[LOGO OF FEDERATED INVESTOSR]


Federated World
Utility Fund




4th Semi-Annual Report
May 31, 1997


Established 1994





President's Message


Dear Fellow Shareholder:

Federated World Utility Fund was established in 1994, and I am pleased to present the fourth Semi-Annual Report for the fund, which covers the six-month reporting period from December 1, 1996 through May 31, 1997.

The fund continued its record of strong performance during the reporting period and is one of the most competitive global utility funds in this country. This fund provides shareholders income potential and opportunities for capital growth by owning over 80 stocks in the electric, natural gas, water and telecommunications industries in the U.S. and around the world.*

In this report you will find a discussion with the fund's portfolio manager Michael J. Donnelly, Vice President, Federated Global Research Corp. Next is a series of investment illustrations showing the fund's performance, which are followed by a complete listing of the fund's utility investments, and the fund's financial statements.

As Michael's comments indicate, the environment for international utilities continued to be highly favorable. Your fund recorded double-digit total return performance and outperformed the overall global utilities market. In short, it was another very strong period for the fund, as the following share class performance shows.**

                                                              Capital     Total Return
                  NAV        NAV      NAV      Income            Gains Based on
         12/1/96  5/31/97  Change   Distributions    Distributions       NAV
         ------   ------   -------  ------------     ------------      -----------
Class A Shares    $12.69   $13.34   5%      $0.24               $0.43  11.06%
Class B Shares    $12.68   $13.31   5%      $0.20                $0.43 10.51%
Class C Shares    $12.67   $13.32   5%      $0.20               $0.43  10.67%
Class F Shares    $12.70   $13.33   5%      $0.24               $0.43  10.89%

We trust you are pleased with the continued positive performance of your investment in Federated World Utility Fund. Thank you for joining the fund's growing number of shareholders. Assets now exceed $34 million.

* Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

**Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, C, and F Shares were 4.94%, 4.70%, 9.59% and 8.69%, respectively.


Remember, adding to your account on a regular basis and reinvesting your quarterly dividends in additional shares is a convenient, painless way to "pay yourself first" and enjoy the benefit of compounding and potential future income from the shares you buy today.+ We welcome your comments and suggestions.

Sincerely,



Richard B. Fisher
President
July 15, 1997


+ Systematic investing does not ensure a profit or protect against loss in declining markets.




Investment Review

Michael J. Donnelly
Vice President
Federated Global
Research Corp.

Q

What is your analysis of the global utility market, which continued to reward investors with good performance during the reporting period?


A

The international utility market continued to be dominated by forces of privatization. The domestic utility market was influenced by mergers and acquisitions. Furthermore, economic growth internationally helped propel several utility stocks during the last six months.

Recently, privatized or soon to be privatized utility companies in China and Brazil have been some of the best performers in 1997. With respect to Brazil, the market is anticipating the value that companies will achieve once they operate in the private sector. Furthermore, strong economic growth and relative currency stability in Latin America in 1997 have created attractive investment environments, and many utility companies have benefited from foreign investment flows.

It is interesting to note that, in general, U.S. utilities are income-producing stocks, while international utilities are considered growth stocks. This combination of utility stocks has produced good investment results in capital appreciation and generous quarterly income.

Q

How did Federated World Utility Fund perform over the six-month reporting period?


A

The fund delivered a strong total return of 11.06% for Class A Shares, 10.51% for Class B Shares, 10.67% for Class C Shares, and 10.89% for Class F Shares, based on net asset value.* These returns were greater than the 8.99% total return of the overall world utility market as measured by FT/S&P Global Utility Index.**

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, C, and F shares were 4.94%, 4.70%, 9.59% and 8.69%, respectively.

**FT/S&P Global Utility Index is a market cap-weighted index of utility securities from 24 countries, both developed and developing, with approximately 174 companies. This index is unmanaged, and investments cannot be made in an index.


Q

What strategies impacted fund performance during the reporting period?


A

In the last report, we discussed that an emphasis on investments in the cellular communications industry was a key strategic initiative of the fund. This strategy has significantly enhanced performance for the six months, in both a direct and an indirect manner. Directly, the position in Grupo Iusacell, a Mexican provider of cellular communications, has appreciated 129% year to date and is the best performing telecommunications stock in Latin America for 1997 thus far. Indirectly, market internalization of potential intrinsic value for cellular assets is helping to drive the share prices of Brazilian telecom companies much higher. This has benefited fund performance, too.

Another important strategy that has been beneficial is our emphasis on choosing companies that are undervalued with respect to their regional peers. Specifically, investments in three regions of the globe_Europe, Latin America and Asia_in the electric sector of the utility industry have contributed substantially to fund performance. These previously undervalued securities appreciated after the markets reassessed their fundamental business prospects. Examples of these regional stocks are Lenenergo (Europe), Cia Forca Y Luz Cataguazes (Latin America), and Huaneng Electric Power (Asia).

It is worth repeating that adherence to some basic strategies has provided the fund with superior absolute returns over the short and long term.


Q

What were the fund's region weightings at the end of the reporting period?


A

As of May 31, 1997, weightings were approximately 44% in the United States, 20% in Europe, 18% in Latin America and Canada, and 18% in Asia.




Q

Several events_including the rise in interest rates in the United States in March, the crisis over European Monetary Union in May, and the threat by the Japanese Prime Minister to have Japan sell its U.S. Treasury bonds_have caused notable volatility in the markets in 1997. Has this volatility adversely affected the global utilities, and what can shareholders expect going forward?


A

Interest rate increases tend to affect many stocks adversely, but U.S. utilities were relative outperformers during March 1997, at a time when many strategists thought the U. S. Federal Reserve Board would continue to raise rates throughout 1997.

While utility stocks will not likely escape market impacting events such as periods of currency market turmoil or equity market volatility, it should be noted that around the world, many utilities are still cheap relative to their local markets and may be considered defensive in times of increased volatility.

In times of equity corrections, we must remember that, in the end, the lights will still go on in Chile, telephones will still ring across Malaysia and water will still flow through the taps in the U.K. We remain confident about the continued growth of utility services in an expanding, increasingly prosperous worldwide population.



Two Ways You May Seek to Invest for Success in
Federated World Utility Fund

If you had made an initial investment of $4,000 in the Class A Shares of Federated World Utility Fund on 4/22/94, reinvested dividends and capital gains, and didn't redeem any shares, your account would be worth $5,741 on 5/31/97. You would have earned a 12.34%* average annual total return for the 3-year investment lifespan.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends and you gain the benefit of compounding.

As of 6/30/97, the Class A SharesO average annual one-year and since inception (4/22/94) total returns were 17.99% and 13.49%, respectively. Class B SharesO average annual one-year and since inception (7/27/95) total returns were 18.09% and 18.46%, respectively. Class C SharesO average annual one-year and since inception (7/27/95) total returns were 22.85% and 20.65%, respectively. Class F SharesO average annual one-year and since inception (4/22/94) total returns were 22.52% and 14.80%, respectively.*


"Graphic representation "A" omitted.  See Appendix."


* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and taking into account the 5.50% sales charge for Class A Shares, the 5.50% contingent deferred sales charge applicable to Class B Shares, the 1.00% contingent deferred sales charge applicable to Class C Shares, and the 1.00% sales charge and 1.00% contingent deferred sales charge applicable to Class F Shares.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investorOs shares, when redeemed, may be worth more or less than their original cost.


Federated World Utility Fund
One Step at a Time

$1,000 invested each year for 3 years (reinvesting all dividends and capital gains) grew to $4,982.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated World Utility Fund on 4/22/94, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $4,000, but your account would have reached a total value of $4,982* by 5/31/97. You would have earned an average annual total return of 14.03%.

A practical investment plan helps you pursue income through a diversified portfolio primarily invested in U.S. utility securities and non-U.S. utility securities. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work!


"Graphic representation "B" omitted.  See Appendix."


* No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.




Federated World Utility Fund
Portfolio Update
--------------------------------------------------------------------------------


Top Ten Holdings As Of 5/31/97

Company                                      Country            % of Assets

Grup Iusacell S.A., ADR, Series L             Mexico                2.45%
Nippon Telegraph & Telephone Corp.            Japan                 2.34%
Empresa Nacional Electricidad SA, ADR         Chile                 2.34%
Vodafone Group PLC                             U.K.                 2.04%
SBC Communications, Inc.                       USA                  1.88%
Panenergy Corp.                                USA                  1.88%
AT&T Corp.                                     USA                  1.87%
Central Costanera S.A., Class B             Argentina               1.85%
National Power Co. PLC, ADR                    U.K.                 1.74%
OY Nokia AB, ADR, Class A                    Finland                1.58%




Federated World Utility Fund
Portfolio of Investments
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

   SHARES                                                                                            VALUE
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--83.6%
-----------------------------------------------------------------------------------------------
               BASIC INDUSTRY--0.8%
               --------------------------------------------------------------------------------
       4,100   Reynolds Metal Co.                                                                $     278,288
               --------------------------------------------------------------------------------  -------------
               CELLULAR TELEPHONE--9.1%
               --------------------------------------------------------------------------------
      12,000   Advance Information Service PCL                                                          85,540
               --------------------------------------------------------------------------------
      12,400   Airtouch Communications, Inc.                                                           345,650
               --------------------------------------------------------------------------------
      51,400   (a)Grup Iusacell S.A., ADR                                                              848,100
               --------------------------------------------------------------------------------
       8,300   OY Nokia AB, Class A, ADR                                                               547,800
               --------------------------------------------------------------------------------
     500,000   Pilipino Telephone Corp.                                                                194,313
               --------------------------------------------------------------------------------
     214,000   Smartone Telecommunications                                                             421,178
               --------------------------------------------------------------------------------
     158,200   Vodafone Group PLC                                                                      703,916
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 3,146,497
               --------------------------------------------------------------------------------  -------------
               ENERGY MINERALS--3.2%
               --------------------------------------------------------------------------------
       3,600   Elf Aquitaine SA                                                                        359,713
               --------------------------------------------------------------------------------
       8,000   Repsol SA                                                                               334,809
               --------------------------------------------------------------------------------
      14,100   YPF Sociedad Anonima, ADR                                                               423,000
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 1,117,522
               --------------------------------------------------------------------------------  -------------
               FINANCE--1.0%
               --------------------------------------------------------------------------------
      44,000   (b)Commonwealth Installment Receipt Trustee Ltd.                                        328,098
               --------------------------------------------------------------------------------  -------------
               HEALTH CARE--1.3%
               --------------------------------------------------------------------------------
       6,000   American Home Products Corp.                                                            457,500
               --------------------------------------------------------------------------------  -------------
               MAJOR U.S. TELECOMMUNICATIONS--6.7%
               --------------------------------------------------------------------------------
      17,500   AT&T Corp.                                                                              645,313
               --------------------------------------------------------------------------------
       6,400   BellSouth Corp.                                                                         290,400
               --------------------------------------------------------------------------------
       9,300   GTE Corp.                                                                               410,363
               --------------------------------------------------------------------------------
       8,000   MCI Communications Corp.                                                                307,000
               --------------------------------------------------------------------------------
      11,117   SBC Communications, Inc.                                                                650,364
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 2,303,440
               --------------------------------------------------------------------------------  -------------


Federated World Utility Fund

--------------------------------------------------------------------------------

   SHARES                                                                                            VALUE
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               NATURAL GAS DISTRIBUTION--1.8%
               --------------------------------------------------------------------------------
      11,500   Equitable Resources, Inc.                                                         $     340,688
               --------------------------------------------------------------------------------
       9,000   Pacific Enterprises                                                                     294,750
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   635,438
               --------------------------------------------------------------------------------  -------------
               OIL/GAS TRANSMISSION--4.4%
               --------------------------------------------------------------------------------
     101,000   BG PLC                                                                                  337,052
               --------------------------------------------------------------------------------
     101,000   (a)Centrica PLC                                                                         104,916
               --------------------------------------------------------------------------------
       4,000   Enron Corp.                                                                             163,000
               --------------------------------------------------------------------------------
      13,900   Panenergy Corp.                                                                         649,825
               --------------------------------------------------------------------------------
       4,500   Sonat, Inc.                                                                             258,750
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 1,513,543
               --------------------------------------------------------------------------------  -------------
               OTHER TELEPHONE/COMMUNICATIONS--1.2%
               --------------------------------------------------------------------------------
      11,000   Telephone and Data System, Inc.                                                         426,938
               --------------------------------------------------------------------------------  -------------
               REAL ESTATE--2.2%
               --------------------------------------------------------------------------------
     500,000   Darling Park Trust                                                                      312,286
               --------------------------------------------------------------------------------
      11,600   Meditrust, REIT                                                                         427,750
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   740,036
               --------------------------------------------------------------------------------  -------------
               TEXTILES--0.0%
               --------------------------------------------------------------------------------
 260,000,000   (a)Texpar SA                                                                              3,400
               --------------------------------------------------------------------------------  -------------
               UTILITIES--51.9%
               --------------------------------------------------------------------------------
      58,000   Australian Gas Light Co.                                                                345,906
               --------------------------------------------------------------------------------
      16,600   Boston Edison Co.                                                                       427,450
               --------------------------------------------------------------------------------
     175,000   Central Costanera S.A., Class B                                                         639,069
               --------------------------------------------------------------------------------
      15,300   Chilgener S.A., ADR                                                                     420,750
               --------------------------------------------------------------------------------
      85,000   China Light and Power Co. Ltd.                                                          425,631
               --------------------------------------------------------------------------------
   1,850,000   (a)Cia Saneamento Basico Estado                                                         440,681
               --------------------------------------------------------------------------------
      10,700   Cinergy Corp.                                                                           374,500
               --------------------------------------------------------------------------------
      11,600   CMS Energy Corp.                                                                        390,050
               --------------------------------------------------------------------------------


Federated World Utility Fund

--------------------------------------------------------------------------------

   SHARES                                                                                            VALUE
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               UTILITIES--CONTINUED
               --------------------------------------------------------------------------------
      13,100   Compania Anonima Nacional Telefonos de Venezuela,
               Class D, ADR                                                                      $     486,338
               --------------------------------------------------------------------------------
      17,800   DPL, Inc.                                                                               424,975
               --------------------------------------------------------------------------------
      12,600   DQE, Inc.                                                                               354,375
               --------------------------------------------------------------------------------
      36,000   Empresa Nacional de Electricidad SA, ADR                                                810,000
               --------------------------------------------------------------------------------
       3,900   Empresa Nacional de Electricidad SA, ADR                                                302,738
               --------------------------------------------------------------------------------
       7,300   FPL Group, Inc.                                                                         339,450
               --------------------------------------------------------------------------------
     119,000   Hong Kong Electric Holdings Ltd.                                                        428,483
               --------------------------------------------------------------------------------
      22,900   Hyder PLC                                                                               303,997
               --------------------------------------------------------------------------------
      19,200   Illinova Corp.                                                                          420,000
               --------------------------------------------------------------------------------
       5,300   Kokusai Den (Kdd)                                                                       341,348
               --------------------------------------------------------------------------------
      24,500   Korea Electric Power Corp., ADR                                                         444,063
               --------------------------------------------------------------------------------
     200,000   (a)Lenenergo, ADR                                                                       170,000
               --------------------------------------------------------------------------------
       4,500   (b)Mosenergo, ADR                                                                       169,875
               --------------------------------------------------------------------------------
      16,700   National Power Co. PLC, ADR                                                             601,200
               --------------------------------------------------------------------------------
          85   Nippon Telegraph & Telephone Corp.                                                      810,219
               --------------------------------------------------------------------------------
       9,000   NIPSCO Industries, Inc.                                                                 364,500
               --------------------------------------------------------------------------------
       5,600   Oest Elektrizitats, Class A                                                             402,689
               --------------------------------------------------------------------------------
      21,500   Pacificorp                                                                              427,313
               --------------------------------------------------------------------------------
      10,000   Pinnacle West Capital Corp.                                                             293,750
               --------------------------------------------------------------------------------
       7,700   Portland General Corp.                                                                  308,000
               --------------------------------------------------------------------------------
      46,000   PowerGen PLC                                                                            524,489
               --------------------------------------------------------------------------------
      11,000   PT Telekomunikasi Indonesia, Class CS, ADR                                              365,750
               --------------------------------------------------------------------------------
       5,000   Samchully Co.                                                                           374,133
               --------------------------------------------------------------------------------
      26,000   Severn Trent                                                                            331,752
               --------------------------------------------------------------------------------
      19,700   Southern Co.                                                                            418,625
               --------------------------------------------------------------------------------
      65,000   Southern Electric PLC                                                                   433,608
               --------------------------------------------------------------------------------
      18,877   Southern Electric PLC                                                                   126,608
               --------------------------------------------------------------------------------


Federated World Utility Fund

--------------------------------------------------------------------------------

   SHARES                                                                                            VALUE
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               UTILITIES--CONTINUED
               --------------------------------------------------------------------------------
     136,000   Stet Societa Finanziaria Telefonica SPA                                           $     533,742
               --------------------------------------------------------------------------------
      15,300   TECO Energy, Inc.                                                                       380,588
               --------------------------------------------------------------------------------
   3,200,000   Telecomunicacoes Brasileiras SA                                                         416,972
               --------------------------------------------------------------------------------
      29,768   Telecomunicacoes de Minas Gerais, Rights                                                    266
               --------------------------------------------------------------------------------
      10,900   Texas Utilities Co.                                                                     374,688
               --------------------------------------------------------------------------------
     700,000   (a)Thai Telphone & Telecom Public Co., Ltd.                                             320,774
               --------------------------------------------------------------------------------
     175,000   (a)Thai Telphone & Telecom Public Co., Ltd.                                              83,758
               --------------------------------------------------------------------------------
      37,500   Thames Water PLC                                                                        421,285
               --------------------------------------------------------------------------------
      22,200   Tokyo Electric Power Co.                                                                423,220
               --------------------------------------------------------------------------------
      12,400   Unicom Corp.                                                                            282,100
               --------------------------------------------------------------------------------
       2,900   Veba AG                                                                                 163,911
               --------------------------------------------------------------------------------
      17,000   Westcoast Energy, Inc.                                                                  308,125
               --------------------------------------------------------------------------------  -------------
               Total                                                                                17,951,744
               --------------------------------------------------------------------------------  -------------
               TOTAL COMMON STOCKS (IDENTIFIED COST $24,417,047)                                    28,902,444
               --------------------------------------------------------------------------------  -------------
                                                                 CONVERTIBLE SECURITIES--12.6%
-----------------------------------------------------------------------------------------------
               BASIC INDUSTRY--1.7%
               --------------------------------------------------------------------------------
      22,200   Coeur d'Alene Mines Corp., Conv. Pfd., $1.49                                            369,075
               --------------------------------------------------------------------------------
  30,000,000   Kawasaki Steel Corp., Conv. Bond, 1.60%, 9/30/2004                                      230,828
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   599,903
               --------------------------------------------------------------------------------  -------------
               CELLULAR TELEPHONE--1.3%
               --------------------------------------------------------------------------------
       6,700   Airtouch Communications, Inc., Conv. Pfd., Series C, $2.13                              324,950
               --------------------------------------------------------------------------------
     150,000   Pilipino Telephone Corp., Conv. Bond, 1.75%, 7/17/2006                                  144,656
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   469,606
               --------------------------------------------------------------------------------  -------------
               ENERGY MINERALS--0.9%
               --------------------------------------------------------------------------------
       5,000   (b)Tosco Corp., Conv. Pfd.                                                              294,375
               --------------------------------------------------------------------------------  -------------
               FINANCE--2.5%
               --------------------------------------------------------------------------------
  20,000,000   Bank of Tokyo Cayman Finance Ltd., Conv. Bond, 4.25%, 3/31/2049                         219,837
               --------------------------------------------------------------------------------
       3,500   Merrill Lynch & Co., Inc., STRYPES, Series MGIC, $3.12                            $     271,250
               --------------------------------------------------------------------------------


Federated World Utility Fund

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                            VALUE
-------------  --------------------------------------------------------------------------------  -------------
CONVERTIBLE SECURITIES--CONTINUED
-----------------------------------------------------------------------------------------------
               FINANCE--CONTINUED
               --------------------------------------------------------------------------------
       6,000   Salomon, Inc., DECS, Series CSN, $3.48                                                  364,500
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   855,587
               --------------------------------------------------------------------------------  -------------
               NATURAL GAS DISTRIBUTION--1.2%
               --------------------------------------------------------------------------------
       8,100   MCN Corp., PRIDES, $8.00                                                                427,275
               --------------------------------------------------------------------------------  -------------
               UTILITIES--5.0%
               --------------------------------------------------------------------------------
 260,000,000   Cia Forca e Luz Cataguazes-Leopoldina, Preference                                       451,732
               --------------------------------------------------------------------------------
       8,000   (b)Nacional Financiera, SNC, PRIDES, $6.79                                              352,000
               --------------------------------------------------------------------------------
       8,200   Nortel Inversora SA                                                                     404,875
               --------------------------------------------------------------------------------
   3,400,000   Telecomunicacoes de Minas Gerais, Preference, Series B                                  517,376
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 1,725,983
               --------------------------------------------------------------------------------  -------------
               TOTAL CONVERTIBLE SECURITIES (IDENTIFIED COST $4,145,875)                             4,372,729
               --------------------------------------------------------------------------------  -------------
                                                                (C) REPURCHASE AGREEMENT--5.0%
-----------------------------------------------------------------------------------------------
$  1,730,000   BT Securities Corporation, 3.60%, dated 5/30/1997, due 6/2/1997
               (AT AMORTIZED COST)                                                                   1,730,000
               --------------------------------------------------------------------------------  -------------
               TOTAL INVESTMENTS (IDENTIFIED COST $30,292,922)(D)                                $  35,005,173
               --------------------------------------------------------------------------------  -------------

 (a) Non-income producing security.

 (b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1997, these securities amounted to $792,348 which represents 2.3% of net assets.

 (c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $30,292,922. The net unrealized appreciation of investments on a federal tax basis amounts to $4,712,251 which is comprised of $5,726,403 appreciation and $1,014,152 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($34,583,145) at May 31, 1997.


Federated World Utility Fund

--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
DECS--Dividend Enhanced Convertible Stock
PLC--Public Limited Company
PRIDES-- Preferred Redeemable Increased Dividend Equity Securities REIT--Real Estate Investment Trust
STRYPES--Structured Yield Product Exchangeable for Stock

(See Notes which are an integral part of the Financial Statements)






Federated World Utility Fund
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

ASSETS:
------------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $30,292,922)                         $35,005,173
------------------------------------------------------------------------------------------------------
Cash                                                                                                           462
------------------------------------------------------------------------------------------------------
Income receivable                                                                                          102,990
------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 290,569
------------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           10,770
------------------------------------------------------------------------------------------------------  ----------
    Total assets                                                                                        35,409,964
------------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------
Payable for investments purchased                                                            $ 767,561
-------------------------------------------------------------------------------------------
Payable for shares redeemed                                                                     52,899
-------------------------------------------------------------------------------------------
Net payable for foreign currency exchange contracts purchased                                    2,310
-------------------------------------------------------------------------------------------
Payable for taxes withheld                                                                       4,049
-------------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                      826,819
------------------------------------------------------------------------------------------------------  ----------
NET ASSETS for 2,594,681 shares outstanding                                                             $34,583,145
------------------------------------------------------------------------------------------------------  ----------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid in capital                                                                                         $28,404,780
------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities in foreign
currency                                                                                                 4,709,139
------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                           1,343,336
------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                        125,890
------------------------------------------------------------------------------------------------------  ----------
    Total Net Assets                                                                                    $34,583,145
------------------------------------------------------------------------------------------------------  ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------------------------------
CLASS A SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($15,987,703 / 1,198,872 shares outstanding)                                      $13.34
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share (100/94.50 of $13.34)*                                                             $14.12
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share **                                                                            $13.34
------------------------------------------------------------------------------------------------------  ----------
CLASS B SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($8,206,655 / 616,589 shares outstanding)                                         $13.31
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share*                                                                                   $13.31
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share (94.50/100 of $13.31)**                                                       $12.58
------------------------------------------------------------------------------------------------------  ----------
CLASS C SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($1,072,021 / 80,512 shares outstanding)                                          $13.32
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share*                                                                                   $13.32
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share (99.00/100 of $13.32)**                                                       $13.19
------------------------------------------------------------------------------------------------------  ----------
CLASS F SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($9,316,766 / 698,708 shares outstanding)                                         $13.33
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share (100/99.00 of $13.33)*                                                             $13.46
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share (99.00/100 of $13.33)**                                                       $13.20
------------------------------------------------------------------------------------------------------  ----------

 *See "What Shares Cost" in the Prospectus.

**See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated World Utility Fund
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended May 31, 1997 (unaudited)

INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $20,408)                                                    $ 484,242
------------------------------------------------------------------------------------------------------
Interest (net of foreign taxes withheld of $200)                                                           57,392
------------------------------------------------------------------------------------------------------  ---------
    Total income                                                                                          541,634
------------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------
Investment advisory fee                                                                      $ 146,733
-------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                      107,205
-------------------------------------------------------------------------------------------
Custodian fees                                                                                  21,423
-------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                        46,635
-------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                        2,236
-------------------------------------------------------------------------------------------
Auditing fees                                                                                    8,819
-------------------------------------------------------------------------------------------
Legal fees                                                                                       6,956
-------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                       48,135
-------------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                       20,951
-------------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                        4,917
-------------------------------------------------------------------------------------------
Distribution services fee--Class F Shares                                                       10,801
-------------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                        17,259
-------------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                         6,984
-------------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                         1,639
-------------------------------------------------------------------------------------------
Shareholder services fee--Class F Shares                                                        10,801
-------------------------------------------------------------------------------------------
Share registration costs                                                                        21,680
-------------------------------------------------------------------------------------------
Printing and postage                                                                            16,280
-------------------------------------------------------------------------------------------
Insurance premiums                                                                               2,203
-------------------------------------------------------------------------------------------
Taxes                                                                                              385
-------------------------------------------------------------------------------------------
Miscellaneous                                                                                   19,082
-------------------------------------------------------------------------------------------  ---------
Total expenses                                                                                 521,124
-------------------------------------------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------------------------------
  Waiver of investment advisory fee                                               $(110,050)
--------------------------------------------------------------------------------
  Waiver of distribution services fee--Class F Shares                               (10,801)
--------------------------------------------------------------------------------
  Reimbursement of other operating expenses                                        (180,150)
--------------------------------------------------------------------------------  ---------
    Total waivers and reimbursements                                                          (301,001)
-------------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                      220,123
------------------------------------------------------------------------------------------------------  ---------
            Net investment income                                                                         321,511
------------------------------------------------------------------------------------------------------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                      1,342,089
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets and liabilities in
foreign currency                                                                                        1,468,637
------------------------------------------------------------------------------------------------------  ---------
    Net realized and unrealized gain on investments and foreign currency                                2,810,726
------------------------------------------------------------------------------------------------------  ---------
        Change in net assets resulting from operations                                                  $3,132,237
------------------------------------------------------------------------------------------------------  ---------

(See Notes which are an integral part of the Financial Statements)


Federated World Utility Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                     SIX MONTHS
                                                                                        ENDED
                                                                                     (UNAUDITED)     YEAR ENDED
                                                                                       MAY 31,      NOVEMBER 30,
                                                                                        1997            1996
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------------
Net investment income                                                                $   321,511    $     806,966
----------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions ($1,342,089 and $1,104,981 net gains, respectively,
as computed for federal tax purposes)                                                  1,342,089        1,134,559
----------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currency                          1,468,637        1,930,763
----------------------------------------------------------------------------------  -------------  ---------------
    Change in net assets resulting from operations                                     3,132,237        3,872,288
----------------------------------------------------------------------------------  -------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------------------------
  Class A Shares                                                                        (247,715)        (332,945)
----------------------------------------------------------------------------------
  Class B Shares                                                                         (71,975)         (59,524)
----------------------------------------------------------------------------------
  Class C Shares                                                                         (17,947)         (15,981)
----------------------------------------------------------------------------------
  Class F Shares                                                                        (160,502)        (221,379)
----------------------------------------------------------------------------------
Distributions from net realized gains on investments
and foreign currency transactions
----------------------------------------------------------------------------------
  Class A Shares                                                                        (426,071)              --
----------------------------------------------------------------------------------
  Class B Shares                                                                        (143,903)              --
----------------------------------------------------------------------------------
  Class C Shares                                                                         (35,982)              --
----------------------------------------------------------------------------------
  Class F Shares                                                                        (281,597)              --
----------------------------------------------------------------------------------  -------------  ---------------
    Change in net assets resulting from distributions to shareholders                 (1,385,692)        (629,829)
----------------------------------------------------------------------------------  -------------  ---------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------------
Proceeds from sale of shares                                                           9,044,194        9,401,101
----------------------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                                   1,076,543          461,046
----------------------------------------------------------------------------------
Cost of shares redeemed                                                               (3,514,359)      (3,219,504)
----------------------------------------------------------------------------------  -------------  ---------------
    Change in net assets resulting from share transactions                             6,606,378        6,642,643
----------------------------------------------------------------------------------  -------------  ---------------
         Change in net assets                                                          8,352,923        9,885,102
----------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------
Beginning of period                                                                   26,230,222       16,345,120
----------------------------------------------------------------------------------  -------------  ---------------
End of period (including undistributed net investment
income of $125,890 and $302,518, respectively)                                       $34,583,145    $  26,230,222
----------------------------------------------------------------------------------  -------------  ---------------

(See Notes which are an integral part of the Financial Statements)


Federated World Utility Fund
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                          SIX MONTHS
                                                                             ENDED
                                                                          (UNAUDITED)              YEAR ENDED
                                                                            MAY 31,               NOVEMBER 30,
                                                                             1997         1996       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                       $   12.69    $   10.96  $    9.67   $   10.06
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------
  Net investment income                                                         0.14         0.43       0.42        0.24
-----------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                          1.18         1.67       1.27       (0.46)
-----------------------------------------------------------------------  -------------  ---------  ---------  -----------
  Total from investment operations                                              1.32         2.10       1.69       (0.22)
-----------------------------------------------------------------------  -------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------
  Distributions from net investment income                                     (0.24)       (0.37)     (0.40)      (0.17)
-----------------------------------------------------------------------
  Distributions from net realized gain on investments
  and foreign currency transactions                                            (0.43)          --         --          --
-----------------------------------------------------------------------  -------------  ---------  ---------  -----------
  Total distributions                                                          (0.67)       (0.37)     (0.40)      (0.17)
-----------------------------------------------------------------------  -------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                             $   13.34    $   12.69  $   10.96   $    9.67
-----------------------------------------------------------------------  -------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                               11.06%       19.54%     17.94%      (3.00%)
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------
  Expenses                                                                      1.32%*       1.05%      0.25%       0.25%*
-----------------------------------------------------------------------
  Net investment income                                                         2.36%*       3.87%      4.39%       5.10%*
-----------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                              1.98%*       3.11%      4.78%       4.43%*
-----------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                    $15,988      $12,671     $8,875      $4,948
-----------------------------------------------------------------------
  Average commission rate paid (d)                                           $0.0030      $0.0001         --          --
-----------------------------------------------------------------------
  Portfolio turnover                                                              32  %        50%        46%          7 %
-----------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from April 21, 1994 (date of initial public investment) to November 30, 1994. For the period from the start of business, March 17, 1994 to April 20, 1994 Class A Shares had no public investment.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) For the periods ended November 30, 1995 and 1994, the Adviser waived all of its investment advisory fee, 1.00% and 1.00%, respectively, and reimbursed other operating expenses, 0.34% and 0.86% , respectively, to comply with certain state expense limitations. This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


Federated World Utility Fund
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                   (UNAUDITED)         YEAR ENDED
                                                                                     MAY 31,          NOVEMBER 30,
                                                                                      1997         1996       1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                $   12.68    $   10.95   $   10.53
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income                                                                  0.12         0.35        0.11
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                                                   1.14         1.67        0.41
--------------------------------------------------------------------------------  -------------  ---------  -----------
  Total from investment operations                                                       1.26         2.02        0.52
--------------------------------------------------------------------------------  -------------  ---------  -----------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
  Distributions from net investment income                                              (0.20)       (0.29)      (0.10)
--------------------------------------------------------------------------------
  Distributions from net realized gain on investments
  and foreign currency transactions                                                     (0.43)          --          --
--------------------------------------------------------------------------------  -------------  ---------  -----------
  Total distributions                                                                   (0.63)       (0.29)      (0.10)
--------------------------------------------------------------------------------  -------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                      $   13.31    $   12.68   $   10.95
--------------------------------------------------------------------------------  -------------  ---------  -----------
TOTAL RETURN (B)                                                                        10.51%       18.79%       5.00%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Expenses                                                                               2.08%*       1.80%       1.00%*
--------------------------------------------------------------------------------
  Net investment income                                                                  1.70%*       3.18%       2.99%*
--------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                       1.97%*       3.11%       4.78%*
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                              $8,207       $4,091      $1,068
--------------------------------------------------------------------------------
  Average commission rate paid (d)                                                    $0.0030      $0.0001          --
--------------------------------------------------------------------------------
  Portfolio turnover                                                                       32  %        50%         46 %
--------------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from July 27, 1995 (date of initial public investment) to November 30, 1995.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) For the periods ended November 30, 1995, the Adviser waived all of its investment advisory fee, 1.00%, and reimbursed other operating expenses, 0.34%, to comply with certain state expense limitations. This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


Federated World Utility Fund
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                   (UNAUDITED)         YEAR ENDED
                                                                                     MAY 31,          NOVEMBER 30,
                                                                                      1997         1996       1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                $   12.67    $   10.95   $   10.53
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income                                                                  0.12         0.33        0.15
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                                                   1.16         1.68        0.37
--------------------------------------------------------------------------------  -------------  ---------  -----------
  Total from investment operations                                                       1.28         2.01        0.52
--------------------------------------------------------------------------------  -------------  ---------  -----------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
  Distributions from net investment income                                              (0.20)       (0.29)      (0.10)
--------------------------------------------------------------------------------
  Distributions from net realized gain on investments
  and foreign currency transactions                                                     (0.43)          --          --
--------------------------------------------------------------------------------  -------------  ---------  -----------
  Total distributions                                                                   (0.63)       (0.29)      (0.10)
--------------------------------------------------------------------------------  -------------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                                      $   13.32    $   12.67   $   10.95
--------------------------------------------------------------------------------  -------------  ---------  -----------
TOTAL RETURN (B)                                                                        10.67%       18.61%       4.92%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Expenses                                                                               2.07%*       1.80%       1.00%*
--------------------------------------------------------------------------------
  Net investment income                                                                  1.64%*       3.17%       3.03%*
--------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                       1.97%*       3.11%       4.77%*
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                              $1,072       $1,072        $374
--------------------------------------------------------------------------------
  Average commission rate paid (d)                                                    $0.0030      $0.0001          --
--------------------------------------------------------------------------------
  Portfolio turnover                                                                       32  %        50%         46 %
--------------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from July 27, 1995 (date of initial public investment) to November 30, 1995.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) For the periods ended November 30, 1995, the Adviser waived all of its investment advisory fee, 1.00%, and reimbursed other operating expenses, 0.34%, to comply with certain state expense limitations. This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


Federated World Utility Fund
Financial Highlights--Class F Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                         SIX MONTHS
                                                                            ENDED
                                                                         (UNAUDITED)              YEAR ENDED
                                                                           MAY 31,               NOVEMBER 30,
                                                                            1997         1996       1995       1994(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                      $   12.70    $   10.96  $    9.66   $   10.04
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------
  Net investment income                                                        0.15         0.43       0.43        0.21
----------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                         1.15         1.67       1.25       (0.43)
----------------------------------------------------------------------  -------------  ---------  ---------  -----------
  Total from investment operations                                             1.30         2.10       1.68       (0.22)
----------------------------------------------------------------------  -------------  ---------  ---------  -----------
LESS DISTRIBUTIONS
----------------------------------------------------------------------
  Distributions from net investment income                                    (0.24)       (0.36)     (0.38)      (0.16)
----------------------------------------------------------------------
  Distributions from net realized gain on investments
  and foreign currency transactions                                           (0.43)          --         --          --
----------------------------------------------------------------------  -------------  ---------  ---------  -----------
  Total distributions                                                         (0.67)       (0.36)     (0.38)      (0.16)
----------------------------------------------------------------------  -------------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                            $   13.33    $   12.70  $   10.96   $    9.66
----------------------------------------------------------------------  -------------  ---------  ---------  -----------
TOTAL RETURN (B)                                                              10.89%       19.55%     17.79%      (3.07%)
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------
  Expenses                                                                     1.32%*       1.07%      0.50%       0.50%*
----------------------------------------------------------------------
  Net investment income                                                        2.33%*       3.87%      4.19%       4.59%*
----------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                             2.23%*       3.34%      4.78%       4.43%*
----------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                    $9,317       $8,396     $6,028      $4,821
----------------------------------------------------------------------
  Average commission rate paid (d)                                          $0.0030      $0.0001         --          --
----------------------------------------------------------------------
  Portfolio turnover                                                             32  %        50%        46%          7 %
----------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from April 21, 1994 (date of initial public investment) to November 30, 1994. For the period from the start of business, March 28, 1994 to April 20, 1994 Class F Shares had no public investment.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) For the periods ended November 30, 1995 and 1994, the Adviser waived all of its investment advisory fee, 1.00% and 1.00%, respectively, and reimbursed other operating expenses, 0.34% and 0.86% , respectively, to comply with certain state expense limitations. This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)






Federated World Utility Fund
Notes to Financial Statements
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

(1) ORGANIZATION

World Investment Series Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of eight portfolios. The financial statements included herein are only those of Federated World Utility Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares. The Fund's investment objective is to provide total return.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


Federated World Utility Fund

--------------------------------------------------------------------------------

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. However, federal taxes may be imposed upon disposition of certain investments in Passive Foreign Investment Companies.

     Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange risk. The Fund may enter into foreign currency exchange contracts as purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or crosshedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currencyexchange rates. All foreign currency exchange contracts are "marked to market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchanged contract is offset into a closing transaction or by delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.


Federated World Utility Fund

--------------------------------------------------------------------------------

     At May 31, 1997, the Fund had outstanding foreign exchange contracts as follows:

                                                                                               UNREALIZED
                              SETTLEMENT      CONTRACTS TO      IN EXCHANGE   CONTRACTS AT    APPRECIATION
    CONTRACTS PURCHASED          DATE        DELIVER/RECEIVE        FOR           VALUE      (DEPRECIATION)
British Pound                     6/2/97           143,174       $ 234,621     $   234,212      $     409
---------------------------
Thailand Baht                     6/2/97         2,110,092          83,238          85,951         (2,713)
---------------------------                                    -------------  -------------       -------
                                                                   317,859         320,163         (2,304)
---------------------------                                    -------------  -------------       -------

      CONTRACTS SOLD
Deutsche Mark                     6/2/97             4,029           2,364           2,357      $      (7)
---------------------------
Mexican Peso                      6/2/97            45,054           5,696           5,697              1
---------------------------                                    -------------  -------------       -------
                                                                     8,060           8,054             (6)
---------------------------                                    -------------  -------------       -------
NET UNREALIZED
DEPRECIATION ON FOREIGN
EXCHANGE CONTRACTS                                                                              $  (2,310)
---------------------------                                                                       -------

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another


Federated World Utility Fund

--------------------------------------------------------------------------------
     registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at May 31, 1997 is as follows:

SECURITY                                                            ACQUISITION DATE      ACQUISITION COST
Commonwealth Installment Receipt Trustee Ltd.                                  7/15/96       $  211,626
Mosenergo                                                              1/24/96-5/27/97          200,725
Nacional Financiera, SNC, PRIDES                                      12/22/94-4/22/96          273,805
Tosco Corp., Conv. Pfd.                                              12/13/96-12/18/96          250,388

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At May 31, 1997, par value shares ($0.001 per share) authorized were as follows:

                                                                                        POUND OF PAR VALUE CAPITAL
                                      CLASS NAME                                             STOCK AUTHORIZED
Class A                                                                                          135,000,000
--------------------------------------------------------------------------------------
Class B                                                                                          135,000,000
--------------------------------------------------------------------------------------
Class C                                                                                          135,000,000
--------------------------------------------------------------------------------------
Class F                                                                                          135,000,000
--------------------------------------------------------------------------------------       ---------------
     Total                                                                                       540,000,000
--------------------------------------------------------------------------------------       ---------------


Federated World Utility Fund

--------------------------------------------------------------------------------

Transactions in capital stock were as follows:

                                                                  SIX MONTHS ENDED             YEAR ENDED
                                                                    MAY 31, 1997           NOVEMBER 30, 1996
                       CLASS A SHARES                          SHARES       AMOUNT       SHARES       AMOUNT
Shares sold                                                     257,995  $   3,260,405    338,469  $   3,933,948
------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                46,803        560,748     23,491        269,640
------------------------------------------------------------
Shares redeemed                                                (104,136)    (1,313,334)  (173,419)    (2,031,192)
------------------------------------------------------------  ---------  -------------  ---------  -------------
     Net change resulting from
     Class A Share transactions                                 200,662  $   2,507,819    188,541  $   2,172,396
------------------------------------------------------------  ---------  -------------  ---------  -------------

                                                                    SIX MONTHS ENDED            YEAR ENDED
                                                                      MAY 31, 1997           NOVEMBER 30, 1996
                        CLASS B SHARES                            SHARES       AMOUNT      SHARES       AMOUNT
Shares sold                                                        298,880  $  3,791,356    249,058  $  2,890,530
---------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                   16,282       194,865      4,171        48,165
---------------------------------------------------------------
Shares redeemed                                                    (21,334)     (268,131)   (27,954)     (330,601)
---------------------------------------------------------------  ---------  ------------  ---------  ------------
     Net change resulting from
     Class B Share transactions                                    293,828  $  3,718,090    225,275  $  2,608,094
---------------------------------------------------------------  ---------  ------------  ---------  ------------

                                                                     SIX MONTHS ENDED            YEAR ENDED
                                                                       MAY 31, 1997          NOVEMBER 30, 1996
                         CLASS C SHARES                            SHARES      AMOUNT       SHARES       AMOUNT
Shares sold                                                          57,787  $   725,814      54,907   $   642,653
----------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                     1,824       21,846         368         4,254
----------------------------------------------------------------
Shares redeemed                                                     (63,680)    (825,766)     (4,827)      (57,104)
----------------------------------------------------------------  ---------  -----------  -----------  -----------
     Net change resulting from
     Class C Share transactions                                      (4,069) $   (78,106)     50,448   $   589,803
----------------------------------------------------------------  ---------  -----------  -----------  -----------


Federated World Utility Fund

--------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED            YEAR ENDED
                                                                      MAY 31, 1997           NOVEMBER 30, 1996
                        CLASS F SHARES                           SHARES       AMOUNT       SHARES       AMOUNT
Shares sold                                                       100,266  $   1,266,619    167,886  $  1,933,970
--------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                  24,981        299,084     12,102       138,987
--------------------------------------------------------------
Shares redeemed                                                   (87,925)    (1,107,128)   (68,696)     (800,607)
--------------------------------------------------------------  ---------  -------------  ---------  ------------
     Net change resulting from
     Class F Share transactions                                    37,322  $     458,575    111,292  $  1,272,350
--------------------------------------------------------------  ---------  -------------  ---------  ------------
     Net change resulting from
     Fund share transactions                                      527,743  $   6,606,378    575,556  $  6,642,643
--------------------------------------------------------------  ---------  -------------  ---------  ------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Global Research Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares, Class C Shares and Class F Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                                                                                                 PERCENTAGE OF
                                                                                               AVERAGE DAILY NET
SHARE CLASS NAME                                                                                ASSETS OF CLASS
Class B Shares                                                                                         0.75%
------------------------------------------------------------------------------------------
Class C Shares                                                                                         0.75%
------------------------------------------------------------------------------------------
Class F Shares                                                                                         0.25%
------------------------------------------------------------------------------------------


Federated World Utility Fund

--------------------------------------------------------------------------------

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational and/or start-up administrative service expenses of $114,130 were borne initially by Administrator. The Fund has agreed to reimburse Administrator for the organizational and/or start-up administrative expenses during the five year period following effective date. For the period ended May 31, 1997, the Fund paid $29,121 pursuant to this agreement.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:

PURCHASES                                                                                            $  14,523,493
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $   8,737,116
---------------------------------------------------------------------------------------------------  -------------

(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1997, the diversification of countries was as follows:


Federated World Utility Fund

--------------------------------------------------------------------------------

      COUNTRY             % OF NET ASSETS
Argentina                          7.0%
Australia                          2.8%
Austria                            1.2%
Brazil                             2.5%
Canada                             0.9%
Chile                              3.5%
Finland                            1.6%
France                             1.0%
Germany                            0.5%
Hong Kong                          3.6%
Indonesia                          1.1%

      COUNTRY             % OF NET ASSETS
Italy                              1.5%
Japan                              5.8%
Korea                              2.5%
Mexico                             3.5%
Philipines                         1.0%
Russia                             1.0%
Spain                              1.9%
Thailand                           1.4%
United Kingdom                    10.9%
United States                     49.3%
Venezuela                          1.4%




Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue            John F. Donahue
Thomas G. Bigley             Chairman
John T. Conroy, Jr.        Richard B. Fisher
William J. Copeland          President
James E. Dowd              J. Christopher Donahue
Lawrence D. Ellis, M.D.      Executive Vice President
Richard B. Fisher          Edward C. Gonzales
Edward L. Flaherty, Jr.      Executive Vice President
Peter E. Madden            John W. McGonigle
Gregor F. Meyer              Executive Vice President, Treasurer, and Secretary
John E. Murray, Jr.        Karen M. Brownlee
Wesley W. Posvar             Assistant Secretary
Marjorie P. Smuts

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.


[LOGO OF FEDERATED INVESTORS]

Federated Securities Corp., Distributor

Cusip 981487101
Cusip 981487309
Cusip 981487408
Cusip 981487200
G00259-05 (7/97)

                                                   [LOGO OF RECYCLED PAPER]







[LOGO] FEDERATED INVESTORS

Federated
Asia Pacific
Growth Fund


Semi-Annual Report
May 31, 1997


Established 1996




President's Message

[PHOTO APPEARS HERE]

Dear Shareholder:

Federated Asia Pacific Growth Fund was created in February 1996, and I am pleased to present the first Semi-Annual Report to shareholders of the fund. This report contains interesting information about the fund from December 1, 1996 through May 31, 1997.

The report begins with a commentary by the fund's portfolio manager, Alexandre de Bethmann, Vice President of Federated Global Research Corp., covering international economic and market conditions and fund strategy. Following his commentary is a complete list of the fund's investments and the financial statements.

This international stock fund brings investors significant long-term opportunities from an extremely well-researched portfolio of over 100 corporations in 12 Asian and Pacific Rim countries.* The stocks selected, in many cases, are internationally recognized industry leaders whose median market capitalization is over $2 billion.

While the overall Asian Pacific market was weak during the six-month reporting period, the fund's strong security selection helped it record a positive return that eclipsed the -3.14% of the market as measured by the Morgan Stanley Capital International Combined Asia Pacific Index.** Price appreciation of the securities in the fund's portfolio accounted for the fund's returns. Share class performance highlights are as follows:+

                                              Total Return
                  NAV 12/1/96   NAV 5/31/97   Based on NAV
                  -----------   -----------   ------------
Class A Shares       $10.25        $10.79         5.27%
Class B Shares       $10.19        $10.69         4.91%
Class C Shares       $10.20        $10.70         4.90%

While the fund delivered positive performance in a negative market environment, it is important to remember that the true measure of this fund's performance is in years rather than months. There will inevitably also be periods of unfriendly volatility.

* Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

** The Morgan Stanley Capital International Combined Asia Pacific Index is an unmanaged, market value-weighted average of the performance of securities listed on the stock exchange of 13 countries in the Pacific Rim and Asian regions. This index is unmanaged, and investments cannot be made in an index.

+ Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, and C Shares were (0.55%), (0.59%), and 3.92%, respectively.



In the current Asia Pacific investment environment, I recommend that you add to your account on a regular basis to take advantage of price fluctuations and to use the dollar-cost averaging method of investing.++ Simply stated, buy shares regularly and invest the same dollar amount each time.

We will continue to keep you up-to-date on the details of your investment on a regular basis. Thank you for the confidence you have shown by entrusting a portion of your wealth to Federated Asia Pacific Growth Fund.

Sincerely,

/s/ Richard B. Fisher

Richard B. Fisher
President
July 15, 1997

++ Dollar-cost averaging does not ensure a profit or protect against loss in declining markets. Since such a plan of investing involves continuous investing regardless of fluctuating price levels, investors should consider whether to continue to invest in periods of low price levels.




Investment Review


[PHOTO APPEARS HERE]
Alexandre de Bethmann
Vice President
Federated Global
Research Corp.

Q How did the Asian Pacific markets fare during the six-month reporting period?

A The Asia Pacific markets as measured by the Morgan Stanley Capital International Combined Asia Pacific Index,* declined by 3.14% for the period between 12/1/96 through 5/31/97. The lackluster performance of the Japanese market as well as the depreciation of the yen were responsible for more than half of the decline of the index. The single most import factor in the southeast Asia markets was the yen depreciation of 2.12%. With Japan representing 60% of the Morgan Stanley Capital International Combined Asia Pacific Index, the impact of the yen on the index was a depreciation of 1.30%.

Q In this environment, how did Federated Asia Pacific Growth Fund perform compared to its benchmark?

A Federated Asia Pacific Growth Fund produced positive returns, considerably outpacing the (3.14%) total return of the market as measured by the fund's benchmark, the Morgan Stanley Capital International Combined Asia Pacific Index. The six-month total return for Class A Shares was 5.27% based on net asset value. The total returns for Class B Shares and Class C Shares based on net asset value were 4.91% and 4.90%, respectively.**

Q What strategies accounted for the fund's outperformance?

A Stock selection in strong companies across 12 countries was the key determinant of the fund's outperformance relative to the index. On a country basis, our overweight position in Hong Kong also significantly contributed to our outperforming the index.

* The Morgan Stanley Capital International Combined Asia Pacific Index is an unmanaged, market value-weighted average of the performance of securities listed on the stock exchanges of 13 countries in the Pacific and Asian regions. This index is unmanaged, and investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, and C Shares were (0.55%), (0.59%), and 3.92%, respectively.


Q How were the fund's $8 million in assets allocated by country at the end of the reporting period, and what were the fund's top ten holdings?

A As of May 31, 1997, the country allocations were:

    Country                     Allocation
    -----------------------         -----------
    Japan (developed)             51.59%
    Hong Kong (developed)         17.24%
    Singapore (developed)          4.42%
    Malaysia (emerging)            4.19%
    Australia (developed)          4.11%
    Korea (emerging)               3.82%
    Indonesia (emerging)           3.16%
    New Zealand (developed)        2.47%
    Philippines (emerging)         1.36%
    Thailand (emerging)            0.37%
    Pakistan (emerging)            0.35%

The fund's top 10 holdings were:

                                           Percentage
                                               of
Security Name                    Country   Net Assets       Industry
------------------------------   -------   ----------   ------------------
Canare Electric Co. Ltd              Japan      3.32%      Electronic
                                                        Components,
                                                        Instruments
Nippon Tele. & Tele. Corp.        Japan      2.96%      Telecommunications
Japan Associated Finance          Japan      2.90%      Financial Services
Mitsubishi Trust &  Bk Tokyo      Japan      2.85%      Banking
Sumitomo Realty & Dev.               Japan      2.83%      Real Estate
Matsushita Kotobuki Elect.        Japan      2.67%      Electrical &
                                                        Electronics
Mitsubishi Estate Co. Ltd         Japan      2.54%      Real Estate
Sumitomo Bank Ltd., Osaka         Japan      2.40%      Banking
Circle K. Japan Co. Ltd.          Japan      2.38%      Miscellaneous
                                                        Materials &
                                                        Commod.
Taiyo Yuden Co.                     Japan      2.38%      Electronic
                                                        Components,
                                                        Instruments
Total percentage of net assets              24.83%

Q Does the fund invest in developed and emerging markets?

A Yes. Developed countries in the Pacific Rim include Japan, Australia, and New Zealand. There are over 10 emerging market countries, i.e., Malaysia, Indonesia, Philippines, and Thailand, to name a few.

Q As we approach mid-year, what is your outlook for the Asia Pacific markets, particularly Japan and Hong Kong, which make up more than half of the fund's portfolio?

A We have a more optimistic outlook for the Asian markets in the second half, and we expect the Asian markets to rebound. A number of physiological factors currently overshadowing the markets are expected to be resolved and could lead to improved investor confidence that would fuel a new upward leg in the Asian markets. The yen at 125 is not sustainable; we expect the currency to strengthen and should stabilize in the neighborhood of 110 to 115. The concerns over Thailand's financial system and the impending devaluation will be resolved in the coming months. Finally, the concerns of the handover of Hong Kong to the motherland will be behind us. Once these investor concerns are digested in the markets, we expect to deliver attractive returns to our investors in the Asian markets.


Federated Asia Pacific Growth Fund
Portfolio of Investments
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

                                                                                                    VALUE IN
                                                                                                      U.S.
 SHARES                                                                                             DOLLARS
---------  -------------------------------------------------------------------------------------  ------------
COMMON STOCKS--93.1%
------------------------------------------------------------------------------------------------
           APPLIANCES & HOUSEHOLD DURABLES--0.3%
           -------------------------------------------------------------------------------------
      218  Samsung Electronics Co.                                                                $     21,463
           -------------------------------------------------------------------------------------
      218  (a)Samsung Electronics Co., Rights                                                              167
           -------------------------------------------------------------------------------------  ------------
           Total                                                                                        21,630
           -------------------------------------------------------------------------------------  ------------
           AUTOMOBILE--3.0%
           -------------------------------------------------------------------------------------
    4,000  Cycle & Carriage Ltd.                                                                        40,551
           -------------------------------------------------------------------------------------
      255  (a)Dongah Tire Ind                                                                           16,304
           -------------------------------------------------------------------------------------
    5,000  Honda Motor Co. Ltd.                                                                        146,844
           -------------------------------------------------------------------------------------
   16,000  Singapore Technologies Automotive Ltd.                                                       40,048
           -------------------------------------------------------------------------------------  ------------
           Total                                                                                       243,747
           -------------------------------------------------------------------------------------  ------------
           BANKING--13.8%
           -------------------------------------------------------------------------------------
    1,500  Bangkok Bank Public Co., Ltd.                                                                13,442
           -------------------------------------------------------------------------------------
   20,000  (a)(b)Faysal Bank                                                                            13,383
           -------------------------------------------------------------------------------------
    3,600  HSBC Holdings PLC                                                                           109,182
           -------------------------------------------------------------------------------------
    6,795  Kookmin Bank                                                                                122,905
           -------------------------------------------------------------------------------------
   55,000  Lippo Bank                                                                                   55,396
           -------------------------------------------------------------------------------------
   16,000  Mitsubishi Trust & Banking Corp., Tokyo                                                     229,455
           -------------------------------------------------------------------------------------
    4,000  Oversea-Chinese Banking Corp. Ltd.                                                           49,780
           -------------------------------------------------------------------------------------
   40,000  PT Modernbank                                                                                34,944
           -------------------------------------------------------------------------------------
    2,200  Philippine Commercial International Bank                                                     21,479
           -------------------------------------------------------------------------------------
    2,660  Shinhan Bank                                                                                 34,444
           -------------------------------------------------------------------------------------
   14,000  Sumitomo Bank Ltd., Osaka                                                                   193,559
           -------------------------------------------------------------------------------------
   20,000  (a)Sumitomo Trust & Banking                                                                 176,900
           -------------------------------------------------------------------------------------
   10,000  Westpac Banking Corp. Ltd.                                                                   54,307
           -------------------------------------------------------------------------------------  ------------
           Total                                                                                     1,109,176
           -------------------------------------------------------------------------------------  ------------


Federated Asia Pacific Growth Fund

--------------------------------------------------------------------------------

                                                                                                    VALUE IN
                                                                                                      U.S.
 SHARES                                                                                             DOLLARS
---------  -------------------------------------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
           BEVERAGE & TOBACCO--0.3%
           -------------------------------------------------------------------------------------
      200  Lotte Chilsung Beverage Co.                                                            $     21,312
           -------------------------------------------------------------------------------------  ------------
           BROADCASTING & PUBLISHING--1.1%
           -------------------------------------------------------------------------------------
   11,000  (a)News Corp., Ltd.                                                                          48,846
           -------------------------------------------------------------------------------------
    2,000  Singapore Press Holdings Ltd.                                                                39,852
           -------------------------------------------------------------------------------------  ------------
           Total                                                                                        88,698
           -------------------------------------------------------------------------------------  ------------
           ELECTRICAL & ELECTRONICS--8.2%
           -------------------------------------------------------------------------------------
      400  Canon Copyer Sales Co                                                                         4,156
           -------------------------------------------------------------------------------------
    2,000  Mabuchi Motor Co.                                                                           113,697
           -------------------------------------------------------------------------------------
    6,000  Matsushita Kotobuk Electric                                                                 215,371
           -------------------------------------------------------------------------------------
   18,000  (a)Minolta Co.                                                                              119,176
           -------------------------------------------------------------------------------------
      710  (a)Sindo Ricoh Co.                                                                           40,936
           -------------------------------------------------------------------------------------
    2,000  Sony Corp.                                                                                  168,484
           -------------------------------------------------------------------------------------  ------------
           Total                                                                                       661,820
           -------------------------------------------------------------------------------------  ------------
           ELECTRONIC COMPONENTS, INSTRUMENTS--10.6%
           -------------------------------------------------------------------------------------
    8,000  Canare Electric Co. Ltd.                                                                    267,926
           -------------------------------------------------------------------------------------
    3,300  Hana Microelectronics Co., Ltd.                                                              16,668
           -------------------------------------------------------------------------------------
   14,000  Hitachi Ltd.                                                                                149,077
           -------------------------------------------------------------------------------------
    7,000  Hitachi Maxell                                                                              162,301
           -------------------------------------------------------------------------------------
   15,000  Malaysian Pacific Industries                                                                 65,666
           -------------------------------------------------------------------------------------
   10,000  Malaysian Pacific Industries, Rights                                                            895
           -------------------------------------------------------------------------------------
   12,000  Taiyo Yuden Co                                                                              191,670
           -------------------------------------------------------------------------------------  ------------
           Total                                                                                       854,203
           -------------------------------------------------------------------------------------  ------------
           ENERGY--OIL & GAS--0.7%
           -------------------------------------------------------------------------------------
   23,000  Oil Search Ltd.                                                                              57,688
           -------------------------------------------------------------------------------------  ------------


Federated Asia Pacific Growth Fund

--------------------------------------------------------------------------------

                                                                                                    VALUE IN
                                                                                                      U.S.
 SHARES                                                                                             DOLLARS
---------  -------------------------------------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
           ENERGY SOURCES--1.9%
           -------------------------------------------------------------------------------------
  195,000  (a)Belle Corp.                                                                         $     51,754
           -------------------------------------------------------------------------------------
      630  (a)(b)Hub Power Co., GDR                                                                     14,711
           -------------------------------------------------------------------------------------
   10,000  Woodside Petroleum Ltd.                                                                      84,431
           -------------------------------------------------------------------------------------  ------------
           Total                                                                                       150,896
           -------------------------------------------------------------------------------------  ------------
           FINANCIAL SERVICES--3.8%
           -------------------------------------------------------------------------------------
    3,000  Japan Associated Finance                                                                    233,405
           -------------------------------------------------------------------------------------
   16,500  (a)PT Putra Surya Multidana                                                                  19,671
           -------------------------------------------------------------------------------------
   34,666  Public Bank Bhd                                                                              54,357
           -------------------------------------------------------------------------------------  ------------
           Total                                                                                       307,433
           -------------------------------------------------------------------------------------  ------------
           FOOD & HOUSEHOLD PRODUCTS--1.3%
           -------------------------------------------------------------------------------------
   10,000  (a)Coles Myer Limited                                                                        46,660
           -------------------------------------------------------------------------------------
   15,000  (a)(b)Want Want Holdings                                                                     54,300
           -------------------------------------------------------------------------------------  ------------
           Total                                                                                       100,960
           -------------------------------------------------------------------------------------  ------------
           HEALTH & PERSONAL CARE--2.0%
           -------------------------------------------------------------------------------------
    5,000  Sankyo Co. Ltd.                                                                             158,437
           -------------------------------------------------------------------------------------  ------------
           LEISURE & TOURISM--1.7%
           -------------------------------------------------------------------------------------
    4,800  (b)People Co., Ltd.                                                                         140,146
           -------------------------------------------------------------------------------------  ------------
           MACHINERY & ENGINEERING--1.5%
           -------------------------------------------------------------------------------------
    5,000  Nissei ASB Machine Co.                                                                       62,258
           -------------------------------------------------------------------------------------
   12,000  UMW Holdings Bhd                                                                             61,607
           -------------------------------------------------------------------------------------  ------------
           Total                                                                                       123,865
           -------------------------------------------------------------------------------------  ------------
           MERCHANDISING--3.8%
           -------------------------------------------------------------------------------------
  124,000  China EB-IHD Holdings Ltd.                                                                  190,437
           -------------------------------------------------------------------------------------
    2,000  Ito-Yokado Co., Ltd.                                                                        114,040
           -------------------------------------------------------------------------------------
      120  Iuchi Seiedo Co. Ltd.                                                                         3,710
           -------------------------------------------------------------------------------------  ------------
           Total                                                                                       308,187
           -------------------------------------------------------------------------------------  ------------


Federated Asia Pacific Growth Fund

--------------------------------------------------------------------------------

                                                                                                    VALUE IN
                                                                                                      U.S.
 SHARES                                                                                             DOLLARS
---------  -------------------------------------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
           METALS--STEEL--0.5%
           -------------------------------------------------------------------------------------
   35,000  (a)Queensland Metals Corp. NL                                                          $     38,922
           -------------------------------------------------------------------------------------  ------------
           MISCELLANEOUS MATERIALS & COMMODITIES--4.0%
           -------------------------------------------------------------------------------------
   93,000  Berjaya Group Bhd                                                                           122,880
           -------------------------------------------------------------------------------------
    3,600  Circle K Japan Co. Ltd.                                                                     191,979
           -------------------------------------------------------------------------------------
      400  Sanyo Pax Co., Ltd.                                                                           7,042
           -------------------------------------------------------------------------------------  ------------
           Total                                                                                       321,901
           -------------------------------------------------------------------------------------  ------------
           MULTI-INDUSTRY--4.6%
           -------------------------------------------------------------------------------------
    8,000  (a)Beijing Enterprises                                                                       46,667
           -------------------------------------------------------------------------------------
   23,000  Citic Pacific Ltd.                                                                          131,496
           -------------------------------------------------------------------------------------
  121,000  (a)Guiness Peat Group PLC                                                                    69,262
           -------------------------------------------------------------------------------------
   10,000  Hutchison Whampoa                                                                            83,242
           -------------------------------------------------------------------------------------
   13,000  Wing Tai Holdings, Ltd.                                                                      38,719
           -------------------------------------------------------------------------------------  ------------
           Total                                                                                       369,386
           -------------------------------------------------------------------------------------  ------------
           PHARMACEUTICALS--0.5%
           -------------------------------------------------------------------------------------
   51,000  PT Danko Laboratories                                                                        42,981
           -------------------------------------------------------------------------------------  ------------
           REAL ESTATE--17.0%
           -------------------------------------------------------------------------------------
   14,000  (a)(b)Cheung Kong                                                                           143,189
           -------------------------------------------------------------------------------------
   44,000  (b)China Resources Enterprises Ltd.                                                         154,456
           -------------------------------------------------------------------------------------
   10,000  City Developments Ltd.                                                                       92,987
           -------------------------------------------------------------------------------------
   64,050  (a)(b)Filinvest Land, Inc.                                                                   14,571
           -------------------------------------------------------------------------------------
   43,000  Great Eagle Holding Co.                                                                     152,055
           -------------------------------------------------------------------------------------
   15,000  (a)Mitsubishi Estate Co. Ltd.                                                               204,809
           -------------------------------------------------------------------------------------
   18,000  (a)New World Development Co. Ltd.                                                           114,293
           -------------------------------------------------------------------------------------
  100,000  Sino Land Co.                                                                               116,797
           -------------------------------------------------------------------------------------
   29,000  Sumitomo Reality & Dev.                                                                     227,833
           -------------------------------------------------------------------------------------
   30,000  Tokyu Land Corp                                                                             125,204
           -------------------------------------------------------------------------------------


Federated Asia Pacific Growth Fund

--------------------------------------------------------------------------------

                                                                                                    VALUE IN
                                                                                                      U.S.
 SHARES                                                                                             DOLLARS
---------  -------------------------------------------------------------------------------------  ------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
           REAL ESTATE--CONTINUED
           -------------------------------------------------------------------------------------
  205,000  (a)Universal Rightfield Property                                                       $     21,763
           -------------------------------------------------------------------------------------  ------------
           Total                                                                                     1,367,957
           -------------------------------------------------------------------------------------  ------------
           RECREATION, OTHER CONSUMER GOODS--1.9%
           -------------------------------------------------------------------------------------
    2,000  Nintendo Corp. Ltd.                                                                         156,290
           -------------------------------------------------------------------------------------  ------------
           TELECOMMUNICATIONS--4.8%
           -------------------------------------------------------------------------------------
    4,000  Hong Kong Telecommunications Ltd., ADR                                                       89,112
           -------------------------------------------------------------------------------------
       25  Nippon Telegraph & Telephone Corp.                                                          238,300
           -------------------------------------------------------------------------------------
   16,000  PT Indosat                                                                                   47,688
           -------------------------------------------------------------------------------------
    1,493  (a)SK Telecom Co. Ltd., ADR                                                                  13,810
           -------------------------------------------------------------------------------------  ------------
           Total                                                                                       388,910
           -------------------------------------------------------------------------------------  ------------
           TEXTILES & APPAREL--0.4%
           -------------------------------------------------------------------------------------
   48,000  PT Great River Industries                                                                    29,106
           -------------------------------------------------------------------------------------  ------------
           TRANSPORTATION--1.9%
           -------------------------------------------------------------------------------------
   70,000  (a)Mitsui Osk Lines                                                                         156,290
           -------------------------------------------------------------------------------------  ------------
           TRANSPORTATION--AIRLINES--2.0%
           -------------------------------------------------------------------------------------
   44,000  Air New Zealand Ltd., Class B                                                               130,179
           -------------------------------------------------------------------------------------
   14,000  Malaysian Airline System                                                                     32,316
           -------------------------------------------------------------------------------------  ------------
           Total                                                                                       162,495
           -------------------------------------------------------------------------------------  ------------
           TRANSPORTATION--ROAD & RAIL--0.3%
           -------------------------------------------------------------------------------------
   22,667  PT Steady Safe                                                                               24,927
           -------------------------------------------------------------------------------------  ------------
           TRANSPORTATION--SHIPPING--0.7%
           -------------------------------------------------------------------------------------
  198,000  (a)Pacific Ports Co. Ltd.                                                                    58,773
           -------------------------------------------------------------------------------------  ------------
           UTILITIES--ELECTRICAL & GAS--0.5%
           -------------------------------------------------------------------------------------
    1,190  Korea Electric Power Corp.                                                                   36,708
           -------------------------------------------------------------------------------------  ------------
           TOTAL COMMON STOCKS (IDENTIFIED COST $6,512,313)                                          7,502,844
           -------------------------------------------------------------------------------------  ------------


Federated Asia Pacific Growth Fund

--------------------------------------------------------------------------------

 SHARES                                                                                              VALUE
---------  -------------------------------------------------------------------------------------  ------------
(C) REPURCHASE AGREEMENT--5.6%
------------------------------------------------------------------------------------------------
  455,000  BT Securities Corporation, 5.56%, dated 5/30/1997, due 6/2/1997
           (at amortized cost)                                                                    $    455,000
           -------------------------------------------------------------------------------------  ------------
           TOTAL INVESTMENTS (IDENTIFIED COST $6,967,313)(D)                                      $  7,957,844
           -------------------------------------------------------------------------------------  ------------

(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 1997, these securities amounted to $534,756 which represents 6.6% of net assets.

(c) The repurchase agreement is fully collateralized by U.S.government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $6,967,313. The net unrealized appreciation of investments on a federal tax basis amounts to $990,531 which is comprised of $1,154,440 appreciation and $163,909 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($8,059,696) at May 31, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
GDR--Global Depository Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)


Federated Asia Pacific Growth Fund
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

ASSETS:
-------------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $6,967,313)                           $7,957,844
-------------------------------------------------------------------------------------------------------
Cash                                                                                                        23,483
-------------------------------------------------------------------------------------------------------
Income receivable                                                                                           15,605
-------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                             47,840
-------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 113,774
-------------------------------------------------------------------------------------------------------
Deferred expenses                                                                                           13,090
-------------------------------------------------------------------------------------------------------  ---------
    Total assets                                                                                         8,171,636
-------------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------
Payable for investments purchased                                                             $ 110,002
--------------------------------------------------------------------------------------------
Payable for taxes withheld                                                                        1,707
--------------------------------------------------------------------------------------------
Net payable for foreign exchange contracts                                                          231
--------------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                      111,940
-------------------------------------------------------------------------------------------------------  ---------
NET ASSETS for 750,329 shares outstanding                                                                $8,059,696
-------------------------------------------------------------------------------------------------------  ---------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid in capital                                                                                          $7,541,038
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities in foreign
currency                                                                                                   992,296
-------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                            (443,366)
-------------------------------------------------------------------------------------------------------
Net investment loss                                                                                        (30,272)
-------------------------------------------------------------------------------------------------------  ---------
    Total Net Assets                                                                                     $8,059,696
-------------------------------------------------------------------------------------------------------  ---------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
-------------------------------------------------------------------------------------------------------
CLASS A SHARES:
-------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($3,943,941 / 365,460 shares outstanding)                                         $10.79
-------------------------------------------------------------------------------------------------------  ---------
Offering Price Per Share (100/94.50 of $10.79)*                                                             $11.42
-------------------------------------------------------------------------------------------------------  ---------
Redemption Proceeds Per Share                                                                               $10.79
-------------------------------------------------------------------------------------------------------  ---------
CLASS B SHARES:
-------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($3,619,095 / 338,455 shares outstanding)                                         $10.69
-------------------------------------------------------------------------------------------------------  ---------
Offering Price Per Share                                                                                    $10.69
-------------------------------------------------------------------------------------------------------  ---------
Redemption Proceeds Per Share (94.50/100 of $10.69)**                                                       $10.10
-------------------------------------------------------------------------------------------------------  ---------
CLASS C SHARES:
-------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($496,660 / 46,414 shares outstanding)                                            $10.70
-------------------------------------------------------------------------------------------------------  ---------
Offering Price Per Share                                                                                    $10.70
-------------------------------------------------------------------------------------------------------  ---------
Redemption Proceeds Per Share (99.00/100 of $10.70)**                                                       $10.59
-------------------------------------------------------------------------------------------------------  ---------

 *See "What Shares Cost" in the Prospectus.

**See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated Asia Pacific Growth Fund
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended May 31, 1997 (unaudited)

INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $4,632)                                                     $  34,170
------------------------------------------------------------------------------------------------------
Interest (net of foreign taxes withheld of $34)                                                            11,272
------------------------------------------------------------------------------------------------------  ---------
    Total income                                                                                           45,442
------------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------
Investment advisory fee                                                                      $  38,028
-------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                       92,247
-------------------------------------------------------------------------------------------
Custodian fees                                                                                  17,546
-------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                        35,348
-------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                          400
-------------------------------------------------------------------------------------------
Auditing fees                                                                                    8,382
-------------------------------------------------------------------------------------------
Legal fees                                                                                       1,979
-------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                       40,250
-------------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                       10,059
-------------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                        1,717
-------------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                         4,717
-------------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                         3,353
-------------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                           572
-------------------------------------------------------------------------------------------
Share registration costs                                                                        12,644
-------------------------------------------------------------------------------------------
Printing and postage                                                                            10,370
-------------------------------------------------------------------------------------------
Insurance premiums                                                                               1,912
-------------------------------------------------------------------------------------------
Taxes                                                                                              450
-------------------------------------------------------------------------------------------
Miscellaneous                                                                                    3,650
-------------------------------------------------------------------------------------------  ---------
    Total expenses                                                                             283,624
-------------------------------------------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------------------------------
  Waiver of investment advisory fee                                               $ (38,028)
--------------------------------------------------------------------------------
  Reimbursement of other operating expenses                                        (172,069)
--------------------------------------------------------------------------------  ---------
    Total waivers and reimbursements                                                          (210,097)
-------------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                       73,527
------------------------------------------------------------------------------------------------------  ---------
            Net operating loss                                                                            (28,085)
------------------------------------------------------------------------------------------------------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions (net of foreign taxes withheld of
$285)                                                                                                    (440,227)
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets
and liabilities in foreign currency                                                                       864,206
------------------------------------------------------------------------------------------------------  ---------
    Net realized and unrealized gain on investments and foreign currency                                  423,979
------------------------------------------------------------------------------------------------------  ---------
        Change in net assets resulting from operations                                                  $ 395,894
------------------------------------------------------------------------------------------------------  ---------

(See Notes which are an integral part of the Financial Statements)


Federated Asia Pacific Growth Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS
                                                                                    ENDED            PERIOD
                                                                                 (UNAUDITED)          ENDED
                                                                                   MAY 31,        NOVEMBER 30,
                                                                                     1997           1996 (A)
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------------------------
Net operating loss                                                               $    (28,085)   $        (9,521)
------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions
($440,227 net loss and $3,404 net gain, respectively,
as computed for federal tax purposes)                                                (440,227)           (18,571)
------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets
and liabilities in foreign currency                                                   864,206            128,090
------------------------------------------------------------------------------  --------------  -----------------
Change in net assets resulting from operations                                        395,894             99,998
------------------------------------------------------------------------------  --------------  -----------------
SHARE TRANSACTIONS--
------------------------------------------------------------------------------
Proceeds from sale of shares                                                        4,807,101         14,841,199
------------------------------------------------------------------------------
Cost of shares redeemed                                                            (4,405,375)        (7,679,121)
------------------------------------------------------------------------------  --------------  -----------------
     Change in net assets resulting from share transactions                           401,726          7,162,078
------------------------------------------------------------------------------  --------------  -----------------
          Change in net assets                                                        797,620          7,262,076
------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------
Beginning of period                                                                 7,262,076                 --
------------------------------------------------------------------------------  --------------  -----------------
End of period                                                                    $  8,059,696    $     7,262,076
------------------------------------------------------------------------------  --------------  -----------------

(a) For the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

(See Notes which are an integral part of the Financial Statements)


Federated Asia Pacific Growth Fund
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                  (UNAUDITED)      PERIOD ENDED
                                                                                    MAY 31,        NOVEMBER 30,
                                                                                     1997            1996 (A)
NET ASSET VALUE, BEGINNING OF PERIOD                                               $   10.25         $   10.00
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------
  Net operating loss                                                                   (0.03)             0.00
------------------------------------------------------------------------------
  Net realized and unrealized gain
  on investments and foreign currency                                                   0.57              0.25
------------------------------------------------------------------------------       -------           -------
  Total from investment operations                                                      0.54              0.25
------------------------------------------------------------------------------       -------           -------
NET ASSET VALUE, END OF PERIOD                                                     $   10.79         $   10.25
------------------------------------------------------------------------------       -------           -------
TOTAL RETURN (B)                                                                        5.27%             2.50%
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------
  Expenses                                                                              1.79%*            1.85%*
------------------------------------------------------------------------------
  Net operating loss                                                                   (0.56)%*             --
------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                      6.06%*            7.02%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                             $3,944            $4,593
------------------------------------------------------------------------------
  Average commission rate paid (d)                                                   $0.0026           $0.0039
------------------------------------------------------------------------------
  Portfolio turnover                                                                      98%               99%
------------------------------------------------------------------------------

 * Computed on an annualized basis.

(a) Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


Federated Asia Pacific Growth Fund
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                  SIX MONTHS
                                                                                     ENDED            PERIOD
                                                                                  (UNAUDITED)          ENDED
                                                                                    MAY 31,        NOVEMBER 30,
                                                                                     1997            1996 (A)
NET ASSET VALUE, BEGINNING OF PERIOD                                               $   10.19         $   10.00
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------
  Net operating loss                                                                   (0.04)            (0.03)
------------------------------------------------------------------------------
  Net realized and unrealized gain
  on investments and foreign currency                                                   0.54              0.22
------------------------------------------------------------------------------       -------           -------
  Total from investment operations                                                      0.50              0.19
------------------------------------------------------------------------------       -------           -------
NET ASSET VALUE, END OF PERIOD                                                     $   10.69         $   10.19
------------------------------------------------------------------------------       -------           -------
TOTAL RETURN (B)                                                                        4.91%             1.90%
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------
  Expenses                                                                              2.53%*            2.60%*
------------------------------------------------------------------------------
  Net operating loss                                                                   (1.14%)*          (0.86%)*
------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                      6.10%*            7.02%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                             $3,619            $2,273
------------------------------------------------------------------------------
  Average commission rate paid (d)                                                   $0.0026           $0.0039
------------------------------------------------------------------------------
  Portfolio turnover                                                                      98%               99%
------------------------------------------------------------------------------

 * Computed on an annualized basis.

(a) Reflects operations for the period from February 28, 1996 (date of initial public offering) to November 30, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


Federated Asia Pacific Growth Fund
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                  SIX MONTHS
                                                                                     ENDED            PERIOD
                                                                                  (UNAUDITED)          ENDED
                                                                                    MAY 31,        NOVEMBER 30,
                                                                                     1997            1996 (A)
NET ASSET VALUE, BEGINNING OF PERIOD                                               $   10.20         $   10.00
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------
  Net operating loss                                                                   (0.06)            (0.05)
------------------------------------------------------------------------------
  Net realized and unrealized gain
  on investments and foreign currency                                                   0.56              0.25
------------------------------------------------------------------------------       -------           -------
  Total from investment operations                                                      0.50              0.20
------------------------------------------------------------------------------       -------           -------
NET ASSET VALUE, END OF PERIOD                                                     $   10.70         $   10.20
------------------------------------------------------------------------------       -------           -------
TOTAL RETURN (B)                                                                        4.90%             2.00%
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------
  Expenses                                                                              2.54%*            2.60%*
------------------------------------------------------------------------------
  Net operating loss                                                                   (1.13%)*          (0.90%)*
------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                      6.13%*            7.02%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                               $497              $397
------------------------------------------------------------------------------
  Average commission rate paid (d)                                                   $0.0026           $0.0039
------------------------------------------------------------------------------
  Portfolio turnover                                                                      98%               99%
------------------------------------------------------------------------------

 * Computed on an annualized basis.

(a) Reflects operations for the period from February 28, 1996 (date of initial public offering) to November 30, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


Federated Asia Pacific Growth Fund
Notes to Financial Statements
--------------------------------------------------------------------------------
May 31, 1997

(1) ORGANIZATION

World Investment Series Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of eight portfolios. The financial statements included herein are only those of Federated Asia Pacific Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The Fund seeks to provide long-term growth of capital.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


Federated Asia Pacific Growth Fund

--------------------------------------------------------------------------------

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex-dividend date based upon when information becomes available to the Fund

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange risk. The Fund may enter into foreign currency exchange contracts as purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked to market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchanged contract is offset into a closing transaction or by delivery or receipt of the currency. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.


Federated Asia Pacific Growth Fund

--------------------------------------------------------------------------------

     At May 31, 1997, the Fund had outstanding foreign currency commitments as set forth below:

                                                             IN                        UNREALIZED
                               CONTRACTS TO               EXCHANGE     CONTRACTS      APPRECIATION
    SETTLEMENT                DELIVER/RECEIVE                FOR       AT VALUE      (DEPRECIATION)
Contracts sold:
06/02/97            14,154 Hong Kong Dollar               $   1,827    $   1,827        $      --
06/02/97            40,798,248 Indonesian Rupiah             16,700       16,772              (72)
06/04/97            82,042,380 Indonesian Rupiah             33,569       33,728             (159)
06/03/97            513 New Zealand Dollar                      354          354               --
06/02/97            799 Singapore Dollar                        559          559               --
                                                                                           ------
Net Unrealized Depreciation on Foreign Exchange Contracts                               $    (231)
                                                                                           ------

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the


Federated Asia Pacific Growth Fund

--------------------------------------------------------------------------------
     price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at May 31, 1997 is as follows:

SECURITY                                                           ACQUISITION DATES      ACQUISITION COST
Cheung Kong                                                            5/27/96-1/7/97        $  122,469
China Resources Enterprises Ltd.                                      12/4/96-12/5/96            73,630
Faysal Bank                                                                  10/24/96            11,390
Filinvest Land, Inc.                                                          2/27/96            19,407
Hub Power Co., GDR                                                    5/3/96-10/24/96            13,771
People Co., Ltd.                                                       9/2/96-9/26/96           148,718
Want Want Holdings                                                            4/11/97            51,050

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At May 31, 1997, par value shares ($0.001 per share) authorized were as follows:

                                                                                        POUND OF PAR VALUE CAPITAL
                                      CLASS NAME                                             STOCK AUTHORIZED
Class A                                                                                          135,000,000
--------------------------------------------------------------------------------------
Class B                                                                                          135,000,000
--------------------------------------------------------------------------------------
Class C                                                                                          135,000,000
--------------------------------------------------------------------------------------       ---------------
     Total                                                                                       405,000,000
--------------------------------------------------------------------------------------       ---------------

Transactions in capital stock were as follows:

                                                                SIX MONTHS ENDED            PERIOD ENDED
                                                                  MAY 31, 1997          NOVEMBER 30, 1996(A)
                      CLASS A SHARES                          SHARES       AMOUNT       SHARES       AMOUNT
Shares sold                                                    166,197  $  1,657,416   1,121,851  $  11,556,721
-----------------------------------------------------------
Shares redeemed                                               (248,817)   (2,471,888)   (673,771)    (7,122,242)
-----------------------------------------------------------  ---------  ------------  ----------  -------------
     Net change resulting from
     Class A Share transactions                                (82,620) $   (814,472)    448,080  $   4,434,479
-----------------------------------------------------------  ---------  ------------  ----------  -------------


Federated Asia Pacific Growth Fund

--------------------------------------------------------------------------------

                                                                 SIX MONTHS ENDED           PERIOD ENDED
                                                                   MAY 31, 1997         NOVEMBER 30, 1996(B)
                       CLASS B SHARES                          SHARES       AMOUNT      SHARES       AMOUNT
Shares sold                                                     242,076  $  2,405,017    251,041  $  2,607,100
------------------------------------------------------------
Shares redeemed                                                (126,542)   (1,266,708)   (28,120)     (287,998)
------------------------------------------------------------  ---------  ------------  ---------  ------------
     Net change resulting from
     Class B Share transactions                                 115,534  $  1,138,309    222,921  $  2,319,102
------------------------------------------------------------  ---------  ------------  ---------  ------------

                                                                  SIX MONTHS ENDED           PERIOD ENDED
                                                                    MAY 31, 1997         NOVEMBER 30, 1996(B)
                       CLASS C SHARES                           SHARES       AMOUNT      SHARES       AMOUNT
Shares sold                                                       74,296  $    744,668     64,647  $    677,378
-------------------------------------------------------------
Shares redeemed                                                  (66,820)     (666,779)   (25,709)     (268,881)
-------------------------------------------------------------  ---------  ------------  ---------  ------------
     Net change resulting from
     Class C Share transactions                                    7,476  $     77,889     38,938  $    408,497
-------------------------------------------------------------  ---------  ------------  ---------  ------------
          Net change resulting from
          share transactions                                      40,390  $    401,726    709,939  $  7,162,078
-------------------------------------------------------------  ---------  ------------  ---------  ------------

(a) For the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

(b) For the period from February 28, 1996 (date of initial public offering) to November 30, 1996.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Global Research Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.10% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Corporation's Class A, Class B and Class C Shares.


Federated Asia Pacific Growth Fund

--------------------------------------------------------------------------------
The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                                                                                                 PERCENTAGE OF
                                                                                               AVERAGE DAILY NET
SHARE CLASS NAME                                                                                ASSETS OF CLASS
Class A Shares                                                                                         0.25%
------------------------------------------------------------------------------------------
Class B Shares                                                                                         0.75%
------------------------------------------------------------------------------------------
Class C Shares                                                                                         0.75%
------------------------------------------------------------------------------------------

Class A Shares did not incur a Distribution services fee for the period ended May 31, 1997, and has no present intention of paying or accruing a fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $48,248 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following effective date. For the period ended May 31, 1997, the Fund paid $2,948 pursuant to this agreement.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:

----------------------------------------------------------------------------------------------------
PURCHASES                                                                                             $  6,440,149
----------------------------------------------------------------------------------------------------  ------------
SALES                                                                                                 $  7,029,464
----------------------------------------------------------------------------------------------------  ------------


Federated Asia Pacific Growth Fund

--------------------------------------------------------------------------------

(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1997, the diversification of countries was as follows:

                                   PERCENTAGE
                                     OF NET
                                              COUNTRY                                                    ASSETS
Australia                                                                                                     4.1%
Hong Kong                                                                                                    17.2
Indonesia                                                                                                     3.1
Japan                                                                                                        51.6
Korea, Republic of                                                                                            3.8
Malaysia                                                                                                      4.2
New Zealand                                                                                                   2.5
Pakistan                                                                                                      0.3
Philippines                                                                                                   1.4
Singapore                                                                                                     4.5
Thailand                                                                                                      0.4


Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Richard B. Fisher
William J. Copeland                                       President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Richard B. Fisher                                         Edward C. Gonzales
Edward L. Flaherty, Jr.                                   Executive Vice President
Peter E. Madden                                           John W. McGonigle
Gregor F. Meyer                                           Executive Vice President, Treasurer, and Secretary
John E. Murray, Jr.                                       Karen M. Brownlee
Wesley W. Posvar                                          Assistant Secretary
Marjorie P. Smuts

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.


[LOGO] FEDERATED INVESTORS

       Federated Securities Corp., Distributor

      Cusip 981487507
      Cusip 981487606
      Cusip 981487705
      G01934-02 (7/97)                           [LOGO OF RECYCLED PAPER]




[LOGO] FEDERATED INVESTORS

Federated
Emerging
Markets
Fund


Semi-Annual Report
May 31, 1997

Established 1996

President's Message

Dear Fellow Shareholder:

Federated Emerging Markets Fund was created in February 1996, and I am pleased to present the first Semi-Annual Report to shareholders. Since its inception, the fund has performed very well for its shareholders, and share value has continued to increase. This report contains interesting information about the fund from December 1, 1996 through May 31, 1997.

The report begins with a discussion by portfolio manager, Jolanta Wysocka, Vice President, Federated Global Research Corp. Her discussion covers emerging market economic and market conditions and fund strategy. Following her commentary is a complete list of the fund's investments and the financial statements.

The fund offers shareholders significant long-term investment opportunities from a select portfolio of many large- and small-company stocks issued by international emerging companies.* The countries are found in Africa, Latin America, most of Asia and parts of Europe. Currently, the fund's holdings represent 31 countries and approximately 300 corporations. The fund's assets total $62 million as of May 31, 1997.

During the six-month reporting period, the fund delivered very strong total return performance that far eclipsed that of its benchmark, the International Finance Corporation Investable Composite Index.** The fund's broadly diversified selection across many stock issues, with holdings averaging less than 1% of the fund's total assets, helped the fund share value increase substantially.***


                   NAV       NAV    NAV     Total Return
         12/1/96  5/31/97  Change   Based on NAV
                  -------  -------  ------- --------------
Class A Shares    $11.10   $13.35     20%       20.27%
Class B Shares    $11.04   $13.22    20%        19.75%
Class C Shares    $11.05   $13.24    19%        19.82%

  * Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. In addition, emerging markets structures may be less diverse and mature, and their political systems may be less stable.

 ** International Finance Corporation Investable Composite Index is an investable, market capitalization-weighted index of over 1,000 securities in 26 emerging market countries. This index is unmanaged, and investments cannot be made in an index.

*** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, and C Shares were 13.62%, 14.22%, and 18.82%, respectively.

This emerging markets fund has provided shareholders with strong returns since it began operation on February 28, 1996, and it is important to remember that the true measure of performance is clearly in years rather than months. There will inevitably be periods of negative short-term fluctuation, as well as positive returns.

In this investment environment, I recommend that you add to your account on a regular basis to take advantage of price fluctuations and to utilize the dollar-cost averaging method of investing.+

Thank you for your confidence in Federated Emerging Markets Fund. We will continue to keep you up-to-date on the details of your investment on a regular basis. We appreciate the fact that you have entrusted a portion of your wealth with the fund.

Sincerely,


[LOGO]

Richard B. Fisher
President
July 15, 1997

+ Dollar-cost averaging does not ensure a profit or protect against loss in declining markets. Since such a plan of investing involves continuous investing regardless of fluctuating price levels, investors should consider whether to continue to invest in periods of low price levels.


Investment Review


[PHOTO]

Jolanta Wysocka
Vice President
Federated Global
Research Corp.

What is your analysis of the developing markets during the reporting period?

Emerging markets continued to deliver strong performance during the six-month reporting period ending May 31, 1997. Strength came mainly from European, Latin American, and African countries, while many of the Asian markets continued to underperform. Leading the list of winners was Greece with a 54% return, followed closely by Brazil with a 49% gain. Hungary was up 43%, and Turkey rose more than 39%. On the downside, Thailand continued to be weak posting a loss of more than 40%. The Czech Republic, Philippines, and Malaysia also recorded double-digit losses. These are U.S. dollar returns in International Finance Corporation investable indices.

How did Federated Emerging Markets Fund perform during the period compared to its benchmark and the universe of emerging markets funds?

The fund has provided very strong total returns over the six-month reporting period, outperforming both the benchmark index and the average emerging markets fund. Total returns for the fund based on net asset value were: Class A Shares, 20.27%; Class B Shares, 19.75%; and Class C Shares 19.82%.* By comparison, the fund's benchmark, the International Finance Corporation Investable Composite Index,** was up 9.54% during the same period of time.

 * Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, and C Shares were 13.62%, 14.22%, and 18.82%, respectively.

** International Finance Corporation Investable Composite Index is an investable, market capitalization-weighted index of over 1,000 securities in 26 emerging market countries. This index is unmanaged, and investments cannot be made in an index.

Can you give shareholders some insight into your approach to selecting and weighting countries during the period?

The fund's investment philosophy is to broadly diversify its holdings, both in terms of the number of countries (+30) as well as the number of companies (+300). Country selection and allocation played key roles in the fund's record of outperforming the benchmark. Our emphasis on smaller markets with attractive valuations resulted in relatively high weightings in Greece, Turkey, Hungary, Peru, Russia and Mauritius. Egypt and Lebanon were added to the portfolio during that time and made a substantial contribution to performance. During the past six months, we shied away from Asian markets and substantially underweighted Malaysia and Thailand.

What were the net asset country allocations as of May 31, 1997?

The net assets were well diversified across the following countries:


Country          % Net Assets
---------------   -------------
Brazil                5.4%
Russia                4.9%
Portugal      4.7%
Mauritius              4.4%
Egypt                 4.2%
Greece                4.0%
Peru                  4.0%
Argentina              3.8%
Indonesia              3.8%
Korea                 3.6%
Hungary               3.4%
Mexico                3.1%
Poland                3.0%
Turkey                2.8%
India                 2.8%


Country          % Net Assets
---------------   -------------
Lebanon               2.6%
Philippines            2.3%
Czech Republic         2.0%
Chile                 1.9%
Thailand      1.6%
Malaysia      1.1%
Croatia               1.0%
China                 1.0%
Hong Kong              0.7%
Pakistan      0.6%
Israel                0.5%
Botswana      0.3%
Uruguay               0.2%
Colombia      0.2%
Taiwan                0.1%


What were the fund's top ten holdings?

The top 10 holdings as of May 31, 1997 were:


Name                                      Country    % of Assets       Industry
----------------------------------- ------------------        -------------
Nizhny Novgordo Svyazinform, RDC    Russia             1.93%  Telecom
Egypt Gas                                 Egypt                 1.24%  Utilities-
                                                                           Electric/Gas
Banque Audi, GDR, 144A                     Lebanon              1.00%  Banking
Banque Libanaise Pour Le comm,
 GDR, Class B, 144A                        Lebanon              0.92%  Banking
Red October                               Russia                0.83%  Food &
                                                                           Household
                                                                           Products
Zagrebacka Banka, GDR                      Croatia              0.78%  Banking
Solidere, DGR, 144A                        Lebanon              0.73%  Real Estate
Lukoil Oil Co., ADR                        Russia               0.66%  EnergyNOil &
                                                                           Gas
ColepNCia Portuguesa De Emba                Portugal    0.65% Food &
                                                                           Household
                                                                           Products
PT Bank International Indonesia,    Indonesia           0.65% Banking
Foreign Shares
------------------------------------------------------------------------------------
Total % of portfolio assets                             9.39%

As we finish the first half of 1997, what developments may influence the emerging market performance through the year?

We continue to be bullish on emerging markets as an asset class. Federated Emerging Markets Fund offers its shareholders a broadly diversified portfolio invested in over 30 countries and over 300 companies around the world. Emerging stock markets tend to be extremely volatile, and we do not expect that to change in the future. In fact, volatility in individual countries/companies creates the opportunity to increase positions at attractive valuation levels. For the remainder of 1997, we intend to continue to favor Eastern European markets, including Russia, and we are beginning to focus more on African/Middle eastern countries. Specifically, we are also looking to add more exposure in the sub-Saharan region.





Federated Emerging Markets Fund
Portfolio of Investments
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--69.8%
-----------------------------------------------------------------------------------------------
               APPLIANCES & HOUSEHOLD DURABLES--0.8%
               --------------------------------------------------------------------------------
        9,995  (a)Best                                                                           $     180,803
               --------------------------------------------------------------------------------
        3,422  (a)Samsung Electronics Co.                                                              336,903
               --------------------------------------------------------------------------------
            2  (a)(b)Samsung Electronics Co., GDR                                                          116
               --------------------------------------------------------------------------------
            2  Samsung Electronics Co., Rights                                                           1,367
               --------------------------------------------------------------------------------
        3,422  Samsung Electronics Co., Rights                                                           2,624
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   521,813
               --------------------------------------------------------------------------------  -------------
               AUTOMOBILE--1.4%
               --------------------------------------------------------------------------------
        1,100  (b)Bajaj Auto, GDR                                                                       38,500
               --------------------------------------------------------------------------------
        2,600  (b)Bajaj Auto Ltd., GDR                                                                  91,000
               --------------------------------------------------------------------------------
       11,700  (a)(b)Mahindra and Mahindra, GDR                                                        152,100
               --------------------------------------------------------------------------------
      230,000  Otosan Otomobil Sanayii AS                                                              127,067
               --------------------------------------------------------------------------------
      238,000  PT GT Petrochem Industries                                                              100,288
               --------------------------------------------------------------------------------
       71,000  PT United Tractors                                                                      223,289
               --------------------------------------------------------------------------------
        2,800  Salvador Caetano Industrias Metalurgicas e Veiculos de
               Transporte S.A.                                                                          69,595
               --------------------------------------------------------------------------------
        8,200  (b)Tata Engineering & Locomotive Co. Ltd., GDR                                          103,320
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   905,159
               --------------------------------------------------------------------------------  -------------
               BANKING--11.4%
               --------------------------------------------------------------------------------
        2,366  (a)Alpha Credit Bank                                                                    174,595
               --------------------------------------------------------------------------------
          591  Alpha Credit Bank                                                                        43,612
               --------------------------------------------------------------------------------
          591  Alpha Credit Bank                                                                        43,612
               --------------------------------------------------------------------------------
        4,700  Banco Comercial S.A., GDR                                                               141,000
               --------------------------------------------------------------------------------
        2,714  Banco Commercial Portugues, Class R                                                      47,424
               --------------------------------------------------------------------------------
        8,800  Banco Espirito Santo e Comercial de Lisboa                                              182,104
               --------------------------------------------------------------------------------
        6,900  Banco Frances del Rio de la Plata S.A., ADR                                             226,838
               --------------------------------------------------------------------------------
        3,400  Banco Industrial Colombiano, ADR                                                         59,925
               --------------------------------------------------------------------------------


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               BANKING--CONTINUED
               --------------------------------------------------------------------------------
        1,500  Banco Totta & Acores Nationalisiert, Class B                                      $      21,373
               --------------------------------------------------------------------------------
        4,700  Bank Rozwoju Eksportu S.A.                                                              114,337
               --------------------------------------------------------------------------------
        1,440  Bank Slaski S.A.                                                                        112,279
               --------------------------------------------------------------------------------
       25,000  (a)Banque Audi, GDR                                                                     618,750
               --------------------------------------------------------------------------------
       30,000  (a)(b)Banque Libanaise Pour Le Comm, Class B, GDR                                       570,000
               --------------------------------------------------------------------------------
        9,100  (a)Bansud S.A., Class B                                                                 142,941
               --------------------------------------------------------------------------------
        3,800  (a)Bco De Santiago, ADR                                                                  93,575
               --------------------------------------------------------------------------------
           10  Budapest Bank RT                                                                        107,054
               --------------------------------------------------------------------------------
       14,400  COMMERCE ASSET                                                                            4,585
               --------------------------------------------------------------------------------
        9,000  COMMERCE ASSET HLD Warrant                                                                    0
               --------------------------------------------------------------------------------
       72,000  (a)Commerce Asset Holdings Bhd                                                          209,177
               --------------------------------------------------------------------------------
       15,000  Commercial Bank of Korea                                                                 78,575
               --------------------------------------------------------------------------------
       15,000  (a)Commercial International Bank Egypt                                                  296,398
               --------------------------------------------------------------------------------
      754,000  (a)Demirbank T.A.S.                                                                      12,816
               --------------------------------------------------------------------------------
    7,946,000  (a)Demirbank T.A.S.                                                                     135,066
               --------------------------------------------------------------------------------
       74,900  (a)Grupo Financiero Banamex Accivel, Class B                                            162,130
               --------------------------------------------------------------------------------
        1,767  (a)Grupo Financiero Banamex Accivel, Class L                                              3,503
               --------------------------------------------------------------------------------
          350  Inter-Europa Bank Rt                                                                     82,967
               --------------------------------------------------------------------------------
        3,800  Korea Technology Banking Co.                                                             95,906
               --------------------------------------------------------------------------------
       14,500  Kwang Ju Bank                                                                            79,047
               --------------------------------------------------------------------------------
        1,125  (a)MISR International Bank                                                              202,120
               --------------------------------------------------------------------------------
       18,000  Malayan Banking Berhad                                                                  189,836
               --------------------------------------------------------------------------------
       84,000  (a)Mauritius Commercial Bank                                                            364,144
               --------------------------------------------------------------------------------
        4,750  Metro Bank and Trust Co.                                                                107,156
               --------------------------------------------------------------------------------
        2,300  National Bank of Greece                                                                 312,495
               --------------------------------------------------------------------------------
        4,500  OTP Bank RT                                                                             107,655
               --------------------------------------------------------------------------------
      105,000  PT Bank Dagang Nasional                                                           $     113,309
               --------------------------------------------------------------------------------


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               BANKING--CONTINUED
               --------------------------------------------------------------------------------
      489,242  PT Bank International Indonesia                                                         402,254
               --------------------------------------------------------------------------------
       43,492  PT Bank International Indonesia, Warrants                                                16,092
               --------------------------------------------------------------------------------
      106,800  PT Bank Tiara Asia                                                                      129,521
               --------------------------------------------------------------------------------
        3,025  (a)Philippine National Bank                                                              19,956
               --------------------------------------------------------------------------------
       32,000  Seoul Bank                                                                              133,528
               --------------------------------------------------------------------------------
        5,790  Shinhan Bank                                                                             74,974
               --------------------------------------------------------------------------------
          400  (a)Societe Generale (Egypt)                                                             110,983
               --------------------------------------------------------------------------------
      538,500  (a)State Bank Mauritius                                                                 303,343
               --------------------------------------------------------------------------------
       35,000  Thai Military Bank                                                                       43,126
               --------------------------------------------------------------------------------
       19,000  Wbk (Wielkopolski) B                                                                    105,480
               --------------------------------------------------------------------------------
       13,000  (a)(b)Zagrebacka Banka, GDR                                                             482,625
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 7,078,186
               --------------------------------------------------------------------------------  -------------
               BEVERAGE & TOBACCO--3.3%
               --------------------------------------------------------------------------------
    5,500,000  Anadolu Biracilik                                                                       126,605
               --------------------------------------------------------------------------------
        5,600  Compania Cervecerias Unidas SA, ADR                                                     133,000
               --------------------------------------------------------------------------------
        2,600  Embotelladora Andina S.A., Class A, ADR                                                  55,250
               --------------------------------------------------------------------------------
        2,600  Embotelladora Andina S.A., Class B, ADR                                                  55,575
               --------------------------------------------------------------------------------
    1,060,000  Erciyas Biracilik Ve Malt Sanayii                                                        77,330
               --------------------------------------------------------------------------------
       45,500  Fomento Economico Mexicano, SA de C.V., Class B                                         241,623
               --------------------------------------------------------------------------------
        3,900  Hellenic Bottling Co., S.A.                                                             147,111
               --------------------------------------------------------------------------------
       13,000  (a)(b)ITC Ltd., GDR                                                                     211,250
               --------------------------------------------------------------------------------
      211,300  (a)Jose R Lindley E Hijos SA                                                            262,391
               --------------------------------------------------------------------------------
       30,000  (a)Mauritius Breweries Ltd.                                                             213,079
               --------------------------------------------------------------------------------
        7,500  Nobleza Piccardo S.A.I.C. y F.                                                           39,995
               --------------------------------------------------------------------------------
       21,000  PT Hanjaya Mandala Sampoerna                                                             84,820
               --------------------------------------------------------------------------------
       23,500  (a)Prazske Pivovary A.S.                                                          $     141,254
               --------------------------------------------------------------------------------
       14,000  Quilmes Industrial SA, ADR                                                              162,750
               --------------------------------------------------------------------------------


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               BEVERAGE & TOBACCO--CONTINUED
               --------------------------------------------------------------------------------
        5,000  Zwack Unicum RT                                                                         109,102
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 2,061,135
               --------------------------------------------------------------------------------  -------------
               BROADCASTING & PUBLISHING--0.5%
               --------------------------------------------------------------------------------
        9,300  Grupo Televisa SA                                                                       133,227
               --------------------------------------------------------------------------------
        4,700  Investec-Consultoria Internacional                                                      159,610
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   292,837
               --------------------------------------------------------------------------------  -------------
               BUILDING MATERIALS & COMPONENTS--3.5%
               --------------------------------------------------------------------------------
       22,900  Apasco SA de CV                                                                         149,694
               --------------------------------------------------------------------------------
    1,600,000  Borusan                                                                                  72,528
               --------------------------------------------------------------------------------
        4,000  Cementos Diamante S.A., GDR                                                              53,610
               --------------------------------------------------------------------------------
      127,584  Cementos Lima S.A.                                                                      253,684
               --------------------------------------------------------------------------------
      164,198  Cementos Norte Pacasmayo                                                                283,366
               --------------------------------------------------------------------------------
       10,000  (a)Helwan For Cement                                                                    207,393
               --------------------------------------------------------------------------------
        6,000  (a)Hyundai Engineering & Construction Co.                                               139,316
               --------------------------------------------------------------------------------
        3,250  (a)Imparsa Industria E Participacoes                                                     27,597
               --------------------------------------------------------------------------------
       23,000  (a)Inzenyrske Prumyslove Stavby                                                         151,883
               --------------------------------------------------------------------------------
      196,000  Keramika Indonesia Associates                                                           141,007
               --------------------------------------------------------------------------------
       40,000  PT Semen Gresik                                                                          95,375
               --------------------------------------------------------------------------------
       20,000  (a)Sanitary Wares Manufacturing Corp.                                                       834
               --------------------------------------------------------------------------------
        5,200  Siam Cement Co., Ltd                                                                    113,532
               --------------------------------------------------------------------------------
       14,000  Siam City Cement                                                                         54,175
               --------------------------------------------------------------------------------
        9,000  (a)(b)Suez Cement Co., GDR                                                              165,150
               --------------------------------------------------------------------------------
        2,800  Titan Cement Co.                                                                        279,016
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 2,188,160
               --------------------------------------------------------------------------------  -------------
               CHEMICALS--1.2%
               --------------------------------------------------------------------------------
        1,190  Aksa Akrilik Kimya Sanayii AS                                                     $          95
               --------------------------------------------------------------------------------
        4,200  BorsodChem RT                                                                           153,699
               --------------------------------------------------------------------------------


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               CHEMICALS--CONTINUED
               --------------------------------------------------------------------------------
        1,200  CIN-Corparacao Industrial do Norte SA                                                    66,936
               --------------------------------------------------------------------------------
        5,800  Debica S.A.                                                                             137,479
               --------------------------------------------------------------------------------
    3,300,000  Hektas Ticaret AS                                                                       112,190
               --------------------------------------------------------------------------------
        4,700  Pannonplast RT                                                                          230,912
               --------------------------------------------------------------------------------
        6,700  Polifarb-Cieszyn SA                                                                      37,822
               --------------------------------------------------------------------------------
        2,000  (a)Reliance Industries Ltd., GDR                                                         39,000
               --------------------------------------------------------------------------------
          246  (a)Tuntex Distinct Corp., GDR                                                             2,017
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   780,150
               --------------------------------------------------------------------------------  -------------
               CONSTRUCTION & HOUSING--1.5%
               --------------------------------------------------------------------------------
       85,000  (a)Empire East Land Holdings, Inc.                                                       10,796
               --------------------------------------------------------------------------------
        5,880  Gujarat Ambuja, GDR                                                                      54,243
               --------------------------------------------------------------------------------
        7,600  (a)(b)Gujarat Ambuja, GDR                                                                70,110
               --------------------------------------------------------------------------------
          700  (a)Misr Elgedida for Housing & Reconstruction                                            81,571
               --------------------------------------------------------------------------------
        1,060  (a)Nasr City For Housing & Reco                                                         146,196
               --------------------------------------------------------------------------------
       45,000  (a)New World Infrastructure                                                             140,253
               --------------------------------------------------------------------------------
       18,800  Proodeftiki SA                                                                          125,306
               --------------------------------------------------------------------------------
       20,000  (a)Somague-Sociedade Gestora de Participacoes                                           212,139
               --------------------------------------------------------------------------------
        6,000  Somague-Sociedade Gestora de Participacoes                                               63,642
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   904,256
               --------------------------------------------------------------------------------  -------------
               DATA PROCESSING & REPRODUCTION--0.9%
               --------------------------------------------------------------------------------
        6,600  (a)ComputerLand Poland SA                                                               185,260
               --------------------------------------------------------------------------------
       17,000  (a)Formula Systems (1985) Ltd.                                                          302,021
               --------------------------------------------------------------------------------
          660  (a)PVT                                                                                   50,030
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   537,311
               --------------------------------------------------------------------------------  -------------
               ELECTRICAL & ELECTRONICS--1.1%
               --------------------------------------------------------------------------------
    2,400,000  EEI Corp.                                                                         $     105,554
               --------------------------------------------------------------------------------
       10,000  Korea Data Systems                                                                      357,824
               --------------------------------------------------------------------------------


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               ELECTRICAL & ELECTRONICS--CONTINUED
               --------------------------------------------------------------------------------
      500,000  Vestel Elektronik Sanayi Ve Ticaret AS                                                  191,238
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   654,616
               --------------------------------------------------------------------------------  -------------
               ELECTRONIC COMPONENTS, INSTRUMENTS--1.1%
               --------------------------------------------------------------------------------
       38,400  Hana Microelectronics Co., Ltd.                                                         193,955
               --------------------------------------------------------------------------------
        5,300  (a)Samsung Display Devices                                                              276,165
               --------------------------------------------------------------------------------
      147,200  Shanghai Diesel Engine Co. Ltd., Class B                                                 55,936
               --------------------------------------------------------------------------------
      800,000  Solid Group, Inc.                                                                       150,142
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   676,198
               --------------------------------------------------------------------------------  -------------
               ENERGY--OIL & GAS--1.6%
               --------------------------------------------------------------------------------
        3,200  (a)Chemopetrol AS                                                                       121,383
               --------------------------------------------------------------------------------
        6,800  Lukoil Oil Co., ADR                                                                     409,700
               --------------------------------------------------------------------------------
      370,000  (a)Mauritius Oil Refineries Ltd.                                                        210,237
               --------------------------------------------------------------------------------
        2,500  (a)Tatneft, ADR                                                                         208,931
               --------------------------------------------------------------------------------
    1,000,000  Turcas Petrolculuk                                                                       54,538
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 1,004,789
               --------------------------------------------------------------------------------  -------------
               ENERGY EQUIPMENT & SERVICES--0.4%
               --------------------------------------------------------------------------------
        7,000  (a)(b)Bombay Suburban Electric Supply, GDR                                              175,000
               --------------------------------------------------------------------------------
        8,000  Transportadora de Gas de Sur S.A., Class B, ADR                                         101,000
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   276,000
               --------------------------------------------------------------------------------  -------------
               ENERGY SOURCES--2.0%
               --------------------------------------------------------------------------------
      750,000  (a)Belle Corp.                                                                          199,052
               --------------------------------------------------------------------------------
       15,200  (a)Hub Power Co., GDR                                                                   354,920
               --------------------------------------------------------------------------------
        5,000  MOL Magyar Olaj-es Gazipari RT                                                           94,082
               --------------------------------------------------------------------------------
        6,400  YPF Sociedad Anonima                                                                    191,456
               --------------------------------------------------------------------------------
        3,500  YPF Sociedad Anonima, ADR                                                         $     105,000
               --------------------------------------------------------------------------------
       12,600  Yukong Ltd.                                                                             282,670
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 1,227,180
               --------------------------------------------------------------------------------  -------------


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               ENGINEERING--CONTINUED
               --------------------------------------------------------------------------------
               ENGINEERING--0.6%
               --------------------------------------------------------------------------------
       18,400  Ergas                                                                                   109,163
               --------------------------------------------------------------------------------
       13,300  (a)Exbud SA                                                                             144,768
               --------------------------------------------------------------------------------
       42,000  Mostostal Export S.A.                                                                   140,162
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   394,093
               --------------------------------------------------------------------------------  -------------
               FINANCIAL SERVICES--1.8%
               --------------------------------------------------------------------------------
      106,000  Bank Inicjatyw Gospodarczych                                                            133,893
               --------------------------------------------------------------------------------
        7,200  (a)Credicorp Ltd.                                                                       162,900
               --------------------------------------------------------------------------------
    5,000,000  Demir Yat Ort                                                                            44,265
               --------------------------------------------------------------------------------
       24,800  (a)Euronet Services, Inc., ADR                                                          272,800
               --------------------------------------------------------------------------------
       13,500  (a)Fincorp Investment Co. Ltd.                                                           46,289
               --------------------------------------------------------------------------------
          390  Grupo Financiero Inbursa, S.A. de C.V., Class B                                           1,354
               --------------------------------------------------------------------------------
       60,400  Industrial Finance Corporation of Thailand                                              113,173
               --------------------------------------------------------------------------------
        9,000  Rashid Hussain Bhd                                                                       57,667
               --------------------------------------------------------------------------------
       10,000  (a)(b)State Bank of India, GDR                                                          256,250
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 1,088,591
               --------------------------------------------------------------------------------  -------------
               FOOD & HOUSEHOLD PRODUCTS--3.2%
               --------------------------------------------------------------------------------
       29,000  (a)Colep-Cia Portuguesa De Emba                                                         402,312
               --------------------------------------------------------------------------------
        7,200  (a)Egyptian Starch & Gl                                                                  86,025
               --------------------------------------------------------------------------------
        2,133  Estabelecimentos Jeronimo Martins & Filho SGPS, S.A.                                    144,748
               --------------------------------------------------------------------------------
      110,000  Grupo Industrial Maseca SA de CV, Class B                                               108,484
               --------------------------------------------------------------------------------
      173,968  (a)Happy World Foods LTD                                                                127,824
               --------------------------------------------------------------------------------
      240,000  (a)International Container Terminal Services, Inc.                                      129,668
               --------------------------------------------------------------------------------
       40,000  RIO PESCA                                                                         $     295,906
               --------------------------------------------------------------------------------
       25,000  (a)(b)Red October, RDC                                                                  512,500
               --------------------------------------------------------------------------------
      113,900  (a)Sefalana                                                                             157,609
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 1,965,076
               --------------------------------------------------------------------------------  -------------


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               FOOD PROCESSING--CONTINUED
               --------------------------------------------------------------------------------
               FOOD PROCESSING--1.7%
               --------------------------------------------------------------------------------
        4,900  Agros Holding S.A.                                                                      131,429
               --------------------------------------------------------------------------------
      282,698  (a)D'Onofrino SA                                                                        129,391
               --------------------------------------------------------------------------------
        7,300  Goody's S.A.                                                                            182,995
               --------------------------------------------------------------------------------
      110,000  (a)Mon Tresor & Mon Desert Ltd.                                                         213,373
               --------------------------------------------------------------------------------
        2,400  (a)North Cairo Mills Co                                                                 114,346
               --------------------------------------------------------------------------------
        3,200  Pick Szeged Rt                                                                          218,478
               --------------------------------------------------------------------------------
        4,000  (a)Southern Cairo Mills                                                                  77,883
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 1,067,895
               --------------------------------------------------------------------------------  -------------
               FOOD & TOBACCO--0.2%
               --------------------------------------------------------------------------------
        5,800  (a)Eastern Co.                                                                          132,779
               --------------------------------------------------------------------------------  -------------
               FOREST PRODUCTS & PAPER--0.5%
               --------------------------------------------------------------------------------
       80,000  (a)Celulosa Argentina S.A.                                                               32,416
               --------------------------------------------------------------------------------
    1,871,250  Kartonsan Karton Sanayi Ve Ticaret AS                                                   106,031
               --------------------------------------------------------------------------------
      195,000  PT Barito Pacific Timber                                                                176,362
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   314,809
               --------------------------------------------------------------------------------  -------------
               HEALTH & PERSONAL CARE--0.5%
               --------------------------------------------------------------------------------
       39,000  Kimberly-Clark de Mexico                                                                135,112
               --------------------------------------------------------------------------------
        9,879  (a)(b)Pliva D.D., GDR                                                                   153,125
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   288,237
               --------------------------------------------------------------------------------  -------------
               HOUSEHOLD APPLIANCES--0.1%
               --------------------------------------------------------------------------------
      124,800  Shanghai Shangling Electric Appliances Co. Ltd., Class B                                 37,939
               --------------------------------------------------------------------------------  -------------
               INDUSTRIAL COMPONENTS--0.5%
               --------------------------------------------------------------------------------
      294,000  Brisa Bridgestone Sabanci, Class Y                                                $     104,119
               --------------------------------------------------------------------------------
        3,100  (a)Fabryka Kotlow Rafako SA                                                              15,373
               --------------------------------------------------------------------------------
       40,000  (a)Rogers and Company Ltd.                                                              192,995
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   312,487
               --------------------------------------------------------------------------------  -------------


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               INSURANCE--CONTINUED
               --------------------------------------------------------------------------------
               INSURANCE--1.1%
               --------------------------------------------------------------------------------
      130,000  (a)British American Insurance Co.                                                        53,808
               --------------------------------------------------------------------------------
        7,000  Compania de Seguros Tranquilidade                                                       148,861
               --------------------------------------------------------------------------------
       22,000  (a)Mundial Confianca                                                                    290,960
               --------------------------------------------------------------------------------
       74,394  (a)Swan Insurance Co., Ltd.                                                             176,738
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   670,367
               --------------------------------------------------------------------------------  -------------
               LEISURE & TOURISM--1.9%
               --------------------------------------------------------------------------------
        7,800  Danubius Hotels Rt                                                                      238,578
               --------------------------------------------------------------------------------
        9,000  EIH Ltd., GDR                                                                           141,750
               --------------------------------------------------------------------------------
       39,000  (a)Grand Baie Hotel                                                                      90,169
               --------------------------------------------------------------------------------
      130,103  (a)New Mauritius Hotels LTD                                                             231,337
               --------------------------------------------------------------------------------
      145,500  (a)Sun Resorts Ltd.                                                                     347,803
               --------------------------------------------------------------------------------
       63,598  (a)United Docks Ltd.                                                                    116,822
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 1,166,459
               --------------------------------------------------------------------------------  -------------
               MACHINERY & ENGINEERING--1.0%
               --------------------------------------------------------------------------------
       14,000  Efacec-Emp Fabril                                                                       120,497
               --------------------------------------------------------------------------------
       12,100  (a)(b)Larsen & Toubro Ltd., GDR                                                         160,023
               --------------------------------------------------------------------------------
       15,400  Stalexport SA                                                                           158,981
               --------------------------------------------------------------------------------
       22,000  United Engineers Ltd.                                                                   177,737
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   617,238
               --------------------------------------------------------------------------------  -------------
               MANUFACTURING--0.5%
               --------------------------------------------------------------------------------
        3,900  (a)Ceska Zbrojovka A.S.                                                                 220,766
               --------------------------------------------------------------------------------
        2,900  Zalakeramia Rt                                                                    $     111,828
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   332,594
               --------------------------------------------------------------------------------  -------------
               MERCHANDISING--0.3%
               --------------------------------------------------------------------------------
        3,000  Santa Isabel S.A., ADR                                                                   87,375
               --------------------------------------------------------------------------------


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               MERCHANDISING--CONTINUED
               --------------------------------------------------------------------------------
      500,000  Uki Uluslararasi Konfeksiyon Imalat Ve Ticaret                                           95,619
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   182,994
               --------------------------------------------------------------------------------  -------------
               METALS 1/2NON FERROUS--3.2%
               --------------------------------------------------------------------------------
        3,500  Aluminum of Greece S.A.                                                                 248,022
               --------------------------------------------------------------------------------
       29,532  Cia de Minas Buenaventura SA                                                            271,444
               --------------------------------------------------------------------------------
       12,000  Compania de Minas Buenaventura S.A., Class C                                            130,557
               --------------------------------------------------------------------------------
       52,000  Grupo Mexico S.A., Class B                                                              187,381
               --------------------------------------------------------------------------------
        7,950  Hindalco Industries Ltd., GDR                                                           262,350
               --------------------------------------------------------------------------------
       41,500  Industrias Penoles S.A.                                                                 196,769
               --------------------------------------------------------------------------------
        5,000  Madeco SA, ADR                                                                          128,125
               --------------------------------------------------------------------------------
       39,287  Minsur S.A.                                                                             170,973
               --------------------------------------------------------------------------------
        2,700  Sociedad Quimica Y Minera De Chile, ADR                                                 175,500
               --------------------------------------------------------------------------------
       40,000  Southern Peru Ltd.                                                                      187,582
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 1,958,703
               --------------------------------------------------------------------------------  -------------
               METALS--STEEL--1.5%
               --------------------------------------------------------------------------------
      126,000  (a)Acindar Industria Argentina de Aceros SA                                             298,139
               --------------------------------------------------------------------------------
       45,000  Norilsk Nickel, RDC                                                                     303,525
               --------------------------------------------------------------------------------
       45,000  (a)Siderar S.A., Class A                                                                197,199
               --------------------------------------------------------------------------------
        9,800  Usinas Siderurgicas de Minas Gerais SA, ADR                                             107,800
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   906,663
               --------------------------------------------------------------------------------  -------------
               MINING--0.2%
               --------------------------------------------------------------------------------
        9,000  (a)Banpu Public Company Ltd.                                                            126,110
               --------------------------------------------------------------------------------  -------------


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               MISCELLANEOUS MATERIALS & COMMODITIES--0.8%
               --------------------------------------------------------------------------------
      190,000  (a)Fotex Rt.                                                                      $     145,288
               --------------------------------------------------------------------------------
        6,080  Hellas Can Packaging Manufacturers, S.A.                                                111,331
               --------------------------------------------------------------------------------
      108,000  PT Bimantara Citra                                                                      184,255
               --------------------------------------------------------------------------------
      148,000  Sinocan Holdings Ltd.                                                                    58,734
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   499,608
               --------------------------------------------------------------------------------  -------------
               MULTI-INDUSTRY--2.4%
               --------------------------------------------------------------------------------
       29,126  Alfa, S.A. de C.V., Class A                                                             172,348
               --------------------------------------------------------------------------------
       10,000  (a)Beijing Enterprises                                                                   58,334
               --------------------------------------------------------------------------------
       29,213  Compania Naviera Perez Companc SA, Class B                                              223,591
               --------------------------------------------------------------------------------
    5,250,000  (a)Dogan Sirketler Grubu Holding AS                                                     113,411
               --------------------------------------------------------------------------------
       20,000  First Philippine Holdings Corp., Class B                                                 32,986
               --------------------------------------------------------------------------------
       12,500  Grupo Carso SA de CV                                                                     70,963
               --------------------------------------------------------------------------------
        5,600  Grupo Carso SA de CV, ADR                                                                63,672
               --------------------------------------------------------------------------------
    1,600,000  (a)House Of Investment                                                                  169,858
               --------------------------------------------------------------------------------
      168,000  Koc Yatirim Ve Sanayi Mamulleri Pazarlama S.A.                                           40,457
               --------------------------------------------------------------------------------
      101,028  Ledesma Agricola S.A.                                                                   116,240
               --------------------------------------------------------------------------------
       55,000  Renong Berhad                                                                            78,800
               --------------------------------------------------------------------------------
        4,000  (a)Skoda Koncern Plzen A.S.                                                             120,646
               --------------------------------------------------------------------------------
        6,500  Sonae Investimentos Sociedade Gestora de Participacoes
               Sociais, S.A.                                                                           243,618
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 1,504,924
               --------------------------------------------------------------------------------  -------------
               PHARMACEUTICALS--1.6%
               --------------------------------------------------------------------------------
        4,000  (a)Egypt International Pharmaceuticals                                                  237,189
               --------------------------------------------------------------------------------
        2,700  Gedeon Richter RT                                                                       224,158
               --------------------------------------------------------------------------------
        8,300  (a)Jelfa SA                                                                             160,497
               --------------------------------------------------------------------------------
        6,400  Laboratorio Chile, ADR                                                                  164,000
               --------------------------------------------------------------------------------
       72,000  PT Darya Varia Laboratoria                                                        $      93,237
               --------------------------------------------------------------------------------


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               PHARMACEUTICALS--CONTINUED
               --------------------------------------------------------------------------------
       50,000  PT Tempo Scan Pacific                                                                   106,886
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   985,967
               --------------------------------------------------------------------------------  -------------
               REAL ESTATE--1.7%
               --------------------------------------------------------------------------------
       70,000  Amoy Properties Ltd.                                                                     79,499
               --------------------------------------------------------------------------------
       41,250  Ayala Land, Inc., Class B                                                                32,844
               --------------------------------------------------------------------------------
    1,700,000  Guoco Holdings (Philippines)                                                            203,033
               --------------------------------------------------------------------------------
        3,149  Mundicenter Sociedade Imobil                                                             38,971
               --------------------------------------------------------------------------------
       18,000  Mundicenter Sociedade Imobil                                                            222,763
               --------------------------------------------------------------------------------
      172,000  (a)Robinson's Land Corp., Class B                                                        22,172
               --------------------------------------------------------------------------------
       30,000  (a)(b)Solidere, GDR                                                                     450,000
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 1,049,282
               --------------------------------------------------------------------------------  -------------
               TELECOMMUNICATIONS--7.7%
               --------------------------------------------------------------------------------
        1,500  Advanced Information Service PCL                                                         10,387
               --------------------------------------------------------------------------------
        2,400  (a)Asia Satellite Telecommunications Holdings Ltd., ADR                                  66,300
               --------------------------------------------------------------------------------
       11,200  (a)Carso Global Telecom, Class A-1                                                       39,934
               --------------------------------------------------------------------------------
        8,170  (b)Hellenic Telecommunications Organization                                             203,457
               --------------------------------------------------------------------------------
       14,000  (a)Multicanal Participacoes SA, ADR                                                     163,625
               --------------------------------------------------------------------------------
      240,000  Nizhny Novgordo Svyazinform, RDC                                                      1,200,000
               --------------------------------------------------------------------------------
        1,500  PT Indosat, ADR                                                                          44,813
               --------------------------------------------------------------------------------
       74,000  PT Telekomunikasi Indonesia                                                             124,728
               --------------------------------------------------------------------------------
        5,000  Philippine Long Distance Telephone Co.                                                  147,867
               --------------------------------------------------------------------------------
        5,400  Portugal Telecom S.A.                                                                   206,979
               --------------------------------------------------------------------------------
       60,000  (a)Rostelecom , RDC                                                                     228,000
               --------------------------------------------------------------------------------
          122  SK Telecom Co. Ltd.                                                                      75,106
               --------------------------------------------------------------------------------
        3,000  (a)SPT Telekom A.S.                                                                     276,338
               --------------------------------------------------------------------------------
       85,000  (a)Tele 2000 S.A.-La Nueva Com de Telefonos                                       $     129,150
               --------------------------------------------------------------------------------
        3,200  (a)(b)Telecel-Comunicacoes Pessoai                                                      245,549
               --------------------------------------------------------------------------------


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS--CONTINUED
               --------------------------------------------------------------------------------
       17,000  Telecom Argentina S.A.                                                                   90,655
               --------------------------------------------------------------------------------
       89,000  (a)Telecomasia Corp. Pub Ltd                                                            112,383
               --------------------------------------------------------------------------------
        2,520  Telecomunicacoes Brasileiras SA, ADR                                                    346,185
               --------------------------------------------------------------------------------
        7,843  Telecomunicacoes de Sao Paulo SA, Rights                                                    264
               --------------------------------------------------------------------------------
      130,874  Telefonica Del Peru CPT, Class B                                                        334,857
               --------------------------------------------------------------------------------
       75,000  Telefonica de Argentina S.A., Class B                                                   270,135
               --------------------------------------------------------------------------------
        5,300  Telefonos de Mexico, Class L, ADR                                                       235,188
               --------------------------------------------------------------------------------
       20,000  Telex-Chile S.A., ADR                                                                   107,500
               --------------------------------------------------------------------------------
       25,800  (a)United Communication Industry Public Co., Ltd.                                       118,754
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 4,778,154
               --------------------------------------------------------------------------------  -------------
               TEXTILES & APPAREL--0.5%
               --------------------------------------------------------------------------------
    2,152,500  Ak-Al Tekstil Sanayii AS                                                                 99,097
               --------------------------------------------------------------------------------
    1,776,000  Aksu Iplik Dokuma Ve Boya Apre Fabrikalari T.A.S.                                        55,976
               --------------------------------------------------------------------------------
    1,480,000  Aksu Iplik Dokuma Ve Boya Apre Fabrikalari T.A.S., Rights                                10,850
               --------------------------------------------------------------------------------
      360,000  Kordsa                                                                                  117,293
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   283,216
               --------------------------------------------------------------------------------  -------------
               TOBACCO--0.2%
               --------------------------------------------------------------------------------
       31,000  PT Gudang Garam                                                                         133,813
               --------------------------------------------------------------------------------  -------------
               TRANSPORTATION--AIRLINES--0.4%
               --------------------------------------------------------------------------------
       32,885  (a)Air Mauritius Ltd.                                                                    64,272
               --------------------------------------------------------------------------------
       55,000  (a)Thai Airways International Ltd.                                                       87,373
               --------------------------------------------------------------------------------
      300,000  (a)Turk Hava Yollari A.O.                                                                71,183
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   222,828
               --------------------------------------------------------------------------------  -------------


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               TRANSPORTATION--ROAD & RAIL--1.0%
               --------------------------------------------------------------------------------
        1,950  Guangshen Railway Co. Ltd., Class H, ADR                                          $      46,800
               --------------------------------------------------------------------------------
       20,000  Korea Kumho Petro                                                                       145,822
               --------------------------------------------------------------------------------
      172,000  PT Citra Marga Nusaphala Persada                                                        171,470
               --------------------------------------------------------------------------------
       39,000  Shanghai Dazhong Taxi Co., Class B                                                       65,520
               --------------------------------------------------------------------------------
      544,000  (a)(b)Shenzhen Expressway Co. Ltd.                                                      182,538
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   612,150
               --------------------------------------------------------------------------------  -------------
               TRANSPORTATION--SHIPPING--0.5%
               --------------------------------------------------------------------------------
       18,500  Attica Enterprises S.A.                                                                 165,989
               --------------------------------------------------------------------------------
        3,700  (a)Attica Enterprises S.A.                                                               33,198
               --------------------------------------------------------------------------------
      416,000  (a)Pacific Ports Co. Ltd.                                                               123,482
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   322,669
               --------------------------------------------------------------------------------  -------------
               UTILITIES 1/2ELECTRICAL & GAS--3.1%
               --------------------------------------------------------------------------------
        4,700  (a)CEZ A.S.                                                                             130,066
               --------------------------------------------------------------------------------
      350,000  (a)Centrais Eletricas Brasileiras SA                                                    165,110
               --------------------------------------------------------------------------------
       46,000  Central Costanera S.A., Class B                                                         167,984
               --------------------------------------------------------------------------------
          100  (a)Egypt Gas                                                                            767,030
               --------------------------------------------------------------------------------
        4,500  Enersis S.A., ADR                                                                       156,375
               --------------------------------------------------------------------------------
        4,200  (a)Huaneng Power International Inc., Class N, ADR                                       100,800
               --------------------------------------------------------------------------------
        4,700  Korea Electric Power Corp.                                                              144,980
               --------------------------------------------------------------------------------
       21,346  Manila Electric Co., Class B                                                            119,780
               --------------------------------------------------------------------------------
        5,000  (b)Mosenergo, ADR                                                                       188,750
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 1,940,875
               --------------------------------------------------------------------------------  -------------
               WHOLESALE & INTERNATIONAL TRADE--0.4%
               --------------------------------------------------------------------------------
       13,900  Elektrim Spolka Akcyina S.A.                                                            123,987
               --------------------------------------------------------------------------------


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               WHOLESALE & INTERNATIONAL TRADE--CONTINUED
               --------------------------------------------------------------------------------
      128,260  Enrique Ferreyros S.A.                                                            $     151,573
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   275,560
               --------------------------------------------------------------------------------  -------------
               TOTAL COMMON STOCKS (IDENTIFIED COST $38,915,759)                                    43,279,870
               --------------------------------------------------------------------------------  -------------
PREFERRED STOCKS--4.1%
-----------------------------------------------------------------------------------------------
               APPLIANCES & HOUSEHOLD DURABLES--0.2%
               --------------------------------------------------------------------------------
      540,000  Brasmotor SA, Preference                                                                121,065
               --------------------------------------------------------------------------------  -------------
               AUTOMOBILE--0.3%
               --------------------------------------------------------------------------------
       15,500  (a)COFAP-Cia Fabricadora de Pecas, Preference                                           159,271
               --------------------------------------------------------------------------------  -------------
               BANKING--0.6%
               --------------------------------------------------------------------------------
   21,950,000  Banco Bradesco SA, Preference                                                           175,095
               --------------------------------------------------------------------------------
      330,000  Banco Itau SA, Preference                                                               169,547
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   344,642
               --------------------------------------------------------------------------------  -------------
               ENERGY SOURCES--0.5%
               --------------------------------------------------------------------------------
    1,185,000  Petroleo Brasileiro SA, Preference                                                      283,381
               --------------------------------------------------------------------------------  -------------
               MERCHANDISING--0.3%
               --------------------------------------------------------------------------------
    2,700,000  Lojas Renner SA, Preference                                                             156,373
               --------------------------------------------------------------------------------  -------------
               METALS--STEEL--0.0%
               --------------------------------------------------------------------------------
   27,000,000  Usinas Siderurgicas de Minas Gerais SA, Preference                                       29,241
               --------------------------------------------------------------------------------  -------------
               MINING--0.3%
               --------------------------------------------------------------------------------
       10,100  Companhia Vale Do Rio Doce, Preference                                                  223,134
               --------------------------------------------------------------------------------  -------------
               TELECOMMUNICATIONS--0.6%
               --------------------------------------------------------------------------------
      254,000  (a)Cia Riograndense De Telecomunicacoes, Pfd.                                           344,282
               --------------------------------------------------------------------------------
      180,000  Telecomunicacoes de Sao Paulo SA, Preference                                             61,709
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   405,991
               --------------------------------------------------------------------------------  -------------
               TEXTILES & APPAREL--0.0%
               --------------------------------------------------------------------------------
   49,000,000  (a)Texpar SA, Preference                                                                    637
               --------------------------------------------------------------------------------  -------------


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

  SHARES OR                                                                                        VALUE IN
  PRINCIPAL                                                                                          U.S.
   AMOUNT                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
PREFERRED STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               UTILITIES--ELECTRICAL & GAS--1.3%
               --------------------------------------------------------------------------------
      100,000  Centrais Eletricas Brasileiras SA, Preference, Series B                           $      49,229
               --------------------------------------------------------------------------------
  112,600,000  Cia Forca e Luz Cataguazes-Leopoldina, Preference                                       195,586
               --------------------------------------------------------------------------------
    4,900,000  Companhia Energetica de Minas Gerais, Preference                                        219,288
               --------------------------------------------------------------------------------
    1,470,000  (a)Eletropaulo-Electricidade de Sao Paulo SA, Preference, Class B                       345,451
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   809,554
               --------------------------------------------------------------------------------  -------------
               TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,797,232)                                   2,533,289
               --------------------------------------------------------------------------------  -------------
(C) REPURCHASE AGREEMENTS--23.3%
-----------------------------------------------------------------------------------------------
$   4,490,000  BT Securities Corporation, 5.56%, dated 5/30/1997, due 6/2/1997                       4,490,000
               --------------------------------------------------------------------------------
   10,000,000  Greenwich Capital Markets, Inc., 5.55%, dated 5/30/1997, due
               6/2/1997                                                                             10,000,000
               --------------------------------------------------------------------------------  -------------
               TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                                      14,490,000
               --------------------------------------------------------------------------------  -------------
               TOTAL INVESTMENTS (IDENTIFIED COST $55,202,991) (D)                               $  60,303,159
               --------------------------------------------------------------------------------  -------------

 (a) Non-income producing security.

 (b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1997, these securities amounted to $4,411,363 which represents 7.1% of net assets.

 (c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $55,202,991. The net unrealized appreciation of investments on a federal tax basis amounts to $5,100,168 which is comprised of $8,400,186 appreciation and $3,300,018 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($62,034,215) at May 31, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
GDR--Global Depositary Receipt
RDC--Russian Depositary Receipt

(See Notes which are an integral part of the Financial Statements)

Federated Emerging Markets Fund
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

ASSETS:
------------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $55,202,991)                         $60,303,159
------------------------------------------------------------------------------------------------------
Cash                                                                                                        29,140
------------------------------------------------------------------------------------------------------
Cash denominated in foreign currencies (identified cost $671,869)                                          639,515
------------------------------------------------------------------------------------------------------
Income receivable                                                                                          135,197
------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            798,944
------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 620,077
------------------------------------------------------------------------------------------------------  ----------
    Total assets                                                                                        62,526,032
------------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------
Payable for investments purchased                                                            $ 422,492
-------------------------------------------------------------------------------------------
Payable for shares redeemed                                                                     25,398
-------------------------------------------------------------------------------------------
Payable for taxes withheld                                                                       5,965
-------------------------------------------------------------------------------------------
Payable for foreign currency exchanged contracts purchased                                         434
-------------------------------------------------------------------------------------------
Accrued expenses                                                                                37,528
-------------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                      491,817
------------------------------------------------------------------------------------------------------  ----------
NET ASSETS for 4,660,719 shares outstanding                                                             $62,034,215
------------------------------------------------------------------------------------------------------  ----------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid in capital                                                                                         $56,269,628
------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities in foreign
currency                                                                                                 5,077,354
------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                             532,129
------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                        155,104
------------------------------------------------------------------------------------------------------  ----------
    Total Net Assets                                                                                    $62,034,215
------------------------------------------------------------------------------------------------------  ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------------------------------
CLASS A SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($42,862,532 / 3,211,028 shares outstanding)                                      $13.35
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share (100/94.50 of $13.35)*                                                             $14.13
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share                                                                               $13.35
------------------------------------------------------------------------------------------------------  ----------
CLASS B SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($15,897,023 / 1,202,356 shares outstanding)                                      $13.22
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share                                                                                    $13.22
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share (94.50/100 of $13.22)**                                                       $12.49
------------------------------------------------------------------------------------------------------  ----------
CLASS C SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($3,274,660 / 247,335 shares outstanding)                                         $13.24
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share                                                                                    $13.24
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share (99.00/100 of $13.24)**                                                       $13.11
------------------------------------------------------------------------------------------------------  ----------

 * See "What Shares Cost" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated Emerging Markets Fund
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended May 31, 1997 (unaudited)

INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $20,255)                                                    $ 444,153
------------------------------------------------------------------------------------------------------
Interest                                                                                                  178,435
------------------------------------------------------------------------------------------------------  ---------
    Total income                                                                                          622,588
------------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------
Investment advisory fee                                                                      $ 267,251
-------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                       92,247
-------------------------------------------------------------------------------------------
Custodian fees                                                                                  69,391
-------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                        51,774
-------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                          868
-------------------------------------------------------------------------------------------
Auditing fees                                                                                    8,290
-------------------------------------------------------------------------------------------
Legal fees                                                                                       2,890
-------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                       40,839
-------------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                       33,625
-------------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                        7,725
-------------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                        39,667
-------------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                        11,208
-------------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                         2,575
-------------------------------------------------------------------------------------------
Share registration costs                                                                        27,156
-------------------------------------------------------------------------------------------
Printing and postage                                                                            12,728
-------------------------------------------------------------------------------------------
Insurance premiums                                                                               2,004
-------------------------------------------------------------------------------------------
Taxes                                                                                            2,780
-------------------------------------------------------------------------------------------
Miscellaneous                                                                                    6,000
-------------------------------------------------------------------------------------------  ---------
    Total expenses                                                                             679,018
-------------------------------------------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------------------------------
  Waiver of investment advisory fee                                               $(215,172)
--------------------------------------------------------------------------------
  Reimbursement of other operating expenses                                            (368)
--------------------------------------------------------------------------------  ---------
    Total waivers and reimbursements                                                          (215,540)
-------------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                      463,478
------------------------------------------------------------------------------------------------------  ---------
            Net investment income                                                                         159,110
------------------------------------------------------------------------------------------------------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                        855,195
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets and liabilities
in foreign currency                                                                                     4,408,173
------------------------------------------------------------------------------------------------------  ---------
    Net realized and unrealized gain on investments and foreign currency                                5,263,368
------------------------------------------------------------------------------------------------------  ---------
        Change in net assets resulting from operations                                                  $5,422,478
------------------------------------------------------------------------------------------------------  ---------

(See Notes which are an integral part of the Financial Statements)


Federated Emerging Markets Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  SIX MONTHS ENDED
                                                                     (UNAUDITED)               PERIOD ENDED
                                                                    MAY 31, 1997           NOVEMBER 30, 1996(A)
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------
Net investment income                                              $       159,110            $       16,654
-------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions ($855,195 and $(310,725), respectively, as
computed for federal tax purposes)                                         855,195                  (343,726)
-------------------------------------------------------------
Net change in unrealized appreciation of investments and
translation of assets and liabilities in foreign currency                4,408,173                   669,181
-------------------------------------------------------------  -----------------------  --------------------------
     Change in net assets resulting from operations                      5,422,478                   342,109
-------------------------------------------------------------  -----------------------  --------------------------
SHARE TRANSACTIONS--
-------------------------------------------------------------
Proceeds from sale of shares                                            51,125,279                29,998,514
-------------------------------------------------------------
Net asset value of shares issued in connection with the
acquisition of the Blanchard Worldwide Emerging Markets Funds            --                        6,732,148
-------------------------------------------------------------
Cost of shares redeemed                                                (16,434,362)              (15,151,951)
-------------------------------------------------------------  -----------------------  --------------------------
     Change in net assets resulting from share transactions             34,690,917                21,578,711
-------------------------------------------------------------  -----------------------  --------------------------
          Change in net assets                                          40,113,395                21,920,820
-------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------
Beginning of period                                                     21,920,820                  --
-------------------------------------------------------------  -----------------------  --------------------------
End of period (including undistributed net investment income
of $155,104 and $0, respectively)                                  $    62,034,215            $   21,920,820
-------------------------------------------------------------  -----------------------  --------------------------

(a) For the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

(See Notes which are an integral part of the Financial Statements)


Federated Emerging Markets Fund
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                  (UNAUDITED)      PERIOD ENDED
                                                                                    MAY 31,        NOVEMBER 30,
                                                                                     1997             1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                               $   11.10         $   10.00
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------
  Net investment income                                                                 0.04              0.02
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                  2.21              1.08
------------------------------------------------------------------------------       -------           -------
  Total from investment operations                                                      2.25              1.10
------------------------------------------------------------------------------       -------           -------
NET ASSET VALUE, END OF PERIOD                                                     $   13.35         $   11.10
------------------------------------------------------------------------------       -------           -------
TOTAL RETURN (B)                                                                       20.27%            11.00%
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------
  Expenses                                                                              1.97%*            1.97%*
------------------------------------------------------------------------------
  Net investment income                                                                 0.86%*            0.31%*
------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                      1.02%*            3.34%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                            $42,863           $17,327
------------------------------------------------------------------------------
  Average commission rate paid                                                       $0.0030           $0.0029
------------------------------------------------------------------------------
  Portfolio turnover                                                                      13%               32%
------------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


Federated Emerging Markets Fund
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                  (UNAUDITED)      PERIOD ENDED
                                                                                    MAY 31,        NOVEMBER 30,
                                                                                     1997             1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                               $   11.04         $   10.00
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------
  Net investment income                                                                 0.04             (0.02)
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                  2.14              1.06
------------------------------------------------------------------------------       -------           -------
  Total from investment operations                                                      2.18              1.04
------------------------------------------------------------------------------       -------           -------
NET ASSET VALUE, END OF PERIOD                                                     $   13.22         $   11.04
------------------------------------------------------------------------------       -------           -------
TOTAL RETURN (B)                                                                       19.75%            10.40%
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------
  Expenses                                                                              2.73%*            2.72%*
------------------------------------------------------------------------------
  Net investment income                                                                 0.42%*           (0.71%)*
------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                      0.98%*            3.34%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                            $15,897            $3,747
------------------------------------------------------------------------------
  Average commission rate paid (d)                                                   $0.0030           $0.0029
------------------------------------------------------------------------------
  Portfolio turnover                                                                      13%               32%
------------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from February 28, 1996 (date of initial public offering) to November 30, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


Federated Emerging Markets Fund
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                  (UNAUDITED)      PERIOD ENDED
                                                                                    MAY 31,        NOVEMBER 30,
                                                                                     1997             1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                               $   11.05         $   10.00
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------
  Net investment income                                                                 0.03             (0.02)
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                  2.16              1.07
------------------------------------------------------------------------------       -------           -------
  Total from investment operations                                                      2.19              1.05
------------------------------------------------------------------------------       -------           -------
NET ASSET VALUE, END OF PERIOD                                                     $   13.24         $   11.05
------------------------------------------------------------------------------       -------           -------
TOTAL RETURN (B)                                                                       19.82%            10.50%
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------
  Expenses                                                                              2.72%*            2.72%*
------------------------------------------------------------------------------
  Net investment income                                                                 0.34%*           (0.77%)*
------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                      0.96%*            3.34%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                             $3,275              $847
------------------------------------------------------------------------------
  Average commission rate paid (d)                                                   $0.0030           $0.0029
------------------------------------------------------------------------------
  Portfolio turnover                                                                      13%               32%
------------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from February 28, 1996 (date of initial public offering) to November 30, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)

Federated Emerging Markets Fund
Notes to Financial Statements
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

(1) ORGANIZATION

World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of eight portfolios. The financial statements included herein are only those of Federated Emerging Markets Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers 3 classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

On August 19, 1996, the Fund acquired all the net assets of The Blanchard Worldwide Emerging Markets Fund pursuant to a plan of reorganization approved by The Blanchard Worldwide Emerging Markets Fund shareholders on August 16, 1996. The acquisition was accomplished by a tax-free exchange of 619,772 of the Fund's Class A Shares (valued at $6,732,148) for the 1,096,761 shares of The Blanchard Worldwide Emerging Markets Fund on August 16, 1996. The Blanchard Worldwide Emerging Markets Fund net assets at that date ($6,745,897), including $472,330 of unrealized depreciation were combined with those of the Fund. The aggregate net assets of the Fund and The Blanchard Worldwide Emerging Markets Fund immediately before acquisition were $14,135,447 and $6,745,897, respectively. Immediately after the acquisition, the combined aggregate net assets of the Fund were $20,872,401.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Foreign equity securities are valued at the last sale price reported in the market in which they are primarily traded. If no sale on the recognized exchange is reported or the security is traded over-the-counter, the foreign securities are valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     At last fiscal year-end date, the Fund, for federal tax purposes, had a capital loss carryforward of $3,440,821, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR       EXPIRATION AMOUNT
       2004              $   3,130,096(a)
       2004                   $310,725

(a) Capital loss carryforward is attributable to the acquisition of the assets of The Blanchard Worldwide Emerging Markets Fund.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange risk. The Fund may enter into foreign currency exchange contracts as purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or crosshedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will


Federated Emerging Markets Fund

--------------------------------------------------------------------------------
     decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked to market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset into a closing transaction or by delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     At May 31, 1997, the Fund had outstanding foreign currency contracts as set forth below:

                                                                               UNREALIZED
                        CONTRACTS TO        IN EXCHANGE     CONTRACTS AT      APPRECIATION
  SETTLEMENT DATE      DELIVER/RECEIVE          FOR            VALUE         (DEPRECIATION)
     06/03/97                  3,894,375    $   119,551      $  119,613         $      62
                   Czechoslovakia Koruna
     06/09/97                  5,744,583         33,702          33,206         $    (496)
                       Portuguese Escudo
                                                                                   ------
Net Unrealized Depreciation on Foreign Exchange Contracts                       $    (434)
                                                                                   ------

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another


Federated Emerging Markets Fund

--------------------------------------------------------------------------------
     registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at May 31, 1997 is as follows:

SECURITY                                                           ACQUISITION DATE       ACQUISITION COST
Shenzhen Expressway Co. Ltd.                                                 03/07/97        $  156,135
Telecel-Comunicacoes Pessoai                                        12/09/96-02/06/97           231,817
Bajaj Auto Ltd., GDR                                                         08/20/96            89,700
Bajaj Auto                                                                   02/27/96            30,938
Banque Libanaise Pour Le Comm, Class B, GDR                         04/25/97-05/09/97           529,000
Gujarat Ambuja, GDR                                                          08/20/96            69,350
ITC Ltd., GDR                                                       08/20/96-02/27/96           122,625
Larsen & Toubro Ltd., GDR                                           08/20/96-01/27/97           174,763
Pliva D.D., GDR                                                     03/30/96-10/24/96           113,036
Samsung Electronics Co., GDR                                                 02/02/95               106
State Bank of India, GDR                                                     10/30/96           141,500
Suez Cement Co., GDR                                                         11/25/96           132,750
Tata Engineering & Locomotive Co. Ltd., GDR                         02/28/96-08/20/96           123,550
Zagrebacka Banka, GDR                                                        10/24/96           255,125
Hellenic Telecommunications Organization                                       4/4/96           138,866
Bombay Suburban Electric Supply                                               8/20/96           123,375
Monsenergo, ADR                                                               3/12/96           177,687
Red October , RDC                                                   05/19/97-05/20/97           487,500
Solidere, GDR                                                       04/25/97-04/28/97           418,000
Mahindra and Mahindra, GDR                                            2/27/96-1/27/97           131,075

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At May 31, 1997, par value shares ($0.001 per share) authorized were as follows:


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

                                                                                                 NUMBER OF PAR
                                                                                                 VALUE CAPITAL
                                        CLASS NAME                                             STOCK AUTHORIZED
Class A                                                                                             165,000,000
-------------------------------------------------------------------------------------------
Class B                                                                                             135,000,000
-------------------------------------------------------------------------------------------
Class C                                                                                             135,000,000
-------------------------------------------------------------------------------------------  ---------------------
     Total                                                                                          435,000,000
-------------------------------------------------------------------------------------------  ---------------------

Transactions in capital stock were as follows:

                                                             SIX MONTHS ENDED               PERIOD ENDED
                                                               MAY 31, 1997             NOVEMBER 30, 1996(A)
                    CLASS A SHARES                        SHARES         AMOUNT        SHARES         AMOUNT
Shares sold                                               2,707,111  $   35,081,115    2,289,480  $   25,292,447
------------------------------------------------------
Shares issued in connection with acquisition of The
Blanchard Worldwide Emerging
Markets Fund                                                --             --            619,772       6,732,148
------------------------------------------------------
Shares redeemed                                          (1,057,123)    (13,707,852)  (1,348,212)    (14,945,833)
------------------------------------------------------  -----------  --------------  -----------  --------------
     Net change resulting from Class A share
     transactions                                         1,649,988  $   21,373,263    1,561,040  $   17,078,762
------------------------------------------------------  -----------  --------------  -----------  --------------

                                                          SIX MONTHS ENDED            PERIOD ENDED
                                                            MAY 31, 1997          NOVEMBER 30, 1996(B)
                   CLASS B SHARES                      SHARES       AMOUNT       SHARES       AMOUNT
Shares sold                                             938,942  $  12,096,172    348,457  $   3,768,962
----------------------------------------------------
Shares redeemed                                         (76,099)      (983,053)    (8,944)       (97,907)
----------------------------------------------------  ---------  -------------  ---------  -------------
     Net change resulting from Class B share
     transactions                                       862,843  $  11,113,119    339,513  $   3,671,055
----------------------------------------------------  ---------  -------------  ---------  -------------


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

                                                               SIX MONTHS ENDED             PERIOD ENDED
                                                                 MAY 31, 1997           NOVEMBER 30, 1996(B)
                     CLASS C SHARES                          SHARES       AMOUNT        SHARES       AMOUNT
Shares sold                                                   306,152  $   3,947,992      86,670  $     937,105
---------------------------------------------------------
Shares redeemed                                              (135,465)    (1,743,457)    (10,022)      (108,211)
---------------------------------------------------------  ----------  -------------  ----------  -------------
     Net change resulting from Class C share
     transactions                                             170,687      2,204,535      76,648        828,894
---------------------------------------------------------  ----------  -------------  ----------  -------------
     Net change resulting from share
     transactions                                           2,683,518  $  34,690,917   1,977,201  $  21,578,711
---------------------------------------------------------  ----------  -------------  ----------  -------------

 (a) For the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

(b) For the period from February 28, 1996 (date of initial public offering) to November 30, 1996.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Global Research Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp.("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Corporation's Class A, Class B, and Class C shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                                                                                                  PERCENTAGE OF
                                                                                                AVERAGE DAILY NET
SHARE CLASS NAME                                                                                 ASSETS OF CLASS
Class A Shares                                                                                           0.25%
------------------------------------------------------------------------------------------
Class B Shares                                                                                           0.75%
------------------------------------------------------------------------------------------
Class C Shares                                                                                           0.75%
------------------------------------------------------------------------------------------


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

Class A Shares did not incur a distribution services fee for the period ended May 31, 1997, and has no present intention of paying or accruing a distribution services fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $48,748 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five-year period following effective date. For the period ended May 31, 1997, the Fund paid $2,978 pursuant to this agreement.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities , for the period ended May 31, 1997, were as follows:

---------------------------------------------------------------------------------------------------
PURCHASES                                                                                            $  18,576,937
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $   5,481,398
---------------------------------------------------------------------------------------------------  -------------

(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1997, the diversification of countries was as follows:


Federated Emerging Markets Fund

--------------------------------------------------------------------------------

                                                 % OF                                                          % OF
                 COUNTRY                      NET ASSETS                       COUNTRY                      NET ASSETS
Argentina                                            3.8%     Lebanon                                              2.6%
Botswana                                             0.3%     Malaysia                                             1.1%
Brazil                                               5.4%     Mauritius                                            4.4%
Chile                                                1.9%     Mexico                                               3.1%
China                                                1.0%     Pakistan                                             0.6%
Colombia                                             0.2%     Peru                                                 4.0%
Croatia                                              1.0%     Philippines                                          2.3%
Czech Republic                                       2.0%     Poland                                               3.0%
Egypt                                                4.2%     Portugal                                             4.7%
Greece                                               4.0%     Russia                                               4.9%
Hong Kong                                            0.7%     Taiwan, Province of China                            0.1%
Hungary                                              3.4%     Thailand                                             1.6%
India                                                2.8%     Turkey                                               2.8%
Indonesia                                            3.8%     Uruguay                                              0.2%
Israel                                               0.5%     United States                                       23.4%
Korea                                                3.6%

Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Richard B. Fisher
William J. Copeland                                       President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Richard B. Fisher                                         Edward C. Gonzales
Edward L. Flaherty, Jr.                                   Executive Vice President
Peter E. Madden                                           John W. McGonigle
Gregor F. Meyer                                           Executive Vice President, Treasurer, and Secretary
John E. Murray, Jr.                                       Karen M. Brownlee
Wesley W. Posvar                                          Assistant Secretary
Marjorie P. Smuts

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.



[LOGO] FEDERATED INVESTORS

            Federated Securities Corp., Distributor


            Cusip 981487804
            Cusip 981487887
            Cusip 981487879
            G01967-02 (7/97)


[RECYCLED LOGO]





[LOGO OF FEDERATED INVESTORS]

Federated
European
Growth Fund





Semi-Annual Report
May 31, 1997


Established 1996



President's Message

Dear Fellow Shareholder:

Federated European Growth Fund was created in February 1996, and this is the first Semi-Annual Report to shareholders. Since its inception, the fund has performed well for its shareholders, and share value has continued to increase. This report contains interesting information about the fund from December 1, 1996 through May 31, 1997.

The report begins with a commentary by portfoliomanager Frank Semack, Vice President, Federated Global Research Corp. His discussion covers international economic and market conditions and fund strategy. Following his commentary is a complete list of the fund's common stock investments and financial statements.

This fund offers shareholders verysignificant long-term investment opportunities from a select portfolio of 126major corporations in 15 European countries in both developed and emergingmarkets.*

During the six-month reporting period, the European stock marketperformed well, and the fund continued its record of positive performancethrough share price increase, income distributions, and capital gains.** Itappears we started the fund at the right time, and our investment selections have worked.

                                                              Total
                                                              Return
                   NAV       NAV      NAV            Capital  Based
                  12/1/96  5/31/97  Change  Income   Gains    on NAV
         -------  -------  -------  ------- -------  --------
Class A Shares    $11.80   $12.34   4.57%   $0.09    $0.37    8.81%
Class B Shares    $11.74   $12.24   4.26%   $0.07    $0.37    8.29%
Class C Shares    $11.73   $12.22   4.18%   $0.08    $0.37    8.30%

The fund displays broad diversification across 126 stock issues, with holdings averaging less than 1% of the fund's total assets in any one stock. Approximately 50% of the fund's assets are in 3 countries_U.K., France and Germany.

While the fund has provided shareholders with strong returns since it began operation on February 28, 1996, it is important to remember that the true measure of this fund's performance is clearly in years rather than months. There will inevitably be periods of short-term fluctuation, of negative as well as positive returns.

 *Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

**Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, and C Shares were 2.80%, 2.54%, and 7.24%, respectively.



As with any mutual fund, I recommend that you add to your investment account on a regular basis to take advantage of price fluctuations and to use the dollar-cost averaging method of investing.+

Thank you for your confidence in Federated European Growth Fund. We will continue to keep you up-to-date on the details of your investment on a regular basis through the highest level of service possible.

Sincerely,



Richard B. Fisher
President
July 15, 1997

+ Dollar-cost averaging does not ensure a profit or protect against loss in declining markets. Since such a plan of investing involves continuous investing regardless of fluctuating price levels, investors should consider whether to continue to invest in periods of low price levels.


Investment Review

Frank Semack
Vice President
Federated Global
Research Corp.


Q
What is your appraisal of the European equity market activity over the six-month reporting period ended May 31, 1997?


A
European equity markets got off to a strong start in the fund's reporting period, and, in local currency terms, pretty much kept up the pace throughout. The strength of the dollar cut local currency returns of around 20% by nearly a half, though, so that dollar-adjusted gains for the period roughly tracked those of the Standard & Poor's 500 Index.*

In addition to what was a normal seasonal boost to markets around the calendar year-end, investors' readiness to commit fresh money to international equities was reinforced by the realization that the interest rate environment would continue to be favorable. Continental European interest rates, largely set with reference to the Bundesbank's, were clearly not going to be a threat to international equity valuations; and the decisions by both the U.S. Federal Reserve Board and the Bank of England to leave their respective key interest rates unchanged were simply the icing on the cake at the time.

In the U.K., there were numerous signs of an improving economic environment, and even continental Europe showed some evidence of strength. There was one crucial difference, though. Since October 1996, sterling had gained strongly against the European currencies (and less strongly against the dollar) with the result that U.K. stocks with meaningful overseas exposure, particularly direct exporters, were aggressively unloaded by investors. By contrast, overseas exposure and export sensitivity were a boon to many continental stocks. This was reflected in a strong showing by many cyclical stocks in continental Europe, unlike the U.K., where a lot of the momentum was in oil stocks and financial issues.

The outlook for interest rates was, nevertheless, not altogether clear-cut. In the U.K., the Conservative government steadfastly refused to raise rates in the run-up to the May 1, 1997 general election despite a widespread consensus in the financial community that it should_and perhaps would_do so. In Europe, unemployment rates continued to climb despite tentative signs of recovery, and the idea of Europe's convergence towards a single currency began to lose credibility. There was evidence in some of the peripheral markets, such as Spain and Italy that, if they do not qualify for admission into the European Monetary Union in the first round in 1999, they may be subject to widening interest rate spreads relative to Germany. That would adversely affect international equity valuations to some extent. This, of course, does not accord with the perception that Europe needs, above all, low interest rates.

* Standard & Poor's 500 Index is an index of common stocks in industry, transportation, and financial and public utility companies. This index is unmanaged, and investments cannot be made in an index.


Having said that, you have to remember that the greater part of Europe's unemployment problems are really a sign of the continent trying to restore its competitiveness through corporate restructuring, and therefore, not necessarily amenable to a macroeconomic solution by means of lower interest rates and/or looser fiscal policies.

On the whole, the markets continued to focus on a combination of restructuring and interest-rate themes and remained generally on a bullish tack regardless of political shifts such as the Labour victory in the U.K., the upset victory of the French socialists in early parliamentary elections, and German Chancellor Kohl's growing political problems as Germany struggled to meet the Maastricht budget criteria.


Q
How did Federated European Growth Fund perform versus the market?


A
As measured by the Morgan Stanley Capital International (Europe) Index,* the European equity markets achieved a total return of 10.92% during the period. Federated European Growth Fund's performance was competitive, but did not quite match that of the market. The fund delivered a six-month total return of 8.81% for Class A Shares, 8.29% for Class B Shares, and 8.30% for Class C Shares based on net asset value.**

* The Morgan Stanley Capital International (Europe) Index is an unmanaged, market value-weighted average of the performance of over 500 securities listed on the stock exchanges of 13 countries in the European region. This index is unmanaged, and investments cannot be made in an index.

**Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns based on offering price for Class A, B, and C Shares were 2.80%, 2.54%, and 7.24%, respectively.


Q
What were your strategies in terms of country weightings during the reporting period?

A
To the extent that we deliberately targeted shifts in individual country allocations, we took profits in a number of our holdings in Eastern Europe, specifically in Russia and Croatia, and also eliminated exposure to the Czech Republic on the grounds of deteriorating fundamentals there. We also liquidated our holdings in Norway after a generally good run, as valuations began to look stretched.

Q
How were the net assets allocated among countries as of May 31, 1997, and what were the top ten holdings?

A
The net assets were diversified across the following countries:


Country                  % of Net Assets
----------------  ---------------
United Kingdom                 32.4%
Germany                       13.1%
Switzerland                    11.8%
France                        12.0%
Spain                          7.0%
Netherlands                     5.8%
Sweden                         5.3%
U.S.A.                         4.5%
Denmark                        2.1%
Italy                          1.9%
Ireland                        0.8%
Austria                        0.4%
Belgium                        0.2%
Russia                         0.2%


The top 10 holdings as of May 31, 1997 were:

                                                                           Market
                                               % of          Capitalization
Security Name                        Country  Assets   (billions)
-----------------------------       -------------    -----------       -------------
Union Bank of Switzerland  Switzerland         1.56%      $23.3
Zurich                           Switzerland   1.55%      $16.7
  Versicherungsgesellschaft
Holderbank Financiere              Switzerland          1.52%      $ 4.5
  Glaris AG, Class B
Dresdner Bank AG          Germany              1.47%      $16.4
Bayer AG                 Germany               1.45%      $28.1
Daimler Benz AG                   Germany              1.44%       $39.7
Mannesmann AG                     Germany              1.43%       $14.9
Novartis AG (Reg)         Switzerland          1.42%      $84.5
Nestle SA                         Switzerland           1.40%      $48.9
Deutsche Lufthansa AG              Germany             1.31%       $ 6.1
-------------------------------------------------------------------
Total % of Portfolio Assets                           13.1%


Q
Now that we are at mid-year, what issues are you watching that may affect the European markets through 1997?

A
Six months ago, I commented on the fact that regardless of whether or not one thought the U.S. market was overvalued, Europe was quite attractive as standard market valuation criteria. This included criteria such as price/earnings ratios and dividend yeilds which imputed much better growth prospects to the U.S. for anywhere between 11 and 50 years, i.e., well beyond what markets actually discount in real life. Going through the same exercise now, that gap has shrunk to somewhere between 5 and 12 years. In other words, European price/earnings ratios are still lower and dividend yields are higher, but the differential has narrowed considerably given Europe's strong local currency performance.

There also appears to be increasing political backlash against Maastricht and the EMU project_not entirely surprising given the economic strains involved in meeting criteria that, strictly speaking, only Luxembourg does. The questions that investors will keep on asking in the foreseeable future will, therefore, revolve around:

 . The EMU_will it go ahead as planned?
 . The Euro_will it be a weak currency? and . The implications of the French socialists' election victory_will it wreck the chances of a thorough corporate and labor market overhaul in Europe?

My answer to the last question is ONo.O I believe that the reforms will continue in France, as well as elsewhere, though possibly at a slower pace and with a somewhat different tone being adopted in public. Whether EMU does come into being is much more open to doubt than before; however, my guess (and it really is no more than that) is that it probably will. The euro may be relatively weak, which is in reality what Europe needs, provided it does tackle the problem of economic rigidities.

To get from here to there, however, is unlikely to be all smooth sailing, and we would expect some significant corrections along the way. As long as the long-term outlook remains positive both in the U.S. and in Europe (low inflation and moderate growth being the key variables), such corrections should be used as buying opportunities.


Federated European Growth Fund
Portfolio of Investments
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

                                                                                                      VALUE IN
                                                                                                        U.S.
   SHARES                                                                                              DOLLARS
-------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--92.0%
--------------------------------------------------------------------------------------------------
               AEROSPACE & MILITARY TECHNOLOGY--1.9%
               -----------------------------------------------------------------------------------
       7,024   British Aerospace                                                                    $     142,826
               -----------------------------------------------------------------------------------
      10,000   Cobham                                                                                     106,985
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      249,811
               -----------------------------------------------------------------------------------  -------------
               APPLIANCES & HOUSEHOLD DURABLES--0.5%
               -----------------------------------------------------------------------------------
       1,100   Electrolux AB, Class B                                                                      65,564
               -----------------------------------------------------------------------------------  -------------
               AUTOMOBILE--1.4%
               -----------------------------------------------------------------------------------
       2,500   Daimler Benz AG                                                                            192,353
               -----------------------------------------------------------------------------------  -------------
               BANKING--12.5%
               -----------------------------------------------------------------------------------
       4,472   ABN-Amro Holdings Nv                                                                        82,578
               -----------------------------------------------------------------------------------
       5,000   ABN-Amro Holdings Nv, ADR                                                                   93,125
               -----------------------------------------------------------------------------------
       1,800   Banco Bilbao Vizcaya SA                                                                    127,504
               -----------------------------------------------------------------------------------
       5,078   Barclays PLC                                                                                98,769
               -----------------------------------------------------------------------------------
       4,500   Commerzbank AG, Frankfurt                                                                  132,175
               -----------------------------------------------------------------------------------
       1,190   Compagnie Financiere de Paribas, Class A                                                    76,598
               -----------------------------------------------------------------------------------
         700   Credit Commercial De France                                                                169,085
               -----------------------------------------------------------------------------------
         945   Credit Suisse Group                                                                        118,592
               -----------------------------------------------------------------------------------
         820   Den Danske Bank                                                                             77,930
               -----------------------------------------------------------------------------------
       5,610   Dresdner Bank Ag, Frankfurt                                                                196,289
               -----------------------------------------------------------------------------------
       8,305   Lloyds TSB Group PLC                                                                        83,519
               -----------------------------------------------------------------------------------
       8,200   Skand Enskilda BKN, Class A                                                                 84,632
               -----------------------------------------------------------------------------------
       1,300   Sydbank AS                                                                                  61,911
               -----------------------------------------------------------------------------------
         190   UBS--Union Bank of Switzerland                                                             208,190
               -----------------------------------------------------------------------------------
       1,035   Unidanmark, Class A                                                                         54,061
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    1,664,958
               -----------------------------------------------------------------------------------  -------------


Federated European Growth Fund

--------------------------------------------------------------------------------

                                                                                                      VALUE IN
                                                                                                        U.S.
   SHARES                                                                                              DOLLARS
-------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
               BEVERAGE & TOBACCO--1.8%
               -----------------------------------------------------------------------------------
       6,850   Bass PLC                                                                             $      89,253
               -----------------------------------------------------------------------------------
         600   LVMH (Moet-Hennessy)                                                                       145,257
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      234,510
               -----------------------------------------------------------------------------------  -------------
               BROADCASTING & PUBLISHING--4.8%
               -----------------------------------------------------------------------------------
       3,800   Carlton Communications PLC                                                                  32,760
               -----------------------------------------------------------------------------------
       1,600   Marieberg Tidnings AB, Class A                                                              40,252
               -----------------------------------------------------------------------------------
      28,700   Mirror Group PLC                                                                           102,819
               -----------------------------------------------------------------------------------
      10,600   Pearson                                                                                    124,849
               -----------------------------------------------------------------------------------
      11,500   Reed International PLC                                                                     113,062
               -----------------------------------------------------------------------------------
       5,450   VNU--Verenigde Nederlandse Uitgeversbedrijven Verenigd Bezit                               123,033
               -----------------------------------------------------------------------------------
         917   Wolters Kluwer NV                                                                          110,231
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      647,006
               -----------------------------------------------------------------------------------  -------------
               BUILDING MATERIALS & COMPONENTS--1.9%
               -----------------------------------------------------------------------------------
         231   Holderbank Financiere Glaris AG, Class B                                                   202,557
               -----------------------------------------------------------------------------------
      30,000   Rugby Group PLC                                                                             57,909
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      260,466
               -----------------------------------------------------------------------------------  -------------
               BUSINESS & PUBLIC SERVICES--2.0%
               -----------------------------------------------------------------------------------
       4,000   Aguas De Barcelona                                                                         161,594
               -----------------------------------------------------------------------------------
         340   Financiere Sogeparc SA                                                                      45,925
               -----------------------------------------------------------------------------------
      16,000   Salvesen Christian                                                                          62,555
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      270,074
               -----------------------------------------------------------------------------------  -------------
               CHEMICALS--4.3%
               -----------------------------------------------------------------------------------
         400   Akzo Nobel NV                                                                               53,202
               -----------------------------------------------------------------------------------
       5,000   Bayer AG                                                                                   193,815
               -----------------------------------------------------------------------------------
       7,755   Boc Group PLC                                                                              130,286
               -----------------------------------------------------------------------------------
       5,500   Imperial Chemical Industries, PLC                                                           73,327
               -----------------------------------------------------------------------------------


Federated European Growth Fund

--------------------------------------------------------------------------------

                                                                                                      VALUE IN
                                                                                                        U.S.
   SHARES                                                                                              DOLLARS
-------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
               CHEMICALS--CONTINUED
               -----------------------------------------------------------------------------------
       3,550   Skw Trostberg AG                                                                     $     117,357
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      567,987
               -----------------------------------------------------------------------------------  -------------
               CONSTRUCTION & HOUSING--0.6%
               -----------------------------------------------------------------------------------
       4,000   Berkeley Group PLC                                                                          45,869
               -----------------------------------------------------------------------------------
       1,721   Boskalis Westminster                                                                        36,166
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                       82,035
               -----------------------------------------------------------------------------------  -------------
               ELECTRICAL & ELECTRONICS--2.0%
               -----------------------------------------------------------------------------------
      13,000   General Electric Co. PLC                                                                    74,219
               -----------------------------------------------------------------------------------
         600   Azkoyen SA                                                                                  75,498
               -----------------------------------------------------------------------------------
       2,300   Schneider SA                                                                               110,447
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      260,164
               -----------------------------------------------------------------------------------  -------------
               ENERGY--OIL & GAS--6.5%
               -----------------------------------------------------------------------------------
       7,950   Burmah Castrol                                                                             137,854
               -----------------------------------------------------------------------------------
      18,200   Eni SPA                                                                                     90,761
               -----------------------------------------------------------------------------------
      25,000   Lasmo                                                                                      100,196
               -----------------------------------------------------------------------------------
         470   (b)Lukoil Oil Co., ADR                                                                      28,318
               -----------------------------------------------------------------------------------
      11,706   British Petroleum Co. PLC                                                                  139,791
               -----------------------------------------------------------------------------------
       1,260   Elf Aquitaine SA                                                                           125,900
               -----------------------------------------------------------------------------------
       3,100   Repsol SA                                                                                  129,739
               -----------------------------------------------------------------------------------
       1,358   Total SA-B                                                                                 124,169
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      876,728
               -----------------------------------------------------------------------------------  -------------
               FINANCIAL SERVICES--0.7%
               -----------------------------------------------------------------------------------
       1,900   ING Groep, N.V.                                                                             83,906
               -----------------------------------------------------------------------------------  -------------
               FOOD & HOUSEHOLD PRODUCTS--5.8%
               -----------------------------------------------------------------------------------
      17,649   Cadbury Schweppes PLC                                                                      158,214
               -----------------------------------------------------------------------------------
       8,306   Grand Metropolitan PLC                                                                      77,177
               -----------------------------------------------------------------------------------
         825   Danone                                                                               $     124,151
               -----------------------------------------------------------------------------------


Federated European Growth Fund

--------------------------------------------------------------------------------

                                                                                                      VALUE IN
                                                                                                        U.S.
   SHARES                                                                                              DOLLARS
-------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
               FOOD & HOUSEHOLD PRODUCTS--CONTINUED
               -----------------------------------------------------------------------------------
         150   Nestle SA                                                                                  186,388
               -----------------------------------------------------------------------------------
       6,064   Reckitt & Colman PLC                                                                        85,509
               -----------------------------------------------------------------------------------
       4,250   Associated British Foods PLC                                                                39,351
               -----------------------------------------------------------------------------------
       4,848   Bols Wessanen                                                                               92,295
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      763,085
               -----------------------------------------------------------------------------------  -------------
               FOREST PRODUCTS & PAPER--1.6%
               -----------------------------------------------------------------------------------
      20,500   David S. Smith (Holdings) PLC                                                               74,448
               -----------------------------------------------------------------------------------
       2,200   MO OCH Domsjoe AB, Class B                                                                  68,118
               -----------------------------------------------------------------------------------
       6,850   Munksjo AB                                                                                  66,280
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      208,846
               -----------------------------------------------------------------------------------  -------------
               HEALTH & PERSONAL CARE--9.2%
               -----------------------------------------------------------------------------------
       2,600   (a)Elan Corp. PLC, ADR                                                                     105,950
               -----------------------------------------------------------------------------------
         500   Gedeon Richter Ltd., GDR                                                                    91,300
               -----------------------------------------------------------------------------------
       6,536   Glaxo Wellcome PLC                                                                         130,656
               -----------------------------------------------------------------------------------
         140   Novartis AG                                                                                189,777
               -----------------------------------------------------------------------------------
         820   Novo-Nordisk, Class B                                                                       87,804
               -----------------------------------------------------------------------------------
       1,090   Rhone-Poulenc Rorer, Inc.                                                                   82,023
               -----------------------------------------------------------------------------------
          13   Roche Holding AG                                                                           115,462
               -----------------------------------------------------------------------------------
         820   Schwarz Pharma AG                                                                           60,933
               -----------------------------------------------------------------------------------
       7,676   Smithkline Beecham Corp.                                                                   131,972
               -----------------------------------------------------------------------------------
       1,000   Synthelabo                                                                                 116,891
               -----------------------------------------------------------------------------------
       3,800   Zeneca Group                                                                               115,436
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    1,228,204
               -----------------------------------------------------------------------------------  -------------
               INDUSTRIAL COMPONENTS--2.5%
               -----------------------------------------------------------------------------------
       8,400   Delta                                                                                       44,247
               -----------------------------------------------------------------------------------
       8,466   GKN PLC                                                                              $     146,524
               -----------------------------------------------------------------------------------
       2,600   SKF Ab, Class B                                                                             60,042
               -----------------------------------------------------------------------------------


Federated European Growth Fund

--------------------------------------------------------------------------------

                                                                                                      VALUE IN
                                                                                                        U.S.
   SHARES                                                                                              DOLLARS
-------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
               INDUSTRIAL COMPONENTS--CONTINUED
               -----------------------------------------------------------------------------------
       2,700   Sommer Allibert                                                                             86,032
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      336,845
               -----------------------------------------------------------------------------------  -------------
               INSURANCE--5.8%
               -----------------------------------------------------------------------------------
       2,020   AXA                                                                                        120,859
               -----------------------------------------------------------------------------------
       6,500   Gen Accident                                                                                95,804
               -----------------------------------------------------------------------------------
       9,607   Guardian Royal Ex                                                                           44,004
               -----------------------------------------------------------------------------------
       3,100   Scor SA                                                                                    125,082
               -----------------------------------------------------------------------------------
      19,518   Sedgwick Group PLC                                                                          39,911
               -----------------------------------------------------------------------------------
       3,460   Skandia Forsakrings AB                                                                     122,086
               -----------------------------------------------------------------------------------
       1,500   Trygg-Hansa Ab, Class B                                                                     27,480
               -----------------------------------------------------------------------------------
         561   Zurich Versicherungsgesellschaft                                                           205,959
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      781,185
               -----------------------------------------------------------------------------------  -------------
               LEISURE & TOURISM--2.8%
               -----------------------------------------------------------------------------------
      12,300   Compass Group                                                                              137,226
               -----------------------------------------------------------------------------------
       8,800   Granada Group PLC                                                                          124,953
               -----------------------------------------------------------------------------------
      13,190   Ladbroke Group PLC                                                                          49,627
               -----------------------------------------------------------------------------------
       9,600   Rank Group PLC                                                                              67,528
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      379,334
               -----------------------------------------------------------------------------------  -------------
               MACHINERY & ENGINEERING--7.2%
               -----------------------------------------------------------------------------------
          67   ABB AG                                                                                      91,862
               -----------------------------------------------------------------------------------
          70   Gea AG                                                                                      28,670
               -----------------------------------------------------------------------------------
         470   Mannesmann SA                                                                              190,849
               -----------------------------------------------------------------------------------
       8,730   Siebe PLC                                                                                  137,384
               -----------------------------------------------------------------------------------
         465   Thyssen AG                                                                                 105,564
               -----------------------------------------------------------------------------------
         514   Zardoya-Otis SA                                                                      $      64,357
               -----------------------------------------------------------------------------------
      34,065   Cookson Group                                                                              130,956
               -----------------------------------------------------------------------------------
      17,200   FKI PLC                                                                                     50,083
               -----------------------------------------------------------------------------------


Federated European Growth Fund

--------------------------------------------------------------------------------

                                                                                                      VALUE IN
                                                                                                        U.S.
   SHARES                                                                                              DOLLARS
-------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
               MACHINERY & ENGINEERING--CONTINUED
               -----------------------------------------------------------------------------------
         500   Sulzer AG                                                                                  102,245
               -----------------------------------------------------------------------------------
         465   Vae Eisenbahnsyst                                                                           47,185
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      949,155
               -----------------------------------------------------------------------------------  -------------
               MERCHANDISING--3.8%
               -----------------------------------------------------------------------------------
       8,000   Boots Co. PLC                                                                               92,655
               -----------------------------------------------------------------------------------
         640   Delhaize-Le Lion                                                                            31,828
               -----------------------------------------------------------------------------------
      16,200   Dixons Group                                                                               123,494
               -----------------------------------------------------------------------------------
       1,780   Etablissements Economiques du Casino Guichard-Perrachon                                     80,175
               -----------------------------------------------------------------------------------
       8,450   Great Universal Stores PLC                                                                  89,158
               -----------------------------------------------------------------------------------
         191   (a)La Rinascente S.P.A., Warrants                                                               72
               -----------------------------------------------------------------------------------
       8,200   Marks & Spencer PLC                                                                         68,177
               -----------------------------------------------------------------------------------
       4,000   Smith, W.H. Group PLC                                                                       27,613
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      513,172
               -----------------------------------------------------------------------------------  -------------
               MISCELLANEOUS MATERIALS & COMMODITIES--1.8%
               -----------------------------------------------------------------------------------
         620   Compagnie de St. Gobain                                                                     85,571
               -----------------------------------------------------------------------------------
         500   Granges AB                                                                                   6,847
               -----------------------------------------------------------------------------------
       8,085   Morgan Crucible Co. PLC                                                                     60,442
               -----------------------------------------------------------------------------------
       2,140   Vidrala SA                                                                                  90,006
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      242,866
               -----------------------------------------------------------------------------------  -------------
               MULTI-INDUSTRY--1.2%
               -----------------------------------------------------------------------------------
         639   Hunter Douglas N.V.                                                                         56,338
               -----------------------------------------------------------------------------------
         367   Oerlikon-Buhrle Holding AG                                                                  42,494
               -----------------------------------------------------------------------------------
      12,903   Tomkins PLC                                                                          $      56,040
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      154,872
               -----------------------------------------------------------------------------------  -------------
               RECREATION, OTHER CONSUMER GOODS--0.8%
               -----------------------------------------------------------------------------------
       5,600   EMI Group PLC                                                                              107,365
               -----------------------------------------------------------------------------------  -------------


Federated European Growth Fund

--------------------------------------------------------------------------------

                                                                                                      VALUE IN
                                                                                                        U.S.
   SHARES                                                                                              DOLLARS
-------------  -----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS--3.6%
               -----------------------------------------------------------------------------------
       9,000   British Telecommunication PLC                                                               65,222
               -----------------------------------------------------------------------------------
      12,900   Stet Societa Finanziaria Telefonica SPA                                                     65,092
               -----------------------------------------------------------------------------------
      19,710   Telecom Italia Mobile SpA                                                                   57,811
               -----------------------------------------------------------------------------------
       4,500   Telefonaktiebolaget LM Ericsson                                                            157,911
               -----------------------------------------------------------------------------------
       4,700   Telefonica de Espana                                                                       135,577
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      481,613
               -----------------------------------------------------------------------------------  -------------
               TRANSPORTATION--AIRLINES--2.5%
               -----------------------------------------------------------------------------------
      11,000   Deutsche Lufthansa AG                                                                      175,127
               -----------------------------------------------------------------------------------
       1,850   KLM Nv                                                                                      53,407
               -----------------------------------------------------------------------------------
         100   (a)Swissair AG                                                                             101,807
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      330,341
               -----------------------------------------------------------------------------------  -------------
               TRANSPORTATION--ROAD & RAIL--0.2%
               -----------------------------------------------------------------------------------
       4,800   Cowie Group PLC                                                                             27,954
               -----------------------------------------------------------------------------------  -------------
               UTILITIES--ELECTRICAL & GAS--2.3%
               -----------------------------------------------------------------------------------
       9,000   Edison S.P.A.                                                                               42,651
               -----------------------------------------------------------------------------------
       1,695   Empresa Nac De Electridad                                                                  129,447
               -----------------------------------------------------------------------------------
       2,260   Veba AG                                                                                    127,737
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                      299,835
               -----------------------------------------------------------------------------------  -------------
               WHOLESALE & INTERNATIONAL TRADE--0.0%
               -----------------------------------------------------------------------------------
         160   Inchcape PLC                                                                                   754
               -----------------------------------------------------------------------------------  -------------
               TOTAL COMMON STOCKS (IDENTIFIED COST $11,462,420)                                       12,260,988
               -----------------------------------------------------------------------------------  -------------


Federated European Growth Fund

--------------------------------------------------------------------------------

  SHARES OR                                                                                           VALUE IN
  PRINCIPAL                                                                                             U.S.
   AMOUNT                                                                                              DOLLARS
-------------  -----------------------------------------------------------------------------------  -------------
PREFERRED STOCKS--1.0%
--------------------------------------------------------------------------------------------------
               MACHINERY & ENGINEERING--1.0%
               -----------------------------------------------------------------------------------
         335   Gea AG, Vorzugsaktien (IDENTIFIED COST $116,533)                                     $     135,222
               -----------------------------------------------------------------------------------  -------------
(C) REPURCHASE AGREEMENT--4.5%
--------------------------------------------------------------------------------------------------
$    605,000   BT Securities Corporation, 5.56%, dated 5/30/1997, due 6/2/1997
               (AT AMORTIZED COST)                                                                        605,000
               -----------------------------------------------------------------------------------  -------------
               TOTAL INVESTMENTS (IDENTIFIED COST $12,183,953)(D)                                   $  13,001,210
               -----------------------------------------------------------------------------------  -------------

 (a) Non-income producing security.

 (b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1997 these securities amounted to $28,318 which represents 0.2% of net assets.

 (c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $12,183,953. The net unrealized appreciation of investments on a federal tax basis amounts to $817,257 which is comprised of $990,443 appreciation and $173,186 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($13,325,993) at May 31, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
GDR--Global Depository Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)



Federated European Growth Fund
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

ASSETS:
------------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $12,183,953)                         $13,001,210
------------------------------------------------------------------------------------------------------
Cash                                                                                                         4,566
------------------------------------------------------------------------------------------------------
Income receivable                                                                                           44,439
------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                            380,886
------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 109,861
------------------------------------------------------------------------------------------------------  ----------
    Total assets                                                                                        13,540,962
------------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------
Payable for investments purchased                                                            $ 139,691
-------------------------------------------------------------------------------------------
Payable for shares redeemed                                                                     70,508
-------------------------------------------------------------------------------------------
Payable for taxes withheld                                                                       4,770
-------------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                      214,969
------------------------------------------------------------------------------------------------------  ----------
NET ASSETS for 1,082,738 shares outstanding                                                             $13,325,993
------------------------------------------------------------------------------------------------------  ----------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid in capital                                                                                         $12,194,816
------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities in foreign
currency                                                                                                   812,857
------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                             245,623
------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                         72,697
------------------------------------------------------------------------------------------------------  ----------
    Total Net Assets                                                                                    $13,325,993
------------------------------------------------------------------------------------------------------  ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------------------------------
CLASS A SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($9,211,308 / 746,502 shares outstanding)                                         $12.34
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share (100/94.50 of $12.34)*                                                             $13.06
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share                                                                               $12.34
------------------------------------------------------------------------------------------------------  ----------
CLASS B SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($3,633,962 / 296,906 shares outstanding)                                         $12.24
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share                                                                                    $12.24
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share (94.50/100 of $12.24)**                                                       $11.57
------------------------------------------------------------------------------------------------------  ----------
CLASS C SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($480,723 / 39,330 shares outstanding)                                            $12.22
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share                                                                                    $12.22
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share (99.00/100 of $12.22)**                                                       $12.10
------------------------------------------------------------------------------------------------------  ----------

 * See "What Shares Cost" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated European Growth Fund
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended May 31, 1997 (unaudited)

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $20,600)                                                      $ 132,002
--------------------------------------------------------------------------------------------------------
Interest                                                                                                     29,662
--------------------------------------------------------------------------------------------------------  ---------
    Total income                                                                                            161,664
--------------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------
Investment advisory fee                                                                        $  45,153
---------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                         92,247
---------------------------------------------------------------------------------------------
Custodian fees                                                                                    25,500
---------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                          37,445
---------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                            400
---------------------------------------------------------------------------------------------
Auditing fees                                                                                      8,844
---------------------------------------------------------------------------------------------
Legal fees                                                                                         2,014
---------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                         40,381
---------------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                          8,411
---------------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                          1,151
---------------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                           8,101
---------------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                           2,804
---------------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                             384
---------------------------------------------------------------------------------------------
Share registration costs                                                                          12,551
---------------------------------------------------------------------------------------------
Printing and postage                                                                              18,149
---------------------------------------------------------------------------------------------
Insurance premiums                                                                                 1,840
---------------------------------------------------------------------------------------------
Taxes                                                                                                650
---------------------------------------------------------------------------------------------
Miscellaneous                                                                                      4,589
---------------------------------------------------------------------------------------------  ---------
    Total expenses                                                                               310,614
---------------------------------------------------------------------------------------------
Waivers and reimbursements--
----------------------------------------------------------------------------------
  Waiver of investment advisory fee                                                 $ (45,153)
----------------------------------------------------------------------------------
  Reimbursement of other operating expenses                                          (176,684)
----------------------------------------------------------------------------------  ---------
    Total waivers and reimbursements                                                            (221,837)
---------------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                         88,777
--------------------------------------------------------------------------------------------------------  ---------
            Net investment income                                                                            72,887
--------------------------------------------------------------------------------------------------------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
--------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                          246,081
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of assets and
liabilities in foreign currency                                                                             441,941
--------------------------------------------------------------------------------------------------------  ---------
    Net realized and unrealized gain on investments and foreign currency                                    688,022
--------------------------------------------------------------------------------------------------------  ---------
        Change in net assets resulting from operations                                                    $ 760,909
--------------------------------------------------------------------------------------------------------  ---------

(See Notes which are an integral part of the Financial Statements)


Federated European Growth Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED      PERIOD ENDED
                                                                                 (UNAUDITED)        NOVEMBER 30,
                                                                                MAY 31, 1997           1996(A)
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------------
Net investment income                                                           $      72,887       $      37,815
--------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions ($246,081 and
$178,546, respectively, as computed for federal tax
purposes)                                                                             246,081             183,114
--------------------------------------------------------------------------
Net change in unrealized appreciation of investments and translation of
assets and liabilities in foreign currency                                            441,941             370,916
--------------------------------------------------------------------------  ---------------------  ---------------
    Change in net assets resulting from operations                                    760,909             591,845
--------------------------------------------------------------------------  ---------------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------------------------
  Class A Shares                                                                      (33,183)           --
--------------------------------------------------------------------------
  Class B Shares                                                                       (8,052)           --
--------------------------------------------------------------------------
  Class C Shares                                                                       (1,338)           --
--------------------------------------------------------------------------
Distributions from net realized gains on investments and foreign currency transactions
--------------------------------------------------------------------------
  Class A Shares                                                                     (131,318)           --
--------------------------------------------------------------------------
  Class B Shares                                                                      (41,600)           --
--------------------------------------------------------------------------
  Class C Shares                                                                       (6,086)           --
--------------------------------------------------------------------------  ---------------------  ---------------
    Change in net assets resulting from distributions to shareholders                (221,577)           --
--------------------------------------------------------------------------  ---------------------  ---------------
SHARE TRANSACTIONS--
--------------------------------------------------------------------------
Proceeds from sale of shares                                                       10,507,046           8,968,714
--------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                176,299            --
--------------------------------------------------------------------------
Cost of shares redeemed                                                            (2,606,280)         (4,850,963)
--------------------------------------------------------------------------  ---------------------  ---------------
    Change in net assets resulting from share transactions                          8,077,065           4,117,751
--------------------------------------------------------------------------  ---------------------  ---------------
         Change in net assets                                                       8,616,397           4,709,596
--------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------
Beginning of period                                                                 4,709,596            --
--------------------------------------------------------------------------  ---------------------  ---------------
End of period (including undistributed net investment income of $72,697
and $42,383, respectively)                                                      $  13,325,993       $   4,709,596
--------------------------------------------------------------------------  ---------------------  ---------------

(a) For the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

(See Notes which are an integral part of the Financial Statements)


Federated European Growth Fund
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                     SIX MONTHS
                                                                                        ENDED
                                                                                     (UNAUDITED)      YEAR ENDED
                                                                                       MAY 31,       NOVEMBER 30,
                                                                                        1997            1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $   11.80        $   10.00
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------
  Net investment income                                                                    0.11**           0.14
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                     0.89             1.66
----------------------------------------------------------------------------------  -------------        -------
  Total from investment operations                                                         1.00            11.80
----------------------------------------------------------------------------------  -------------        -------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------
  Distributions from net investment income                                                (0.09)          --
----------------------------------------------------------------------------------
  Distributions from net realized gain on investments
  and foreign currency transactions                                                       (0.37)          --
----------------------------------------------------------------------------------  -------------        -------
  Total distributions                                                                     (0.46)          --
----------------------------------------------------------------------------------  -------------        -------
NET ASSET VALUE, END OF PERIOD                                                        $   12.34        $   11.80
----------------------------------------------------------------------------------  -------------        -------
TOTAL RETURN (B)                                                                           8.81%           18.00%
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------
  Expenses                                                                                 1.75%*           1.75%*
----------------------------------------------------------------------------------
  Net investment income                                                                    1.84%*           1.60%*
----------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                         4.91%*          11.10%*
----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                             $   9,211        $   3,318
----------------------------------------------------------------------------------
  Average commission rate paid (d)                                                      $0.0461          $0.0223
----------------------------------------------------------------------------------
  Portfolio turnover                                                                         48  %            58    %
----------------------------------------------------------------------------------

  * Computed on an annualized basis.

 ** Per share information presented is based upon the monthly average number of shares outstanding.

 (a) Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


Federated European Growth Fund
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                     SIX MONTHS
                                                                                        ENDED
                                                                                     (UNAUDITED)      YEAR ENDED
                                                                                       MAY 31,       NOVEMBER 30,
                                                                                        1997            1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $   11.74        $   10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------
  Net investment income                                                                    0.06**           0.01
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                     0.88             1.73
----------------------------------------------------------------------------------  -------------        -------
  Total from investment operations                                                         0.94             1.74
----------------------------------------------------------------------------------  -------------        -------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------
  Distributions from net investment income                                                (0.07)          --
----------------------------------------------------------------------------------
  Distributions from net realized gain on investments
  and foreign currency transactions                                                       (0.37)          --
----------------------------------------------------------------------------------  -------------        -------
  Total distributions                                                                     (0.44)          --
----------------------------------------------------------------------------------  -------------        -------
NET ASSET VALUE, END OF PERIOD                                                        $   12.24        $   11.74
----------------------------------------------------------------------------------  -------------        -------
TOTAL RETURN (B)                                                                           8.29%           17.40%
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------
  Expenses                                                                                 2.50%*           2.50%*
----------------------------------------------------------------------------------
  Net investment income                                                                    1.04%*           0.08%*
----------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                         4.88%*          11.10%*
----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                             $   3,634        $   1,215
----------------------------------------------------------------------------------
  Average commission rate paid (d)                                                      $0.0461          $0.0223
----------------------------------------------------------------------------------
  Portfolio turnover                                                                         48  %            58    %
----------------------------------------------------------------------------------

  * Computed on an annualized basis.

 ** Per share information presented is based upon the monthly average number of shares outstanding.

 (a) Reflects operations for the period from February 28, 1996 (date of initial public offering) to November 30, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


Federated European Growth Fund
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                     SIX MONTHS
                                                                                        ENDED
                                                                                     (UNAUDITED)      YEAR ENDED
                                                                                       MAY 31,       NOVEMBER 30,
                                                                                        1997            1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $   11.73        $   10.00
----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------
  Net investment income                                                                    0.09             0.01
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                     0.85             1.72
----------------------------------------------------------------------------------  -------------        -------
  Total from investment operations                                                         0.94             1.73
----------------------------------------------------------------------------------  -------------        -------
LESS DISTRIBUTIONS
----------------------------------------------------------------------------------
  Distributions from net investment income                                                (0.08)          --
----------------------------------------------------------------------------------
  Distributions from net realized gain on investments
  and foreign currency transactions                                                       (0.37)          --
----------------------------------------------------------------------------------  -------------        -------
  Total distributions                                                                     (0.45)          --
----------------------------------------------------------------------------------  -------------        -------
NET ASSET VALUE, END OF PERIOD                                                        $   12.22        $   11.73
----------------------------------------------------------------------------------  -------------        -------
TOTAL RETURN (B)                                                                           8.30%           17.30%
----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------
  Expenses                                                                                 2.50%*           2.50%*
----------------------------------------------------------------------------------
  Net investment income                                                                    1.98%*           0.09%*
----------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                         4.99%*          11.06%*
----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                  $481             $176
----------------------------------------------------------------------------------
  Average commission rate paid (d)                                                      $0.0461          $0.0223
----------------------------------------------------------------------------------
  Portfolio turnover                                                                         48  %            58    %
----------------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from February 28, 1996 (date of initial public offering) to November 30, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)





Federated European Growth Fund
Notes to Financial Statements
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

(1) ORGANIZATION

World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of eight portfolios. The financial statements included herein are only those of Federated European Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers 3 classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange risk. The Fund may enter into foreign currency exchange contracts as purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or crosshedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked to market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchanged contract is offset into a closing transaction or by delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     At May 31, 1997, the Fund had outstanding foreign currency contracts as set forth below:

                                                                                                    UNREALIZED
                              SETTLEMENT     CONTRACTS TO       IN EXCHANGE     CONTRACTS AT       APPRECIATION
      CONTRACTS SOLD             DATE       DELIVER/RECEIVE         FOR             VALUE         (DEPRECIATION)
Belgian Franc                   06/02/97           17,280        $     491        $     489          $      (2)
---------------------------
Pound Sterling                  06/02/97            1,090            1,783            1,783                 --
---------------------------
Netherlands Guilder             06/02/97              867              452              451          $      (1)
---------------------------                                                                                ---
Net Unrealized
Depreciation on Foreign
Exchange Contracts                                                                                   $      (3)
---------------------------

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.


     Additional information on each restricted security held at May 31, 1997 is as follows:

     SECURITY                    ACQUISITION DATE      ACQUISITION COST
     Lukoil Oil Co., ADR             10/10/96              $20,210

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At May 31, 1997, par value shares ($0.001 per share) authorized were as follows:

                                                                                        POUND OF PAR VALUE CAPITAL
                                      CLASS NAME                                             STOCK AUTHORIZED
Class A                                                                                          135,000,000
--------------------------------------------------------------------------------------
Class B                                                                                          135,000,000
--------------------------------------------------------------------------------------
Class C                                                                                          135,000,000
--------------------------------------------------------------------------------------       ---------------
     Total                                                                                       405,000,000
--------------------------------------------------------------------------------------       ---------------

Transactions in capital stock were as follows:

                                                                 SIX MONTHS ENDED            PERIOD ENDED
                                                                   MAY 31, 1997          NOVEMBER 30, 1996(A)
                      CLASS A SHARES                          SHARES       AMOUNT       SHARES       AMOUNT
Shares sold                                                    575,264  $   6,845,100    731,810  $   7,658,479
-----------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                               10,569        121,752         --             --
-----------------------------------------------------------
Shares redeemed                                               (120,492)    (1,456,952)  (450,649)    (4,847,403)
-----------------------------------------------------------  ---------  -------------  ---------  -------------
     Net change resulting from
     Class A Share transactions                                465,341  $   5,509,900    281,161  $   2,811,076
-----------------------------------------------------------  ---------  -------------  ---------  -------------

                                                                 SIX MONTHS ENDED           PERIOD ENDED
                                                                   MAY 31, 1997         NOVEMBER 30, 1996(B)
                       CLASS B SHARES                          SHARES       AMOUNT      SHARES       AMOUNT
Shares sold                                                     227,942  $  2,696,946    103,835  $  1,140,538
------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                 4,112        47,162         --            --
------------------------------------------------------------
Shares redeemed                                                 (38,673)     (462,292)      (310)       (3,560)
------------------------------------------------------------  ---------  ------------  ---------  ------------
     Net change resulting from
     Class B Share transactions                                 193,381  $  2,281,816    103,525  $  1,136,978
------------------------------------------------------------  ---------  ------------  ---------  ------------

                                                                 SIX MONTHS ENDED           PERIOD ENDED
                                                                   MAY 31, 1997         NOVEMBER 30, 1996(B)
                       CLASS C SHARES                          SHARES       AMOUNT      SHARES       AMOUNT
Shares sold                                                      81,822  $    965,000     15,002  $    169,697
------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                   644         7,385         --            --
------------------------------------------------------------
Shares redeemed                                                 (58,138)     (687,036)        --            --
------------------------------------------------------------  ---------  ------------  ---------  ------------
     Net change resulting from
     Class C Share transactions                                  24,328  $    285,349     15,002  $    169,697
------------------------------------------------------------  ---------  ------------  ---------  ------------
          Net change resulting from
          Share transactions                                    683,050     8,077,065    399,688  $  4,117,751
------------------------------------------------------------  ---------  ------------  ---------  ------------

(a) For the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

(b) For the period from February 28, 1996 (date of initial public offering) to November 30, 1996.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Global Research Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/ or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp.("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares, and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                                                                                            % OF AVG. DAILY NET
SHARE CLASS NAME                                                                              ASSETS OF CLASS
Class A Shares                                                                                         0.25%
----------------------------------------------------------------------------------------
Class B Shares                                                                                         0.75%
----------------------------------------------------------------------------------------
Class C Shares                                                                                         0.75%
----------------------------------------------------------------------------------------

Class A Shares did not incur a distribution services fee for the period ended May 31, 1997, and has no present intention of paying or accruing the distribution services fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $42,822 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five year period following the effective date. For the period ended May 31, 1997, the Fund paid $4,044 pursuant to this agreement.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.


(5) INVESTMENT TRANSACTIONS

Purchase and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:

-----------------------------------------------------------------
PURCHASES                                                         $ 11,173,983
----------------------------------------------------------------- -------------
SALES                                                             $  3,836,497
----------------------------------------------------------------- -------------

(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1997, the diversification of countries was as follows:

      COUNTRY             % OF NET ASSETS
Austria                            0.4%
Belgium                            0.2%
Denmark                            2.1%
France                            12.0%
Germany                           13.1%
Ireland                            0.8%
Italy                              1.9%

      COUNTRY             % OF NET ASSETS
Netherlands                        5.8%
Russia                             0.2%
Spain                              7.0%
Sweden                             5.3%
Switzerland                       11.8%
United Kingdom                    32.4%
United States                      4.5%






Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Richard B. Fisher
William J. Copeland                                       President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Richard B. Fisher                                         Edward C. Gonzales
Edward L. Flaherty, Jr.                                   Executive Vice President
Peter E. Madden                                           John W. McGonigle
Gregor F. Meyer                                           Executive Vice President, Treasurer, and Secretary
John E. Murray, Jr.                                       Karen M. Brownlee
Wesley W. Posvar                                          Assistant Secretary
Marjorie P. Smuts

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.




[LOGO FEDERATED INVESTORS]

      Federated Securities Corp., Distributor


      Cusip 981487861
      Cusip 981487853
      Cusip 981487846
      G01979-02 (7/97)

                                                    [LOGO OF RECYCLED PAPER]




[LOGO] FEDERATED INVESTORS

Federated
International
Small Company
Fund


Semi-Annual Report
May 31, 1997

Established 1996



President's Message

Dear Fellow Shareholder:

Federated International Small Company Fund was created in February 1996, and I am pleased to present the first Semi-Annual Report to shareholders. This report contains interesting information about the fund from December 1, 1996 through May 31, 1997.

The report begins with a commentary by the fund's portfolio manager, Tracy Stouffer, Vice President of Federated Global Research Corp., which covers international economic and market conditions and fund strategy. Following her commentary is a complete list of the fund's investments and the financial statements.

This fund is managed to bring shareholders significant long-term opportunities from a well-researched portfolio of many small-cap international stocks. This $111-million fund is invested in 190 small-cap stocks in nearly 40 countries across 3 continents. This broad diversification is a hallmark of successful international investing.*

During the six-month reporting period, the fund delivered double-digit total return performance that far eclipsed that of its benchmark. The fund's positions in select Greek and China holdings and its broad diversification across many stock issues helped the fund share value increase substantially.**

                                                   NAV             Total Return
                  NAV 12/1/96       NAV  5/31/97     % Change Based on NAV
          ------------        ------------     ---------         --------------
Class A Shares      $12.26             $14.13                   15.25%     15.25%
Class B Shares      $12.20             $13.99          14.67%     14.67%
Class C Shares      $12.19    $13.98          14.68%     14.68%

This international small company fund has provided shareholders with strong returns since it began operation on February 28, 1996, and it is important to remember that the true measure of this fund's performance is clearly in years rather than months. There will inevitably be periods of negative short-term fluctuation, as well as the positive returns we have experienced since the fund's inception.

 * Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. Small-cap stocks have historically experienced greater volatility than average.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns based on offering price for Class A, B, and C Shares were 8.94%, 9.18%, and 13.70%, respectively.


In this investment environment, I recommend that you add to your account on a regular basis to take advantage of price fluctuations and to use the dollar-cost averaging method of investing.+

Thank you for your confidence in Federated International Small Company Fund. Please review this report and familiarize yourself with the fund's strategy and holdings. We will continue to keep you up-to-date on the details of your investment on a regular basis. We appreciate the fact that you have entrusted a portion of your wealth with the fund.

Sincerely,



Richard B. Fisher
President
July 15, 1997

+ Dollar-cost averaging does not ensure a profit or protect against loss in declining markets. Since such a plan of investing involves continuous investing regardless of fluctuating price levels, investors should consider whether to continue to invest in periods of low price levels.


Investment Review

[PHOTO]

Tracy Stouffer
Vice President
Federated Global
Research Corp.

What is your review of the international small-cap stock market during the six-month reporting period?

International small company stocks, as a group, have lagged the performance of the large-cap stocks, returning 1.32% as measured by the FT/S&P-Actuaries World, ex-U.S., Medium-Small Cap Index* versus 4.04% return for the Morgan Stanley Capital International Europe, Australia and Far East Index.* However, we have continually argued that it is a stock picker's market, and that by focusing on niche players with strong growth prospects, small-cap stocks will yield handsome returns.

In this favorable environment, how well did Federated International Small Company Fund perform compared to the market overall?

The fund far outpaced the 1.32% total return of the FT/S&P-Actuaries World, ex-U.S., Medium-Small Cap Index. Total returns based on net asset value were 15.25% for Class A Shares, 14.67% for Class B Shares, and 14.68% for Class C Shares.**

What strategies accounted for such a high level of outperformance?

Two areas in particular provided very strong returns to the portfolio. Our investments in the Greek market including stocks such as Titan Cement, Attica Enterprises and Hellenic Cables, as well as investments in China-related red-chip companies such as China Everbright and China Merchants Hai Hong.

 * FT/S&P-Actuaries World, ex-U.S., Medium-Small Cap Index is a total return, market cap-weighted index of 1,092 companies from 25 countries. Morgan Stanley Capital International Europe, Australia and Far East Index is a market capitalization-weighted foreign index, which is widely used to measure the performance of European, Australian, New Zealand, and Far East stock markets. These indices are unmanaged, and investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns based on offering price for Class A, B, and C Shares were 8.94%, 9.18%, and 13.70%, respectively.

What countries were represented in the portfolio as of May 31, 1997?

The portfolio was well-diversified across the following 38 countries. The issues selected in the fund have a market capital of $712 million on average. The percent of the fund's total portfolio assets in each holding averages less than 2.13%.


Country           % of portfolio
---------------   ---------------
Japan               16.19
U.K.                 8.39
Greece               6.48
Hong Kong             5.95
Netherlands           5.77
Brazil               5.05
Spain                4.50
Australia             4.00
Norway               3.82
Germany              3.57
France               3.33
Portugal     2.91
Israel               2.87
Singapore             2.56
Argentina             2.48
Sweden               2.26
Mexico               1.89
Finland              1.88
Denmark              1.61


Country          % of portfolio
---------------   --------------
Italy                1.52
South Africa          1.31
Switzerland           1.30
Ireland              1.30
Croatia              1.18
Mauritius             0.89
Canada               0.78
Egypt                0.72
Chile                0.63
Belgium              0.58
Poland               0.56
Botswana     0.52
Malaysia     0.50
China                0.42
Indonesia             0.40
Slovakia     0.30
United States         0.30
Hungary              0.27
Zimbabwe     0.25


What are the fund's top ten holdings?

The top ten holdings were:


Name                      Country   % of Portfolio       Industry
---------------------      -----------      --------------    ----------------------
China EB-IHD
Holdings Ltd.               Hong Kong           2.06%          Merchandising
Fuji Machine
Manufacturing Co.   Japan              1.39% Machinery
                                                      & Engineering
Simac Techniek              Netherlands         1.28%          Electrical &
                                                            Electronics
Tele Pizza SA               Spain               1.26% Food Processing
China Everbright
Technology Ltd.             Hong Kong           1.24%          Electronic Components/
                                                             Instrumentation
Zagrebacka Banka
GDR                        Hungary      1.14%         Banking
Biocompatibles
International PLC   Great Britain       1.14%         Health & Personal Care
Creative Technology
Ltd.                       Singapore            1.14%          Electronic Components/
                                                            Instrumentation
Fast Retailing Co. Ltd.      Japan              1.12% Textiles & Apparel
Cultus Petroleum NL          Australia          1.09%          Energy-Oil & Gas


As we approach mid year, with one U.S. Federal Reserve Board rate hike behind us that has caused volatility in the international small company markets, what is your outlook?

I believe that we will continue to see volatility in the small-cap market going forward as various stock markets adjust to changes in governments-as in France and the U.K.-or anticipated changes later this year in Argentina and Mexico. In many cases, this volatility and uncertainty could create buying opportunities in the near term as fundamentals remain strong.





Federated International Small Company Fund
Portfolio of Investments
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

                                                                                                  VALUE IN
                                                                                                    U.S.
   SHARES                                                                                         DOLLARS
-------------  ------------------------------------------------------------------------------  --------------
COMMON STOCKS--94.7%
---------------------------------------------------------------------------------------------
               AEROSPACE & MILITARY TECHNOLOGY--0.8%
               ------------------------------------------------------------------------------
       15,200  (a)Doncasters PLC, ADR                                                          $      338,200
               ------------------------------------------------------------------------------
       31,000  Fag Kugelfischer Georg Schaefer Kommanditgesellschaft auf Aktien                       571,353
               ------------------------------------------------------------------------------  --------------
               Total                                                                                  909,553
               ------------------------------------------------------------------------------  --------------
               APPLIANCES & HOUSEHOLD DURABLES--1.3%
               ------------------------------------------------------------------------------
       15,000  (a)Best                                                                                271,341
               ------------------------------------------------------------------------------
       30,000  Beter Bed Holding NV                                                                   609,164
               ------------------------------------------------------------------------------
        6,400  Otsuka Kagu Ltd.                                                                       533,104
               ------------------------------------------------------------------------------  --------------
               Total                                                                                1,413,609
               ------------------------------------------------------------------------------  --------------
               AUTOMOBILE--2.5%
               ------------------------------------------------------------------------------
      257,000  (a)Consorcio Grupo Dina SA de CV                                                       168,972
               ------------------------------------------------------------------------------
       12,000  Finelist Group PLC                                                                      67,528
               ------------------------------------------------------------------------------
       27,500  Pininfarina SPA                                                                        424,400
               ------------------------------------------------------------------------------
      403,000  Singapore Technologies Automotive Ltd.                                               1,008,697
               ------------------------------------------------------------------------------
      285,000  (a)Super Group Ltd.                                                                    510,352
               ------------------------------------------------------------------------------
      119,000  Unisia Jecs Corp.                                                                      553,869
               ------------------------------------------------------------------------------  --------------
               Total                                                                                2,733,818
               ------------------------------------------------------------------------------  --------------
               BANKING--2.9%
               ------------------------------------------------------------------------------
      600,000  Anglo Irish Bank Corp. PLC                                                             765,581
               ------------------------------------------------------------------------------
      175,000  Banco Del Suquia SA                                                                    595,298
               ------------------------------------------------------------------------------
        8,700  (a)Social Security Bank Ltd.                                                             5,613
               ------------------------------------------------------------------------------
       11,600  (a)(b)Sydbank AS                                                                       552,440
               ------------------------------------------------------------------------------
       35,400  (b)Zagrebacka Banka, GDR                                                             1,314,225
               ------------------------------------------------------------------------------  --------------
               Total                                                                                3,233,157
               ------------------------------------------------------------------------------  --------------


Federated International Small Company Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
                                                                                                    U.S.
   SHARES                                                                                         DOLLARS
-------------  ------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
               BEVERAGE & TOBACCO--0.7%
               ------------------------------------------------------------------------------
       10,000  (a)(b) Al--Ahram Beverages Co., GDR                                             $      171,750
               ------------------------------------------------------------------------------
       15,694  Cinba                                                                                   24,181
               ------------------------------------------------------------------------------
       90,391  (a)J. Boag & Sons Ltd.                                                                  50,259
               ------------------------------------------------------------------------------
      522,100  (a)Sechaba                                                                             582,602
               ------------------------------------------------------------------------------  --------------
               Total                                                                                  828,792
               ------------------------------------------------------------------------------  --------------
               BROADCASTING & PUBLISHING--2.7%
               ------------------------------------------------------------------------------
       53,600  Elanders AB, Class B                                                                   643,100
               ------------------------------------------------------------------------------
       30,000  (a)Grupo Radio Centro SA--SP, ADR                                                      315,000
               ------------------------------------------------------------------------------
       31,300  (a)Investec-Consultoria Internacional                                                1,062,934
               ------------------------------------------------------------------------------
       11,000  Nippon Broadcasting System                                                           1,003,442
               ------------------------------------------------------------------------------  --------------
               Total                                                                                3,024,476
               ------------------------------------------------------------------------------  --------------
               BUILDING MATERIALS & COMPONENTS--2.5%
               ------------------------------------------------------------------------------
            1  (a)Cementos Norte Pacasmayo                                                                  2
               ------------------------------------------------------------------------------
       20,000  (a)Corcemar S.A.                                                                       113,057
               ------------------------------------------------------------------------------
      248,866  (a)International de Ceramica SA de CV                                                  405,599
               ------------------------------------------------------------------------------
        6,150  (a)Izolacja SA                                                                         353,889
               ------------------------------------------------------------------------------
       13,500  Rasmussen & Schiotz Holding AS, Class B                                                647,074
               ------------------------------------------------------------------------------
       10,000  Titan Cement Co.                                                                       996,484
               ------------------------------------------------------------------------------
        8,950  (a)Torah Cement                                                                        227,070
               ------------------------------------------------------------------------------  --------------
               Total                                                                                2,743,175
               ------------------------------------------------------------------------------  --------------
               BUSINESS & PUBLIC SERVICES--3.2%
               ------------------------------------------------------------------------------
        8,000  Bellsystem 24, Inc.                                                                  1,112,924
               ------------------------------------------------------------------------------
       22,000  Boewe Systec AG                                                                        795,506
               ------------------------------------------------------------------------------
       24,000  Content Beheer NV                                                                      978,726
               ------------------------------------------------------------------------------
       25,000  (a)Lernout and Hauspie Speech Products N.V.                                            650,000
               ------------------------------------------------------------------------------  --------------
               Total                                                                                3,537,156
               ------------------------------------------------------------------------------  --------------


Federated International Small Company Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
                                                                                                    U.S.
   SHARES                                                                                         DOLLARS
-------------  ------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
               CHEMICALS--1.2%
               ------------------------------------------------------------------------------
      275,000  Atanor S. A.                                                                    $      475,988
               ------------------------------------------------------------------------------
       47,800  (a)Dead Sea Bromine                                                                    322,450
               ------------------------------------------------------------------------------
       98,074  (a)Dead Sea Works Ltd.                                                                 338,595
               ------------------------------------------------------------------------------
        7,300  (a)Paints & Chemical Industry                                                          245,530
               ------------------------------------------------------------------------------  --------------
               Total                                                                                1,382,563
               ------------------------------------------------------------------------------  --------------
               CONSTRUCTION & HOUSING--2.6%
               ------------------------------------------------------------------------------
       33,000  Aktor                                                                                  489,453
               ------------------------------------------------------------------------------
       58,500  Hellenic Technodomiki                                                                  641,645
               ------------------------------------------------------------------------------
       36,500  Hellenic Technodomiki, Rights                                                          213,204
               ------------------------------------------------------------------------------
        2,800  Hollandsche Beton                                                                      643,745
               ------------------------------------------------------------------------------
       10,500  (a)Somague-Sociedade Gestora de Participacoes                                          111,373
               ------------------------------------------------------------------------------
       35,000  (a)Somague-Sociedade Gestora de Participacoes                                          371,243
               ------------------------------------------------------------------------------
      237,000  (a)Starckjohann OY, Class B                                                            430,340
               ------------------------------------------------------------------------------  --------------
               Total                                                                                2,901,003
               ------------------------------------------------------------------------------  --------------
               DATA PROCESSING & REPRODUCTION--12.2%
               ------------------------------------------------------------------------------
       28,600  (a)CMG PLC                                                                             584,645
               ------------------------------------------------------------------------------
        7,600  Cegedim S.A.                                                                           746,234
               ------------------------------------------------------------------------------
      177,091  (a)Datacraft Ltd.                                                                      302,893
               ------------------------------------------------------------------------------
       76,000  (a)DOCdata NV                                                                        1,008,062
               ------------------------------------------------------------------------------
       28,000  Diamond Computer Service Co.                                                           471,275
               ------------------------------------------------------------------------------
       20,000  (a)DSP Group, Inc.                                                                     283,125
               ------------------------------------------------------------------------------
        3,000  Electronique D2 SA                                                                     413,016
               ------------------------------------------------------------------------------
       58,400  (a)Formula Systems (1985) Ltd.                                                       1,037,530
               ------------------------------------------------------------------------------
       17,000  I-O Data Device, Inc.                                                                  583,942
               ------------------------------------------------------------------------------
        8,450  ICOM Informatique SA                                                                   585,176
               ------------------------------------------------------------------------------
       40,000  (a)IONA Technologies PLC, ADR                                                          690,000
               ------------------------------------------------------------------------------
       26,000  (a)Imagineer Co. Ltd.                                                           $      801,546
               ------------------------------------------------------------------------------


Federated International Small Company Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
                                                                                                    U.S.
   SHARES                                                                                         DOLLARS
-------------  ------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
               DATA PROCESSING & REPRODUCTION--CONTINUED
               ------------------------------------------------------------------------------
       29,000  (a)Intentia International AB                                                           346,075
               ------------------------------------------------------------------------------
       80,200  JBA Holdings PLC                                                                     1,252,920
               ------------------------------------------------------------------------------
       22,000  Meitec Corp.                                                                           579,991
               ------------------------------------------------------------------------------
       45,000  (a)Memco Software, LTD                                                                 804,375
               ------------------------------------------------------------------------------
       21,800  Merkantildata Asa                                                                      431,471
               ------------------------------------------------------------------------------
       17,071  Misys PLC                                                                              382,583
               ------------------------------------------------------------------------------
       22,800  Nidec Corp.                                                                          1,182,585
               ------------------------------------------------------------------------------
       35,500  (a)Norman Data Defense                                                                 473,400
               ------------------------------------------------------------------------------
      164,000  (a)Superoffice ASA                                                                     656,092
               ------------------------------------------------------------------------------  --------------
               Total                                                                               13,616,936
               ------------------------------------------------------------------------------  --------------
               ELECTRICAL & ELECTRONICS--3.6%
               ------------------------------------------------------------------------------
       20,000  (a)Altech Co. Ltd.                                                                     465,436
               ------------------------------------------------------------------------------
       17,250  (a)Cofidur                                                                             558,610
               ------------------------------------------------------------------------------
        7,500  Fujimi, Inc.                                                                           442,530
               ------------------------------------------------------------------------------
       12,100  Intracom S.A.                                                                          588,471
               ------------------------------------------------------------------------------
        9,000  Micronics Japan Co. Ltd.                                                               503,134
               ------------------------------------------------------------------------------
       18,080  Simac Techniek                                                                       1,471,792
               ------------------------------------------------------------------------------  --------------
               Total                                                                                4,029,973
               ------------------------------------------------------------------------------  --------------
               ELECTRONIC COMPONENTS, INSTRUMENTS--9.6%
               ------------------------------------------------------------------------------
       14,150  Aspoyhtyma OY                                                                          659,507
               ------------------------------------------------------------------------------
        3,600  Azkoyen SA                                                                             452,988
               ------------------------------------------------------------------------------
        6,100  Azkoyen SA, Rights                                                                     179,759
               ------------------------------------------------------------------------------
    5,700,000  (a)China Everbright Technology Ltd.                                                  1,427,115
               ------------------------------------------------------------------------------
       75,000  (a)Creative Technology Ltd.                                                          1,312,500
               ------------------------------------------------------------------------------
       36,800  (a)Eidos PLC                                                                           505,676
               ------------------------------------------------------------------------------
       26,800  (a)Eidos PLC, ADR                                                               $      371,850
               ------------------------------------------------------------------------------
       29,200  Geomatec Co. Ltd.                                                                      669,506
               ------------------------------------------------------------------------------


Federated International Small Company Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
                                                                                                    U.S.
   SHARES                                                                                         DOLLARS
-------------  ------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
               ELECTRONIC COMPONENTS, INSTRUMENTS--CONTINUED
               ------------------------------------------------------------------------------
          251  (a)Kudelski SA                                                                         762,002
               ------------------------------------------------------------------------------
      125,000  Malaysian Pacific Industries                                                           547,220
               ------------------------------------------------------------------------------
       83,333  Malaysian Pacific Industries, Rights                                                     7,462
               ------------------------------------------------------------------------------
       25,000  (a)Orbotech, Ltd.                                                                      696,875
               ------------------------------------------------------------------------------
          833  (a)Pricer AB, Class B                                                                   30,413
               ------------------------------------------------------------------------------
       35,000  (a)Rofin-Sinar Technologies, Inc.                                                      542,500
               ------------------------------------------------------------------------------
       69,000  Sanshin Electronics Co.                                                              1,262,087
               ------------------------------------------------------------------------------
       45,100  Union Tool                                                                           1,231,584
               ------------------------------------------------------------------------------  --------------
               Total                                                                               10,659,044
               ------------------------------------------------------------------------------  --------------
               ENERGY 1/2OIL & GAS--2.2%
               ------------------------------------------------------------------------------
      422,000  (a)Cultus Petroleum NL                                                               1,253,561
               ------------------------------------------------------------------------------
      237,000  (a)SOCO International PLC                                                              926,599
               ------------------------------------------------------------------------------
       19,666  (a)Saevik Supply ASA                                                                   224,983
               ------------------------------------------------------------------------------  --------------
               Total                                                                                2,405,143
               ------------------------------------------------------------------------------  --------------
               FINANCIAL SERVICES--2.0%
               ------------------------------------------------------------------------------
      242,000  (a)Corp. Fin Reunida                                                                   975,968
               ------------------------------------------------------------------------------
       52,000  DBS Management PLC                                                                     808,114
               ------------------------------------------------------------------------------
      379,000  (a)PT Putra Surya Multidana                                                            451,840
               ------------------------------------------------------------------------------
       18,150  (a)Tyndall Australia Ltd.                                                               26,957
               ------------------------------------------------------------------------------  --------------
               Total                                                                                2,262,879
               ------------------------------------------------------------------------------  --------------
               FOOD & HOUSEHOLD PRODUCTS--4.6%
               ------------------------------------------------------------------------------
       30,300  (a)Bompreco Supermercados Do Nordeste                                                  396,263
               ------------------------------------------------------------------------------
       15,500  Chipita International                                                                  527,054
               ------------------------------------------------------------------------------
       88,000  (a)Colep--Cia Portuguesa De Emba                                                     1,220,809
               ------------------------------------------------------------------------------
        6,880  (a)Eastern Co.                                                                  $      157,503
               ------------------------------------------------------------------------------
    1,247,000  Herdez                                                                                 559,722
               ------------------------------------------------------------------------------
    1,350,000  (a)Interfresh                                                                          274,899
               ------------------------------------------------------------------------------


Federated International Small Company Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
                                                                                                    U.S.
   SHARES                                                                                         DOLLARS
-------------  ------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
               FOOD & HOUSEHOLD PRODUCTS--CONTINUED
               ------------------------------------------------------------------------------
        7,500  (a)Puleva Union Industrial Agro-Ganadera SA                                            258,889
               ------------------------------------------------------------------------------
       32,000  Ralse Co. Ltd.                                                                         489,137
               ------------------------------------------------------------------------------
       37,000  (a)Supermercados Unimarc SA, ADR                                                       698,375
               ------------------------------------------------------------------------------
      148,000  (a)(b)Want Want Holdings                                                               535,760
               ------------------------------------------------------------------------------  --------------
               Total                                                                                5,118,411
               ------------------------------------------------------------------------------  --------------
               FOOD PROCESSING--3.4%
               ------------------------------------------------------------------------------
       37,000  Goody's S.A.                                                                           927,507
               ------------------------------------------------------------------------------
        4,440  LDC SA                                                                                 759,658
               ------------------------------------------------------------------------------
      400,000  Ng Fung Hong Ltd.                                                                      642,705
               ------------------------------------------------------------------------------
       27,400  (a)Tele Pizza SA                                                                     1,453,777
               ------------------------------------------------------------------------------  --------------
               Total                                                                                3,783,647
               ------------------------------------------------------------------------------  --------------
               FOREST PRODUCTS & PAPER--0.7%
               ------------------------------------------------------------------------------
       17,516  (a)Miquel Y Costas                                                                     781,532
               ------------------------------------------------------------------------------  --------------
               HEALTH & PERSONAL CARE--3.3%
               ------------------------------------------------------------------------------
       72,250  Athens Medic Center                                                                    859,930
               ------------------------------------------------------------------------------
       61,500  (a)Biocompatibles International PLC                                                  1,312,899
               ------------------------------------------------------------------------------
       84,500  Celltech PLC                                                                           490,716
               ------------------------------------------------------------------------------
       19,700  (a)Medical Invest Svenska AB, Class B                                                  757,380
               ------------------------------------------------------------------------------
      181,000  (a)Quimica Estrella SA                                                                 231,796
               ------------------------------------------------------------------------------  --------------
               Total                                                                                3,652,721
               ------------------------------------------------------------------------------  --------------
               HOUSEHOLD APPLIANCES--1.0%
               ------------------------------------------------------------------------------
       82,000  Ellerine Holdings Ltd.                                                                 528,618
               ------------------------------------------------------------------------------
       60,000  (a)K & M Moebel AG                                                              $      642,443
               ------------------------------------------------------------------------------  --------------
               Total                                                                                1,171,061
               ------------------------------------------------------------------------------  --------------
               INDUSTRIAL COMPONENTS--0.6%
               ------------------------------------------------------------------------------
      364,000  (b)China Merchants Hai Hong Holdings                                                   662,373
               ------------------------------------------------------------------------------  --------------


Federated International Small Company Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
                                                                                                    U.S.
   SHARES                                                                                         DOLLARS
-------------  ------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
               LEISURE & TOURISM--1.9%
               ------------------------------------------------------------------------------
       30,600  Airtours PLC                                                                           549,128
               ------------------------------------------------------------------------------
      286,000  (a)New Mauritius Hotels LTD                                                            508,538
               ------------------------------------------------------------------------------
      204,000  (a)Sun Resorts Ltd.                                                                    487,641
               ------------------------------------------------------------------------------
      365,000  (a)Waterfall Holdings PLC                                                              537,379
               ------------------------------------------------------------------------------  --------------
               Total                                                                                2,082,686
               ------------------------------------------------------------------------------  --------------
               MACHINERY & ENGINEERING--2.7%
               ------------------------------------------------------------------------------
       47,000  Fuji Machine Manufacturing Co.                                                       1,598,283
               ------------------------------------------------------------------------------
       19,000  Nedcon Groep NV                                                                        791,625
               ------------------------------------------------------------------------------
       46,000  Santasalo--JOT Group                                                                   580,661
               ------------------------------------------------------------------------------  --------------
               Total                                                                                2,970,569
               ------------------------------------------------------------------------------  --------------
               MANUFACTURING--3.6%
               ------------------------------------------------------------------------------
       19,000  Disco Corp.                                                                            626,535
               ------------------------------------------------------------------------------
       32,400  Ind. Natuzzi Ads (Usd), ADR                                                            818,100
               ------------------------------------------------------------------------------
        9,650  Nordtank Energy Group AS                                                               592,998
               ------------------------------------------------------------------------------
       18,200  PLM AB                                                                                 331,071
               ------------------------------------------------------------------------------
        1,950  (a)Swisslog Holding AG                                                                 688,365
               ------------------------------------------------------------------------------
       28,700  Tomra Systems ASA                                                                      656,668
               ------------------------------------------------------------------------------
        7,700  (a)Zalakeramia Rt                                                                      296,922
               ------------------------------------------------------------------------------  --------------
               Total                                                                                4,010,659
               ------------------------------------------------------------------------------  --------------
               MERCHANDISING--4.5%
               ------------------------------------------------------------------------------
    1,542,000  China EB-IHD Holdings Ltd.                                                           2,368,174
               ------------------------------------------------------------------------------
       58,310  Importadora y Exportadora                                                       $      810,914
               ------------------------------------------------------------------------------
        9,500  (a)Marc Orian SA                                                                       658,054
               ------------------------------------------------------------------------------
       36,900  Ministop Co. Ltd.                                                                    1,172,435
               ------------------------------------------------------------------------------  --------------
               Total                                                                                5,009,577
               ------------------------------------------------------------------------------  --------------
               METALS--STEEL--1.0%
               ------------------------------------------------------------------------------
      218,000  (a)Acindar Industria Argentina de Aceros SA                                            515,828
               ------------------------------------------------------------------------------


Federated International Small Company Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
                                                                                                    U.S.
   SHARES                                                                                         DOLLARS
-------------  ------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
               METALS--CONTINUED
               ------------------------------------------------------------------------------
       37,500  (a)Tubos de Acero de Mexico SA, ADR                                                    656,250
               ------------------------------------------------------------------------------  --------------
               Total                                                                                1,172,078
               ------------------------------------------------------------------------------  --------------
               MINING--0.9%
               ------------------------------------------------------------------------------
       70,000  (a)(b) Minefinders Corp. Ltd.                                                          222,914
               ------------------------------------------------------------------------------
      719,000  (a)Western Metals Ltd.                                                                 733,841
               ------------------------------------------------------------------------------  --------------
               Total                                                                                  956,755
               ------------------------------------------------------------------------------  --------------
               MISCELLANEOUS MATERIALS & COMMODITIES--0.4%
               ------------------------------------------------------------------------------
       15,800  Martela OY, Class A                                                                    429,573
               ------------------------------------------------------------------------------  --------------
               MULTI-INDUSTRY--0.8%
               ------------------------------------------------------------------------------
       16,000  (a)Beijing Enterprises                                                                  93,334
               ------------------------------------------------------------------------------
    1,200,000  China Everbright International Ltd.                                                    329,095
               ------------------------------------------------------------------------------
       66,400  Primedia Ltd., Class N                                                                 422,106
               ------------------------------------------------------------------------------  --------------
               Total                                                                                  844,535
               ------------------------------------------------------------------------------  --------------
               PHARMACEUTICALS--1.3%
               ------------------------------------------------------------------------------
       37,000  Kawasumi Laboratories                                                                  495,663
               ------------------------------------------------------------------------------
       28,700  (a)QLT Phototherapeutics                                                               643,917
               ------------------------------------------------------------------------------
        2,488  (a)Slovakofarna AS                                                                     330,524
               ------------------------------------------------------------------------------  --------------
               Total                                                                                1,470,104
               ------------------------------------------------------------------------------  --------------
               REAL ESTATE--2.5%
               ------------------------------------------------------------------------------
       60,000  (a)Castellum AB                                                                        418,000
               ------------------------------------------------------------------------------
      428,389  China Vanke Co. Ltd., Class B                                                   $      468,831
               ------------------------------------------------------------------------------
        2,000  (a)Fairyoung Holdings Ltd.                                                                 865
               ------------------------------------------------------------------------------
        2,500  Groothandelsgebouwen NV                                                                353,706
               ------------------------------------------------------------------------------
    1,000,000  Hongkong China Ltd.                                                                    690,456
               ------------------------------------------------------------------------------
      125,000  Mitie Group PLC                                                                        378,292
               ------------------------------------------------------------------------------
        3,866  (a)Mundicenter Sociedade Imobil                                                         47,845
               ------------------------------------------------------------------------------


Federated International Small Company Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
                                                                                                    U.S.
   SHARES                                                                                         DOLLARS
-------------  ------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
               REAL ESTATE--CONTINUED
               ------------------------------------------------------------------------------
       34,600  Mundicenter Sociedade Imobil                                                           428,200
               ------------------------------------------------------------------------------  --------------
               Total                                                                                2,786,195
               ------------------------------------------------------------------------------  --------------
               TELECOMMUNICATIONS--2.2%
               ------------------------------------------------------------------------------
      135,000  Filtronic Comtek PLC                                                                   845,820
               ------------------------------------------------------------------------------
       34,800  Hellenic Cables S.A.                                                                   637,223
               ------------------------------------------------------------------------------
       13,100  Hikari Tsushin, Inc.                                                                   995,577
               ------------------------------------------------------------------------------  --------------
               Total                                                                                2,478,620
               ------------------------------------------------------------------------------  --------------
               TEXTILES & APPAREL--2.1%
               ------------------------------------------------------------------------------
       67,000  Blacks Leisure Group PLC                                                               595,689
               ------------------------------------------------------------------------------
       39,800  Fast Retailing Co. Ltd.                                                              1,288,501
               ------------------------------------------------------------------------------
       80,500  (a)Simint SPA                                                                          456,077
               ------------------------------------------------------------------------------  --------------
               Total                                                                                2,340,267
               ------------------------------------------------------------------------------  --------------
               TRANSPORTATION 1/2AIRLINES--0.0%
               ------------------------------------------------------------------------------
        1,900  (a)Ryanair Holdings PLC, ADR                                                            47,263
               ------------------------------------------------------------------------------  --------------
               TRANSPORTATION 1/2ROAD & RAIL--0.8%
               ------------------------------------------------------------------------------
        1,210  Sixt AG                                                                                930,987
               ------------------------------------------------------------------------------  --------------
               TRANSPORTATION 1/2SHIPPING--2.3%
               ------------------------------------------------------------------------------
      127,400  Attica Enterprises S.A.                                                              1,143,082
               ------------------------------------------------------------------------------
       23,480  (a)Attica Enterprises S.A.                                                             210,672
               ------------------------------------------------------------------------------
       46,000  (a)Det Sandenfields-Norske Dampskibsselskab, Class A                                   518,332
               ------------------------------------------------------------------------------
    1,436,000  (a)Pacific Ports Co. Ltd.                                                       $      426,249
               ------------------------------------------------------------------------------
       24,700  (a)Seateam Technology                                                                  299,573
               ------------------------------------------------------------------------------  --------------
               Total                                                                                2,597,908
               ------------------------------------------------------------------------------  --------------
               UTILITIES 1/2ELECTRICAL & GAS--3.3%
               ------------------------------------------------------------------------------
   19,000,000  (a)Centrais Elet Matogros                                                               53,238
               ------------------------------------------------------------------------------
    7,000,000  (a)Companhia de Electricidade do Estado da Bahia                                       588,504
               ------------------------------------------------------------------------------
      296,000  Novus Petroleum Ltd.                                                                 1,088,948
               ------------------------------------------------------------------------------


Federated International Small Company Fund

--------------------------------------------------------------------------------

                                                                                                  VALUE IN
                                                                                                    U.S.
   SHARES                                                                                         DOLLARS
-------------  ------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
               UTILITIES 1/2ELECTRICAL & GAS--CONTINUED
               ------------------------------------------------------------------------------
    1,050,000  (a)Petroz NL                                                                         1,007,692
               ------------------------------------------------------------------------------
       41,300  Smedvig ASA, Class B                                                                 1,002,934
               ------------------------------------------------------------------------------  --------------
               Total                                                                                3,741,316
               ------------------------------------------------------------------------------  --------------
               WHOLESALE & INTERNATIONAL TRADE--0.8%
               ------------------------------------------------------------------------------
       26,200  (a)Adolfo Dominguez                                                                    920,697
               ------------------------------------------------------------------------------
            1  (a)Enrique Ferreyros S.A.                                                                    1
               ------------------------------------------------------------------------------  --------------
               Total                                                                                  920,698
               ------------------------------------------------------------------------------  --------------
               TOTAL COMMON STOCKS (IDENTIFIED COST $96,462,510)                                  105,640,812
               ------------------------------------------------------------------------------  --------------
PREFERRED STOCKS--4.4%
---------------------------------------------------------------------------------------------
               AUTOMOBILE--0.3%
               ------------------------------------------------------------------------------
    4,700,000  Freios Varga SA, Preference                                                            263,863
               ------------------------------------------------------------------------------
   13,000,000  Organizacao Sistemas Aplica SA, Preference                                              60,710
               ------------------------------------------------------------------------------  --------------
               Total                                                                                  324,573
               ------------------------------------------------------------------------------  --------------
               BEVERAGE & TOBACCO--0.2%
               ------------------------------------------------------------------------------
    2,740,000  Industria de Bebidas Antarctica da Paraiba SA, Preference                              268,753
               ------------------------------------------------------------------------------  --------------
               CHEMICALS--0.3%
               ------------------------------------------------------------------------------
  100,000,000  Trikem SA, Preference                                                                  363,300
               ------------------------------------------------------------------------------  --------------
               ELECTRONIC COMPONENTS, INSTRUMENTS--0.7%
               ------------------------------------------------------------------------------
  510,500,000  Inepar SA, Preference                                                                  772,387
               ------------------------------------------------------------------------------  --------------
               FINANCIAL SERVICES--0.4%
               ------------------------------------------------------------------------------
        2,106  Marschollek, Lautenschlaeger und Partner AG, Pfd.                               $      505,213
               ------------------------------------------------------------------------------  --------------
               METALS 1/2STEEL--0.7%
               ------------------------------------------------------------------------------
   22,400,000  Siderurgica Riograndense SA, Preference                                                732,368
               ------------------------------------------------------------------------------  --------------
               TELECOMMUNICATIONS--0.8%
               ------------------------------------------------------------------------------
      496,000  Cia Riograndense De Telecomunicacoes, Pfd.                                             672,299
               ------------------------------------------------------------------------------


Federated International Small Company Fund

--------------------------------------------------------------------------------

  SHARES OR                                                                                       VALUE IN
  PRINCIPAL                                                                                         U.S.
   AMOUNT                                                                                         DOLLARS
-------------  ------------------------------------------------------------------------------  --------------
PREFERRED STOCKS--CONTINUED
---------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS--CONTINUED
               ------------------------------------------------------------------------------
    3,400,000  Ericsson Telecomunicacoes SA                                                           190,563
               ------------------------------------------------------------------------------  --------------
               Total                                                                                  862,862
               ------------------------------------------------------------------------------  --------------
               TEXTILES & APPAREL--0.0%
               ------------------------------------------------------------------------------
  115,000,000  Texpar SA, Preference                                                                    1,495
               ------------------------------------------------------------------------------  --------------
               UTILITIES 1/2ELECTRICAL & GAS--1.0%
               ------------------------------------------------------------------------------
   30,000,000  (a)Centrais Electric, Preference                                                       369,900
               ------------------------------------------------------------------------------
  102,000,000  (a)Companhia Energetica do Ceara-Coelce, Preference, Series A                          457,266
               ------------------------------------------------------------------------------
   50,300,000  Empresa Energetica de Mato Grosso do Sul SA, Preference                                272,525
               ------------------------------------------------------------------------------  --------------
               Total                                                                                1,099,691
               ------------------------------------------------------------------------------  --------------
               TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,492,433)                                  4,930,642
               ------------------------------------------------------------------------------  --------------
(C)REPURCHASE AGREEMENT--4.1%
---------------------------------------------------------------------------------------------
$   4,535,000  BT Securities Corporation, 5.56%, dated 5/30/1997, due 6/2/1997
               (AT AMORTIZED COST)                                                                  4,535,000
               ------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (IDENTIFIED COST $104,489,943)(D)                             $  115,106,454
               ------------------------------------------------------------------------------  --------------

 (a) Non-income producing security.

 (b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1997, these securities amounted to $3,459,462 which represents 3.1% of net assets.

 (c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $104,489,943. The net unrealized appreciation of investments on a federal tax basis amounts to $10,616,511 which is comprised of $13,026,942 appreciation and $2,410,431 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($111,599,068) at May 31, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
GDR--Global Depository Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)

Federated International Small Company Fund
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $104,489,943)                     $115,106,454
---------------------------------------------------------------------------------------------------
Cash                                                                                                     761,348
---------------------------------------------------------------------------------------------------
Cash denominated in foreign currencies (at identified cost $10,390)                                       10,308
---------------------------------------------------------------------------------------------------
Income receivable                                                                                        169,424
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                        2,799,738
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                             2,647,703
---------------------------------------------------------------------------------------------------  -----------
    Total assets                                                                                     121,494,975
---------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
Payable for investments purchased                                                         $9,771,236
----------------------------------------------------------------------------------------
Payable for shares redeemed                                                                  17,867
----------------------------------------------------------------------------------------
Net payable for foreign currency exchange contracts purchased and sold                        5,826
----------------------------------------------------------------------------------------
Payable for taxes withheld                                                                   10,521
----------------------------------------------------------------------------------------
Accrued expenses                                                                             90,457
----------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                  9,895,907
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS for 7,948,153 shares outstanding                                                          $111,599,068
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $99,930,366
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                            10,603,421
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                           1,350,746
---------------------------------------------------------------------------------------------------
Accumulated net investment operating loss                                                               (285,465)
---------------------------------------------------------------------------------------------------  -----------
    Total Net Assets                                                                                 $111,599,068
---------------------------------------------------------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
CLASS A SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($40,888,180 / 2,894,388 shares outstanding)                                    $14.13
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/94.50 of $14.13)*                                                           $14.95
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.5/100 of $14.13)**                                                      $14.06
---------------------------------------------------------------------------------------------------  -----------
CLASS B SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($58,815,599 / 4,203,070 shares outstanding)                                    $13.99
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $13.99
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (94.50/100 of $13.99)**                                                     $13.22
---------------------------------------------------------------------------------------------------  -----------
CLASS C SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($11,895,289 / 850,695 shares outstanding)                                      $13.98
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $13.98
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99/100 of $13.98)**                                                        $13.84
---------------------------------------------------------------------------------------------------  -----------

 *See "How to Purchase Shares" in the Prospectus.

**See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated International Small Company Fund
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended May 31, 1997 (unaudited)

INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $40,786)                                                   $ 468,533
-----------------------------------------------------------------------------------------------------
Interest                                                                                                  76,890
-----------------------------------------------------------------------------------------------------  ---------
    Total income                                                                                         545,423
-----------------------------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------------------------------
Investment advisory fee                                                                     $ 429,129
------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                      92,247
------------------------------------------------------------------------------------------
Custodian fees                                                                                132,348
------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                       78,123
------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                         500
------------------------------------------------------------------------------------------
Auditing fees                                                                                   8,072
------------------------------------------------------------------------------------------
Legal fees                                                                                      1,635
------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                      42,003
------------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                     129,416
------------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                      23,656
------------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                       34,802
------------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                       43,139
------------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                        7,885
------------------------------------------------------------------------------------------
Share registration costs                                                                       41,316
------------------------------------------------------------------------------------------
Printing and postage                                                                           13,777
------------------------------------------------------------------------------------------
Insurance premiums                                                                              2,124
------------------------------------------------------------------------------------------
Taxes                                                                                           4,450
------------------------------------------------------------------------------------------
Miscellaneous                                                                                   4,126
------------------------------------------------------------------------------------------  ---------
    Total expenses                                                                          1,088,748
------------------------------------------------------------------------------------------
Waiver of investment advisory fee                                                            (257,860)
------------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                     830,888
-----------------------------------------------------------------------------------------------------  ---------
            Net investment operating loss                                                               (285,465)
-----------------------------------------------------------------------------------------------------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------
Net realized gain on investments (net of foreign taxes withheld of $404)                               1,350,746
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                   7,886,105
-----------------------------------------------------------------------------------------------------  ---------
    Net realized and unrealized gain on investments                                                    9,236,851
-----------------------------------------------------------------------------------------------------  ---------
        Change in net assets resulting from operations                                                 $8,951,386
-----------------------------------------------------------------------------------------------------  ---------

(See Notes which are an integral part of the Financial Statements)


Federated International Small Company Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS
                                                                                     ENDED
                                                                                  (UNAUDITED)       YEAR ENDED
                                                                                    MAY 31,        NOVEMBER 30,
                                                                                      1997            1996(A)
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------
Net investment operating loss                                                    $     (285,465)  $       (97,243)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments ($1,350,746 gain and $30,327 loss,
respectively, as computed for federal tax purposes)                                   1,350,746           (92,852)
-------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation                                    7,886,105         2,717,316
-------------------------------------------------------------------------------  --------------  -----------------
     Change in net assets resulting from operations                                   8,951,386         2,527,221
-------------------------------------------------------------------------------  --------------  -----------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------
Proceeds from sale of shares                                                         77,141,119        44,965,507
-------------------------------------------------------------------------------
Cost of shares redeemed                                                             (10,653,063)      (11,333,102)
-------------------------------------------------------------------------------  --------------  -----------------
     Change in net assets resulting from share transactions                          66,488,056        33,632,405
-------------------------------------------------------------------------------  --------------  -----------------
          Change in net assets                                                       75,439,442        36,159,626
-------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------
Beginning of period                                                                  36,159,626                --
-------------------------------------------------------------------------------  --------------  -----------------
End of period                                                                    $  111,599,068   $    36,159,626
-------------------------------------------------------------------------------  --------------  -----------------

(a) For the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

(See Notes which are an integral part of the Financial Statements)


Federated International Small Company Fund
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                  (UNAUDITED)       YEAR ENDED
                                                                                    MAY 31,        NOVEMBER 30,
                                                                                     1997             1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                               $   12.26         $   10.00
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------
  Net investment operating loss                                                        (0.04)            (0.02)
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                1.91              2.28
------------------------------------------------------------------------------       -------           -------
  Total from investment operations                                                      1.87              2.26
------------------------------------------------------------------------------       -------           -------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                     $   14.13         $   12.26
------------------------------------------------------------------------------       -------           -------
TOTAL RETURN (B)                                                                       15.25%            22.60%
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------
  Expenses                                                                              1.97%*            1.97%*
------------------------------------------------------------------------------
  Net investment operating loss                                                        (0.44%)*          (0.48%)*
------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                      0.75%*            3.38%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                            $40,888           $16,339
------------------------------------------------------------------------------
  Average commission rate paid (d)                                                   $0.0007           $0.0006
------------------------------------------------------------------------------
  Portfolio turnover                                                                     135%              174%
------------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


Federated International Small Company Fund
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                  (UNAUDITED)       YEAR ENDED
                                                                                    MAY 31,        NOVEMBER 30,
                                                                                     1997             1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                               $   12.20         $   10.00
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------
  Net investment operating loss                                                        (0.07)(e)         (0.04)
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                1.86              2.24
------------------------------------------------------------------------------       -------           -------
  Total from investment operations                                                      1.79              2.20
------------------------------------------------------------------------------       -------           -------
NET ASSET VALUE, END OF PERIOD                                                     $   13.99         $   12.20
------------------------------------------------------------------------------       -------           -------
TOTAL RETURN (B)                                                                       14.67%            22.00%
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------
  Expenses                                                                              2.73%*            2.72%*
------------------------------------------------------------------------------
  Net investment operating loss                                                        (1.11%)*          (1.61%)*
------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                      0.75%*            3.38%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                            $58,816           $16,671
------------------------------------------------------------------------------
  Average commission rate paid (d)                                                   $0.0007           $0.0006
------------------------------------------------------------------------------
  Portfolio turnover                                                                     135%              174%
------------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from February 28, 1996 (date of initial public offering) to November 30, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

 (e) Per share information is based on average shares outstanding.

(See Notes which are an integral part of the Financial Statements)


Federated International Small Company Fund
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                  (UNAUDITED)       YEAR ENDED
                                                                                    MAY 31,        NOVEMBER 30,
                                                                                     1997             1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                               $   12.19         $   10.00
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------
  Net investment operating loss                                                        (0.06)(e)         (0.05)
------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                                1.85              2.24
------------------------------------------------------------------------------       -------           -------
  Total from investment operations                                                      1.79              2.19
------------------------------------------------------------------------------       -------           -------
NET ASSET VALUE, END OF PERIOD                                                     $   13.98         $   12.19
------------------------------------------------------------------------------       -------           -------
TOTAL RETURN (B)                                                                       14.68%            21.90%
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------
  Expenses                                                                              2.73%*            2.72%*
------------------------------------------------------------------------------
  Net investment operating loss                                                        (1.08%)*          (1.58%)*
------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                      0.75%*            3.38%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                            $11,895            $3,040
------------------------------------------------------------------------------
  Average commission rate paid (d)                                                   $0.0007           $0.0006
------------------------------------------------------------------------------
  Portfolio turnover                                                                     135%              174%
------------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from February 28, 1996 (date of initial public offering) to November 30, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

 (e) Per share information is based on average shares outstanding.

(See Notes which are an integral part of the Financial Statements)

Federated International Small Company Fund
Notes to Financial Statements
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

1. ORGANIZATION

World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of eight portfolios. The financial statements included herein are only those of Federated International Small Company Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares:
Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     However, federal taxes may be imposed on the Fund upon the disposition of certain investments in passive foreign investment companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.


Federated International Small Company Fund

--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange risk. The Fund may enter into foreign currency exchange contracts as purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or crosshedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked to market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchanged contract is offset into a closing transaction or by delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     At May 31, 1997, the Fund had outstanding foreign currency commitments as set forth below:

                                                                    IN                       UNREALIZED
                            SETTLEMENT        CONTRACTS TO       EXCHANGE     CONTRACTS     APPRECIATION
  CONTRACTS PURCHASED          DATE          DELIVER/RECEIVE        FOR       AT VALUE     (DEPRECIATION)
Australian Dollar             6/2/97                 694,545     $ 532,647    $ 529,016       $  (3,631)
------------------------
Spanish Peseta                6/2/97              19,658,997       136,996      135,992          (1,004)
------------------------
Hong Kong Dollar              6/2/97                 231,772        29,925       29,912             (13)
------------------------
Portuguese Escudo             6/9/97              16,275,000        95,483       94,075          (1,408)
------------------------
CONTRACTS SOLD
------------------------
French Franc                  6/2/97               1,410,390       244,859      244,240             619
------------------------
Indonesian Rupiah          6/3/97-6/4/97         232,203,499        95,049       95,459            (410)
------------------------
Norwegian Krone               6/2/97                  14,280         2,020        2,004              16
------------------------
Portuguese Escudo             6/9/97                 635,250         3,678        3,673               5
------------------------                                                                       --------
Net unrealized
depreciation on
foreign exchange
contracts                                                                                     $  (5,826)
------------------------                                                                       --------


Federated International Small Company Fund

--------------------------------------------------------------------------------

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at May 31, 1997 is as follows:

 SECURITY                                                           ACQUISITION DATES       ACQUISITION COST
Sydbank AS                                                                    3/18/1997           562,499
Zagrebacka Banka, GDR                                               7/23/1996-4/24/1997         1,011,113
Al--Ahram Beverages Co, GDR                                                   2/12/1997           155,000
Want Want Holdings                                                  4/10/1997-4/14/1997           489,683
China Merchants Hai Hong Holdings                                   4/24/1997-5/13/1997           378,021
Minefinders Corp. Ltd. special warrants                                       3/11/1997           256,110

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions


Federated International Small Company Fund

--------------------------------------------------------------------------------
     that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At May 31, 1997, par value shares ($0.001 per share) authorized were as follows:

                                                                                                     NUMBER OF
                                                                                                     PAR VALUE
                                                                                                   CAPITAL STOCK
CLASS NAME                                                                                          AUTHORIZED
Class A Shares                                                                                        135,000,000
------------------------------------------------------------------------------------------------
Class B Shares                                                                                        135,000,000
------------------------------------------------------------------------------------------------
Class C Shares                                                                                        135,000,000
------------------------------------------------------------------------------------------------  ----------------
     Total                                                                                            405,000,000
------------------------------------------------------------------------------------------------  ----------------

Transactions in capital stock were as follows:

                                                              SIX MONTHS ENDED               YEAR ENDED
                                                                MAY 31, 1997            NOVEMBER 30, 1996(A)
CLASS A SHARES                                              SHARES       AMOUNT        SHARES        AMOUNT
Shares sold                                                2,162,421  $  28,904,308   2,313,613  $   25,684,395
--------------------------------------------------------
Shares redeemed                                             (605,473)    (7,964,228)   (976,173)    (10,868,944)
--------------------------------------------------------  ----------  -------------  ----------  --------------
     Net change resulting from
     Class A share transactions                            1,556,948  $  20,940,080   1,337,440  $   14,815,451
--------------------------------------------------------  ----------  -------------  ----------  --------------

                                                              SIX MONTHS ENDED              YEAR ENDED
                                                                MAY 31, 1997           NOVEMBER 30, 1996(B)
CLASS B SHARES                                              SHARES       AMOUNT        SHARES       AMOUNT
Shares sold                                                2,962,223  $  39,255,295   1,398,394  $  16,261,633
--------------------------------------------------------
Shares redeemed                                             (130,025)    (1,726,207)    (27,522)      (323,940)
--------------------------------------------------------  ----------  -------------  ----------  -------------
     Net change resulting from
     Class B share transactions                            2,832,198  $  37,529,088   1,370,872  $  15,937,693
--------------------------------------------------------  ----------  -------------  ----------  -------------


Federated International Small Company Fund

--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED              YEAR ENDED
                                                                MAY 31, 1997           NOVEMBER 30, 1996(B)
CLASS C SHARES                                                SHARES       AMOUNT        SHARES       AMOUNT
Shares sold                                                  674,194  $   8,981,516     261,457  $   3,019,479
--------------------------------------------------------
Shares redeemed                                              (72,820)      (962,628)    (12,136)      (140,218)
--------------------------------------------------------  ----------  -------------  ----------  -------------
     Net change resulting from
     Class C share transactions                              601,374  $   8,018,888     249,321  $   2,879,261
--------------------------------------------------------  ----------  -------------  ----------  -------------
          Net change resulting from
          share transactions                               4,990,520  $  66,488,056   2,957,633  $  33,632,405
--------------------------------------------------------  ----------  -------------  ----------  -------------

 (a) For the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

(b) For the period from February 28, 1996 (date of initial public offering) to November 30, 1996.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Global Research Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC") the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B and Class C shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate Federated Securities Corp.

                                                                                                   PERCENTAGE OF
                                                                                                 AVERAGE DAILY NET
SHARE CLASS NAME                                                                                 ASSETS OF CLASS
Class A Shares                                                                                            0.25%
--------------------------------------------------------------------------------------------
Class B Shares                                                                                            0.75%
--------------------------------------------------------------------------------------------
Class C Shares                                                                                            0.75%
--------------------------------------------------------------------------------------------


Federated International Small Company Fund

--------------------------------------------------------------------------------

Class A Shares did not incur a Distribution services fee for the six months ended May 31, 1997, and has no present intention of paying or accruing the Distribution services fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services, ("FSS") the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $48,027 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the six months ended May 31, 1997, the Fund paid $5,870 pursuant to this agreement.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended May 31, 1997, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  151,225,229
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $   91,386,279
--------------------------------------------------------------------------------------------------  --------------

6. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.


Federated International Small Company Fund

--------------------------------------------------------------------------------

At May 31, 1997, the diversification of countries was as follows:

COUNTRY                                  % OF NET ASSETS
Argentina                                         2.3%
Australia                                         4.0%
Belgium                                           0.6%
Botswana                                          0.5%
Brazil                                            4.8%
Canada                                            0.8%
Chile                                             0.6%
China                                             0.4%
Croatia                                           1.2%
Denmark                                           1.6%
Egypt                                             0.7%
Finland                                           1.9%
France                                            3.3%
Federal Republic of Germany                       3.6%
Ghana                                             0.0%
Greece                                            6.5%
Hong Kong                                         6.0%
Hungary                                           0.3%
Indonesia                                         0.4%
Ireland                                           1.3%

COUNTRY                                  % OF NET ASSETS
Israel                                            2.9%
Italy                                             1.7%
Japan                                            16.2%
Malaysia                                          0.5%
Mauritius                                         0.9%
Mexico                                            1.9%
Netherlands                                       5.8%
Norway                                            3.8%
Peru                                              0.0%
Poland                                            0.5%
Portugal                                          2.9%
Singapore                                         2.6%
Slovak Republic                                   0.3%
South Africa                                      1.4%
Spain                                             4.5%
Sweden                                            2.3%
Switzerland                                       1.3%
United Kingdom                                    8.3%
Zimbabwe                                          0.2%

Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Richard B. Fisher
William J. Copeland                                       President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Richard B. Fisher                                         Edward C. Gonzales
Edward L. Flaherty, Jr.                                   Executive Vice President
Peter E. Madden                                           John W. McGonigle
Gregor F. Meyer                                           Executive Vice President, Treasurer, and Secretary
John E. Murray, Jr.                                       Karen M. Brownlee
Wesley W. Posvar                                          Assistant Secretary
Marjorie P. Smuts

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.





[LOGO] FEDERATED INVESTORS

            Federated Securities Corp., Distributor

            Cusip 981487838
            Cusip 981487820
            Cusip 981487812
            G01968-02 (7/97)

                                            [LOGO OF RECYCLED PAPER]






[LOGO]  FEDERATED INVESTORS

Federated
Latin American
Growth Fund


Semi-Annual Report
May 31, 1997


Established 1996

President's Message

Dear Shareholder:

Federated Latin American Growth Fund was established in February 1996, and I am pleased to present the first Semi-Annual Report to shareholders of the fund. This report highlights the fund during the six-month reporting period of December 1, 1996 through May 31, 1997.

The report begins with a commentary by the fund's portfolio manager, Alexandre de Bethmann, Vice President of Federal Global Research Corp., which covers international economic and market conditions and fund strategy. Following his commentary are a complete list of the fund's investments and the financial statements.

This Latin American stock fund brings to shareholders significant long-term opportunities from an extremely well-researched portfolio of approximately 60 stocks in 7 Latin American countries, whose median market capitalization is over $2 billion.*

The six-month reporting period was a truly outstanding one for the fund, as the Latin American market overall delivered a total return of more than 30%Nthe highest return of any region in the world. Thanks to price appreciation of the securities in the fund's portfolio, the fund's share classes all achieved a total return of more than 31%. Share class performance highlights are as follows:**

                                                           Capital
                   NAV      NAV     NAV      Income         Gains      Total Return
                 12/1/96  5/31/97  Change  Distribution  Distribution  Based on NAV
                 -------  -------  ------  ------------  ------------  ------------
Class A Shares    $11.56   $14.63   27%       $0.08         $0.41         31.95%
Class B Shares    $11.50   $14.53   26%       $0.05         $0.41         31.39%
Class C Shares    $11.48   $14.55   27%       $0.02         $0.41         31.54%

With such strong short-term performance, it is important to remember that the true measure of this fund's performance is in years rather than months. There will inevitably also be periods of unfriendly volatility.

* Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns based on offering price for Class A, B, and C Shares for the report period (12/1/96-5/31/97) were 24.72%, 25.69%, and 30.54%, respectively.
The 1-year total returns (5/31/96-5/31/97) based on offering price for Class A, B, and C Shares were 27.53%, 28.12%, and 32.98%, respectively. The annualized since inception total returns (2/28/96-5/31/97) based on offering price for Class A, B, and C Shares were 33.83%, 35.34%, and 38.87%, respectively.

Regardless of the investment climate, adding to your account on a regular basis and reinvesting your annual dividends in additional shares is a convenient way to "pay yourself first" and enjoy the benefit of compounding.+

We trust you are satisfied with your investment in Federated Latin American Growth Fund. We will continue to keep you up-to-date on the details of your investment on a regular basis.

Sincerely,

/s/ Richard B. Fisher

Richard B. Fisher
President
July 15, 1997

+ Systematic investing does not ensure a profit or protect against loss in declining markets.



Investment Review

[PHOTO APPEARS HERE]
Alexandre de Bethmann
Vice President
Federated Global
Research Corp.

Q What are your comments on the extraordinary performance of the Latin American market, which has been delivering the highest dollar return of any world region?

A Latin America, with a 35.5% return for the period, continued to provide investors with the highest dollar return. Latin America continued to outperform Europe, which was up 11.1%, and Asia, which was down 3.1%. The contributing factor to this performance was the acceleration and the economic growth of the region. On the other hand, the European economies have experienced flat growth, and Asia's growth has been revised downward.

Q In this extremely positive environment, how well did Federated Latin American Growth Fund perform compared to the emerging markets overall and the universe of Latin American growth funds?

A In the six-month reporting period, the fund delivered a total return based on net asset value of 31.95% for Class A Shares, 31.39% for Class B Shares, and 31.54%, for Class C Shares.* All share classes were competitive with the Morgan Stanley Capital International Latin-America Free Index's total return of 33.50%.** Emerging markets' six-month total returns centered around 15%, according to the Morgan Stanley Capital International Emerging Markets Free Index.**

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns based on offering price for Class A, B, and C Shares for the report period (12/1/96-5/31/97) were 24.72%, 25.69%, and 30.54%, respectively.
The 1-year total returns (5/31/96- 5/31/97) based on offering price for Class A, B, and C Shares were 27.53%, 28.12%, and 32.98%, respectively. The annualized since inception total returns (2/28/96-5/31/97) based on offering price for Class A, B, and C Shares were 33.83%, 35.34%, and 38.87%, respectively.

** Morgan Stanley Capital International Latin American-Free Index is a market value-weighted average of the performance of securities listed on the stock exchanges of 7 countries in the Latin American region. Morgan Stanley Capital International Emerging Markets Free Index is a market capitalization-weighted foreign securities index, which is used to measure the performance of emerging markets in Europe, Asia, Latin America, and the Middle East/Africa. These indices are unmanaged, and investments cannot be made in an index.


Q What were your strategies in terms of country weightings during the reporting period?

A Our country weights have been, and should continue to be, close to the index weights. There are only 7 countries in which we invest. Brazil and Mexico have a larger number of issues and larger corporations for investment selection, so that 60%-65% of the fund's assets were placed in these two countries. Their stocks provide some liquidity to the sellers. We believe that, at this time in the economic cycle, we can add a high level of value to shareholders through superior stock selection within all 7 countries.

Q   What countries were represented in the portfolio as of May 31, 1997?]

A The portfolio was diversified across the following countries:

    Country     % of Net Assets
    ---------   ---------------
    Brazil          44.7%
    Mexico          22.9%
    Argentina       11.1%
    Chile            8.8%
    Venezuela        2.5%
    Colombia         1.7%
    Peru             1.2%

Q What were the fund's top ten holdings?

A As of May 31, 1997, the top ten holdings were as follows:

Name                                     Country   % of Assets        Industry
-------------------------------------   ---------  -----------  --------------------------
Petroleo Brasileiro SA, Preference      Brazil        5.54%     Energy Sources
Telecomunicacoes Brasileiras SA         Brazil        5.36%     Telecommunications
Formento Economico Mexicano,            Mexico        2.82%     Beverages & SA de
  C.V., Class B                                                   Tobacco
Telecomunicacones Brasileras,           Brazil        2.77%     Telecommunications
  Preference
Telecomunicacoes de Sao Paulo SA,       Brazil        2.62%     Telecommunications
  Preference
Telefonica De Argentina ADR             Argentina     2.55%     Telecommunications
Telefonos de Mexico, Class L. ADR       Mexico        2.41%     Telecommunications
Grupo Carso SA de CV                    Mexico        2.28%     Multi-Industry
Companhia Energetica de Minas Gerais,   Brazil        2.22%     Utilities - Electric & Gas
  Preference
Companhia Energetica do                 Brazil        2.21%     Utilities - Electric & Gas
  Ceara-Coelce Preference Ser. A
Total % of portfolio assets                          30.78%

Q As we approach mid-year, do you foresee the Latin American bull market continuing?

A We continue to believe that Latin America, for the remainder of 1997, will be the best performing region in the world. The very positive macroeconomics data is expected to feed through to bottom-line corporate growth. Additionally, the impact of further positive news on the privatization in countries' utilities and telecommunication industries may occur. Progress to further local stock ownership may be accomplished due to increased participation of local pension funds. Latin American economies should enable their markets to continue to provide excellent investment opportunities.

Federated Latin American Growth Fund
Portfolio of Investments
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--60.2%
-----------------------------------------------------------------------------------------------
               BANKING--8.2%
               --------------------------------------------------------------------------------
        3,800  Banco BHIF, ADR                                                                   $      79,325
               --------------------------------------------------------------------------------
        5,290  Banco Frances del Rio de la Plata S.A., ADR                                             173,909
               --------------------------------------------------------------------------------
        3,100  Banco Ganadero SA, ADR                                                                  118,575
               --------------------------------------------------------------------------------
        2,600  Banco Ganadero SA, Class C, ADR                                                          79,300
               --------------------------------------------------------------------------------
        3,300  Banco Industrial Colombiano, ADR                                                         58,163
               --------------------------------------------------------------------------------
       10,500  Banco Santander, Class A, ADR                                                           171,938
               --------------------------------------------------------------------------------
        4,700  Banco de A. Edwards, ADR                                                                 98,113
               --------------------------------------------------------------------------------
      138,000  (a)Grupo Financiero Banamex Accivel, Class B                                            298,718
               --------------------------------------------------------------------------------
      815,000  (a)Grupo Financiero Bancomer, S.A. de C.V., Class B                                     306,050
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 1,384,091
               --------------------------------------------------------------------------------  -------------
               BEVERAGE & TOBACCO--6.0%
               --------------------------------------------------------------------------------
        6,600  Compania Cervecerias Unidas SA, ADR                                                     156,750
               --------------------------------------------------------------------------------
       90,000  Fomento Economico Mexicano, SA de C.V., Class B                                         477,936
               --------------------------------------------------------------------------------
        8,800  Pan American Beverage, Class A                                                          255,200
               --------------------------------------------------------------------------------
       11,500  Quilmes Industrial SA, ADR                                                              133,688
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 1,023,574
               --------------------------------------------------------------------------------  -------------
               BROADCASTING & PUBLISHING--1.1%
               --------------------------------------------------------------------------------
       18,000  (a)TV Filme, Inc.                                                                       182,250
               --------------------------------------------------------------------------------  -------------
               CONSTRUCTION & HOUSING--1.2%
               --------------------------------------------------------------------------------
       14,000  Empresas ICA Sociedad Controladora S.A., ADR                                            203,000
               --------------------------------------------------------------------------------  -------------
               ENERGY EQUIPMENT & SERVICES--1.6%
               --------------------------------------------------------------------------------
       10,100  (b)Chilectra S.A., ADR                                                                  273,096
               --------------------------------------------------------------------------------  -------------
               FINANCIAL SERVICES--0.5%
               --------------------------------------------------------------------------------
        3,524  Credicorp Ltd.                                                                           79,731
               --------------------------------------------------------------------------------  -------------


Federated Latin American Growth Fund

--------------------------------------------------------------------------------

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               FOOD & HOUSEHOLD PRODUCTS--0.9%
               --------------------------------------------------------------------------------
        8,000  (a)Supermercados Unimarc SA, ADR                                                  $     151,000
               --------------------------------------------------------------------------------  -------------
               MERCHANDISING--2.4%
               --------------------------------------------------------------------------------
        3,952  Cadenalco-Gran Cad, ADR                                                                  41,496
               --------------------------------------------------------------------------------
       23,483  Cifra SA de CV, Class A                                                                  40,143
               --------------------------------------------------------------------------------
      192,000  Cifra SA de CV, Class B                                                                 329,184
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   410,823
               --------------------------------------------------------------------------------  -------------
               METALS--NON FERROUS--0.7%
               --------------------------------------------------------------------------------
        1,900  Sociedad Quimica Y Minera De Chile, ADR                                                 123,500
               --------------------------------------------------------------------------------  -------------
               METALS--STEEL--5.5%
               --------------------------------------------------------------------------------
      109,000  (a)Acindar Industria Argentina de Aceros SA                                             257,914
               --------------------------------------------------------------------------------
      113,000  Siderca S.A., Class A                                                                   271,336
               --------------------------------------------------------------------------------
       20,100  (a)Tubos de Acero de Mexico SA, ADR                                                     351,750
               --------------------------------------------------------------------------------
       10,000  (a)(b)Venprecar, ADR                                                                     43,750
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   924,750
               --------------------------------------------------------------------------------  -------------
               MINING--0.0%
               --------------------------------------------------------------------------------
        5,800  (a)Companhia Vale Do Rio Doce, Class B                                                        0
               --------------------------------------------------------------------------------  -------------
               MISCELLANEOUS MATERIALS & COMMODITIES--1.8%
               --------------------------------------------------------------------------------
      103,000  Vitro SA                                                                                298,230
               --------------------------------------------------------------------------------  -------------
               MULTI-INDUSTRY--5.5%
               --------------------------------------------------------------------------------
       62,000  Alfa, S.A. de C.V., Class A                                                             366,873
               --------------------------------------------------------------------------------
       22,304  Compania Naviera Perez Companc SA, Class B                                              170,711
               --------------------------------------------------------------------------------
       68,000  Grupo Carso SA de CV                                                                    386,041
               --------------------------------------------------------------------------------  -------------
               Total                                                                                   923,625
               --------------------------------------------------------------------------------  -------------
               REAL ESTATE--0.9%
               --------------------------------------------------------------------------------
        3,700  IRSA Inversiones y Representaciones S.A., GDR                                           144,763
               --------------------------------------------------------------------------------  -------------
               TELECOMMUNICATIONS--15.0%
               --------------------------------------------------------------------------------
        2,600  CPT Telefonica del Peru S.A., Class B, ADR                                        $      65,975
               --------------------------------------------------------------------------------


Federated Latin American Growth Fund

--------------------------------------------------------------------------------

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               TELECOMMUNICATIONS--CONTINUED
               --------------------------------------------------------------------------------
        3,000  (a)Compania Anonima Nacional Telefonos de Venezuela, Class D, ADR                       111,375
               --------------------------------------------------------------------------------
        5,100  Compania Telecomunicacion Chile, ADR                                                    174,675
               --------------------------------------------------------------------------------
        9,000  (a)Grup Iusacell S.A., ADR                                                              148,500
               --------------------------------------------------------------------------------
        5,500  Telecom Argentina S.A., ADR                                                             293,563
               --------------------------------------------------------------------------------
    6,964,000  Telecomunicacoes Brasileiras SA                                                         907,434
               --------------------------------------------------------------------------------
       56,433  Telecomunicacoes de Sao Paulo SA, Rights                                                  1,898
               --------------------------------------------------------------------------------
       11,900  Telefonica de Argentina S.A., ADR                                                       431,375
               --------------------------------------------------------------------------------
        9,200  Telefonos de Mexico, Class L, ADR                                                       408,250
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 2,543,045
               --------------------------------------------------------------------------------  -------------
               UNASSIGNED--1.8%
               --------------------------------------------------------------------------------
        9,000  (a)Unibanco Uniao de Bancos Brasileiros SA, ADR                                         310,500
               --------------------------------------------------------------------------------  -------------
               UTILITIES--ELECTRICAL & GAS--6.8%
               --------------------------------------------------------------------------------
    4,000,000  Companhia de Electricidade do Estado da Bahia                                           336,291
               --------------------------------------------------------------------------------
      226,720  Electricid Caracas                                                                      257,633
               --------------------------------------------------------------------------------
        7,800  Enersis S.A., ADR                                                                       271,050
               --------------------------------------------------------------------------------
      890,000  Light Participacoes SA                                                                  292,632
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 1,157,606
               --------------------------------------------------------------------------------  -------------
               WHOLESALE & INTERNATIONAL TRADE--0.3%
               --------------------------------------------------------------------------------
       41,701  Enrique Ferreyros S.A.                                                                   49,281
               --------------------------------------------------------------------------------  -------------
               TOTAL COMMON STOCKS (IDENTIFIED COST $8,431,453)                                     10,182,865
               --------------------------------------------------------------------------------  -------------
PREFERRED STOCKS--32.6%
-----------------------------------------------------------------------------------------------
               AUTOMOBILE--1.9%
               --------------------------------------------------------------------------------
       32,000  (a)COFAP-Cia Fabricadora de Pecas, Preference                                           328,818
               --------------------------------------------------------------------------------  -------------
               BANKING--1.8%
               --------------------------------------------------------------------------------
      594,000  Banco Itau SA, Preference                                                               305,184
               --------------------------------------------------------------------------------  -------------


Federated Latin American Growth Fund

--------------------------------------------------------------------------------

                                                                                                   VALUE IN
                                                                                                     U.S.
   SHARES                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
PREFERRED STOCKS--CONTINUED
-----------------------------------------------------------------------------------------------
               CHEMICALS--1.1%
               --------------------------------------------------------------------------------
   51,000,000  Trikem SA, Preference                                                             $     185,325
               --------------------------------------------------------------------------------  -------------
               ENERGY SOURCES--5.5%
               --------------------------------------------------------------------------------
    3,920,000  Petroleo Brasileiro SA, Preference                                                      937,431
               --------------------------------------------------------------------------------  -------------
               FOREST PRODUCTS & PAPER--1.6%
               --------------------------------------------------------------------------------
    9,900,000  Votorantim Celulose e Papel SA, Preference                                              269,117
               --------------------------------------------------------------------------------  -------------
               MINING--1.8%
               --------------------------------------------------------------------------------
       13,800  Companhia Vale Do Rio Doce, Preference                                                  304,876
               --------------------------------------------------------------------------------  -------------
               TELECOMMUNICATIONS--8.2%
               --------------------------------------------------------------------------------
      263,100  (a)Cia Riograndense De Telecomunicacoes, Pfd.                                           356,617
               --------------------------------------------------------------------------------
    2,100,000  Ericsson Telecomunicacoes SA                                                            117,702
               --------------------------------------------------------------------------------
    3,400,000  Telecomunicacoes Brasileiras SA, Preference                                             469,108
               --------------------------------------------------------------------------------
    1,295,000  Telecomunicacoes de Sao Paulo SA, Preference                                            443,965
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 1,387,392
               --------------------------------------------------------------------------------  -------------
               UTILITIES--ELECTRICAL & GAS--10.7%
               --------------------------------------------------------------------------------
   18,000,000  Centrais Electric, Preference                                                           221,952
               --------------------------------------------------------------------------------
      720,000  Centrais Eletricas Brasileiras SA, Preference, Series B                                 354,450
               --------------------------------------------------------------------------------
  114,200,000  Cia Forca e Luz Cataguazes-Leopoldina, Preference                                       198,423
               --------------------------------------------------------------------------------
    8,225,000  (a)Companhia Energetica de Minas Gerais, Preference                                     376,483
               --------------------------------------------------------------------------------
   83,387,000  (a)Companhia Energetica do Ceara-Coelce, Preference, Series A                           373,898
               --------------------------------------------------------------------------------
    1,200,000  Eletropaulo-Electricidade de Sao Paulo SA, Preference, Class B                          285,847
               --------------------------------------------------------------------------------  -------------
               Total                                                                                 1,811,053
               --------------------------------------------------------------------------------  -------------
               TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,567,764)                                   5,529,196
               --------------------------------------------------------------------------------  -------------


Federated Latin American Growth Fund

--------------------------------------------------------------------------------

                                                                                                   VALUE IN
  PRINCIPAL                                                                                          U.S.
   AMOUNT                                                                                           DOLLARS
-------------  --------------------------------------------------------------------------------  -------------
(C) REPURCHASE AGREEMENT--4.9%
-----------------------------------------------------------------------------------------------
$     825,000  BT Securities Corporation, 5.56%, dated 5/30/1997, due 6/2/1997
               (AT AMORTIZED COST)                                                               $     825,000
               --------------------------------------------------------------------------------  -------------
               TOTAL INVESTMENTS (IDENTIFIED COST $13,824,217)(D)                                $  16,537,061
               --------------------------------------------------------------------------------  -------------

(a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1997, these securities amounted to $316,896 which represents 1.9% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $13,824,217. The net unrealized appreciation of investments on a federal tax basis amounts to $2,712,844 which is comprised of $2,884,016 appreciation and $171,172 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($16,924,315) at May 31, 1997.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
GDR--Global Depositary Receipt

(See Notes which are an integral part of the Financial Statements)



Federated Latin American Growth Fund
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

ASSETS:
------------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $13,824,217)                         $16,537,061
------------------------------------------------------------------------------------------------------
Cash                                                                                                         5,454
------------------------------------------------------------------------------------------------------
Income receivable                                                                                           83,138
------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                                612
------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 455,243
------------------------------------------------------------------------------------------------------  ----------
    Total assets                                                                                        17,081,508
------------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------
Payable for investments purchased                                                            $ 117,187
-------------------------------------------------------------------------------------------
Payable for shares redeemed                                                                     26,881
-------------------------------------------------------------------------------------------
Payable for taxes withheld                                                                         329
-------------------------------------------------------------------------------------------
Accrued expenses                                                                                12,796
-------------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                      157,193
------------------------------------------------------------------------------------------------------  ----------
NET ASSETS for 1,159,487 shares outstanding                                                             $16,924,315
------------------------------------------------------------------------------------------------------  ----------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid in capital                                                                                         $13,770,061
------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities in foreign
currency                                                                                                 2,712,218
------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                             371,037
------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                         70,999
------------------------------------------------------------------------------------------------------  ----------
    Total Net Assets                                                                                    $16,924,315
------------------------------------------------------------------------------------------------------  ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------------------------------
CLASS A SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($10,744,287 / 734,282 shares outstanding)                                        $14.63
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share (100/94.50 of $14.63)*                                                             $15.48
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share                                                                               $14.63
------------------------------------------------------------------------------------------------------  ----------
CLASS B SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($4,985,749 / 343,119 shares outstanding)                                         $14.53
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share                                                                                    $14.53
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share (94.50/100 of $14.53)**                                                       $13.73
------------------------------------------------------------------------------------------------------  ----------
CLASS C SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($1,194,279 / 82,086 shares outstanding)                                          $14.55
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share                                                                                    $14.55
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share (99.00/100 of $14.55)**                                                       $14.40
------------------------------------------------------------------------------------------------------  ----------

 * See "What Shares Cost" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated Latin American Growth Fund
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended May 31, 1997 (unaudited)

INVESTMENT INCOME:
------------------------------------------------------------------------------------------------------
Dividends (net of foreign taxes withheld of $7,270)                                                     $ 160,096
------------------------------------------------------------------------------------------------------
Interest                                                                                                   17,451
------------------------------------------------------------------------------------------------------  ---------
    Total income                                                                                          177,547
------------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------
Investment advisory fee                                                                      $  63,225
-------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                       92,247
-------------------------------------------------------------------------------------------
Custodian fees                                                                                  21,775
-------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                        37,464
-------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                        4,311
-------------------------------------------------------------------------------------------
Auditing fees                                                                                    8,841
-------------------------------------------------------------------------------------------
Legal fees                                                                                       5,955
-------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                       42,486
-------------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                        9,792
-------------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                        2,172
-------------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                         8,657
-------------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                         3,264
-------------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                           724
-------------------------------------------------------------------------------------------
Share registration costs                                                                        12,296
-------------------------------------------------------------------------------------------
Printing and postage                                                                            10,361
-------------------------------------------------------------------------------------------
Insurance premiums                                                                               1,808
-------------------------------------------------------------------------------------------
Taxes                                                                                              224
-------------------------------------------------------------------------------------------
Miscellaneous                                                                                    5,804
-------------------------------------------------------------------------------------------  ---------
    Total expenses                                                                             331,406
-------------------------------------------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------------------------------
  Waiver of investment advisory fee                                               $ (63,225)
--------------------------------------------------------------------------------
  Reimbursement of other operating expenses                                        (156,573)
--------------------------------------------------------------------------------  ---------
    Total waivers and reimbursements                                                          (219,798)
-------------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                      111,608
------------------------------------------------------------------------------------------------------  ---------
            Net investment income                                                                          65,939
------------------------------------------------------------------------------------------------------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                                        371,046
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments and translation of assets and
liabilities in foreign currency                                                                         2,202,351
------------------------------------------------------------------------------------------------------  ---------
    Net realized and unrealized gain on investments and foreign currency                                2,573,397
------------------------------------------------------------------------------------------------------  ---------
        Change in net assets resulting from operations                                                  $2,639,336
------------------------------------------------------------------------------------------------------  ---------

(See Notes which are an integral part of the Financial Statements)


Federated Latin American Growth Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               SIX MONTHS ENDED     PERIOD ENDED
                                                                                 (UNAUDITED)        NOVEMBER 30,
                                                                                 MAY 31, 1997           1996*
INCREASE (DECREASE) IN NET ASSETS:
---------------------------------------------------------------------------
OPERATIONS--
---------------------------------------------------------------------------
Net investment income                                                            $     65,939       $      51,143
---------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions ($371,046 and
$212,053 net gains, respectively, as computed for federal tax
purposes)                                                                             371,046             202,797
---------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments and
translation of assets and liabilities in foreign currency                           2,202,351             509,867
---------------------------------------------------------------------------  --------------------  ---------------
    Change in net assets resulting from operations                                  2,639,336             763,807
---------------------------------------------------------------------------  --------------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
---------------------------------------------------------------------------
Distributions from net investment income
---------------------------------------------------------------------------
  Class A Shares                                                                      (30,515)           --
---------------------------------------------------------------------------
  Class B Shares                                                                       (5,869)           --
---------------------------------------------------------------------------
  Class C Shares                                                                         (443)           --
---------------------------------------------------------------------------
Distributions from net realized gains on investments
and foreign currency transactions
---------------------------------------------------------------------------
  Class A Shares                                                                     (154,460)           --
---------------------------------------------------------------------------
  Class B Shares                                                                      (50,158)           --
---------------------------------------------------------------------------
  Class C Shares                                                                       (7,444)           --
---------------------------------------------------------------------------  --------------------  ---------------
    Change in net assets resulting from distributions to shareholders                (248,889)           --
---------------------------------------------------------------------------  --------------------  ---------------
SHARE TRANSACTIONS--
---------------------------------------------------------------------------
Proceeds from sale of shares                                                       11,471,217          13,501,459
---------------------------------------------------------------------------
Net asset value of shares issued to shareholders
in payment of distributions declared                                                  159,519            --
---------------------------------------------------------------------------
Cost of shares redeemed                                                            (3,547,976)         (7,814,158)
---------------------------------------------------------------------------  --------------------  ---------------
    Change in net assets resulting from share transactions                          8,082,760           5,687,301
---------------------------------------------------------------------------  --------------------  ---------------
         Change in net assets                                                      10,473,207           6,451,108
---------------------------------------------------------------------------
NET ASSETS:
---------------------------------------------------------------------------
Beginning of period                                                                 6,451,108            --
---------------------------------------------------------------------------  --------------------  ---------------
End of period (including undistributed net investment
income of $70,999 and $41,887, respectively)                                     $ 16,924,315       $   6,451,108
---------------------------------------------------------------------------  --------------------  ---------------

*For the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

(See Notes which are an integral part of the Financial Statements)


Federated Latin American Growth Fund
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                  (UNAUDITED)      PERIOD ENDED
                                                                                    MAY 31,        NOVEMBER 30,
                                                                                     1997             1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                               $   11.56         $   10.00
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------
  Net investment income                                                                 0.06              0.12
------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                                                  3.50              1.44
------------------------------------------------------------------------------       -------           -------
  Total from investment operations                                                      3.56              1.56
------------------------------------------------------------------------------       -------           -------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------
  Distributions from net investment income                                             (0.08)           --
------------------------------------------------------------------------------
  Distributions from net realized gain on investments
  and foreign currency transactions                                                    (0.41)           --
------------------------------------------------------------------------------       -------           -------
  Total distributions                                                                  (0.49)           --
------------------------------------------------------------------------------       -------           -------
NET ASSET VALUE, END OF PERIOD                                                     $   14.63         $   11.56
------------------------------------------------------------------------------       -------           -------
TOTAL RETURN (B)                                                                       31.95%            15.60%
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------
  Expenses                                                                              1.97%*            1.97%*
------------------------------------------------------------------------------
  Net investment income                                                                 1.48%*            1.49%*
------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                      4.42%*            6.96%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                            $10,744            $4,836
------------------------------------------------------------------------------
  Average commission rate paid (d)                                                   $0.0022           $0.0001
------------------------------------------------------------------------------
  Portfolio turnover                                                                      40%               38%
------------------------------------------------------------------------------

 * Computed on an annualized basis.

(a) Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


Federated Latin American Growth Fund
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                  (UNAUDITED)      PERIOD ENDED
                                                                                    MAY 31,        NOVEMBER 30,
                                                                                     1997             1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                               $   11.50        $     10.00
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------
  Net investment income/(operating loss)                                                0.10              (0.05)
------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                                                  3.39               1.55
------------------------------------------------------------------------------       -------     -----------------
  Total from investment operations                                                      3.49               1.50
------------------------------------------------------------------------------       -------     -----------------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------
  Distributions from net investment income                                             (0.05)           --
------------------------------------------------------------------------------
  Distributions from net realized gain on investments
  and foreign currency transactions                                                    (0.41)           --
------------------------------------------------------------------------------       -------     -----------------
  Total distributions                                                                  (0.46)           --
------------------------------------------------------------------------------       -------     -----------------
NET ASSET VALUE, END OF PERIOD                                                     $   14.53        $     11.50
------------------------------------------------------------------------------       -------     -----------------
TOTAL RETURN (B)                                                                       31.39%             15.00%
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------
  Expenses                                                                              2.73%*             2.72%*
------------------------------------------------------------------------------
  Net investment income                                                                 0.86%*            (1.20%)*
------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                      4.25%*             6.96%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                             $4,986             $1,355
------------------------------------------------------------------------------
  Average commission rate paid (d)                                                   $0.0022     $       0.0001
------------------------------------------------------------------------------
  Portfolio turnover                                                                      40%                38%
------------------------------------------------------------------------------

 * Computed on an annualized basis.

(a) Reflects operations for the period from February 28, 1996 (date of initial public offering) to November 30, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


Federated Latin American Growth Fund
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                  SIX MONTHS
                                                                                     ENDED
                                                                                  (UNAUDITED)      PERIOD ENDED
                                                                                    MAY 31,        NOVEMBER 30,
                                                                                     1997             1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                               $   11.48         $   10.00
------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------
  Net investment income/(operating loss)                                                0.12             (0.08)
------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                                                  3.38              1.56
------------------------------------------------------------------------------       -------           -------
  Total from investment operations                                                      3.50              1.48
------------------------------------------------------------------------------       -------           -------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------
  Distributions from net investment income                                             (0.02)           --
------------------------------------------------------------------------------
  Distributions from net realized gain on investments
  and foreign currency transactions                                                    (0.41)           --
------------------------------------------------------------------------------       -------           -------
  Total distributions                                                                  (0.43)           --
------------------------------------------------------------------------------       -------           -------
NET ASSET VALUE, END OF PERIOD                                                     $   14.55         $   11.48
------------------------------------------------------------------------------       -------           -------
TOTAL RETURN (B)                                                                       31.54%            14.80%
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------
  Expenses                                                                              2.73%*            2.72%*
------------------------------------------------------------------------------
  Net investment income                                                                 1.21%*           (1.30%)*
------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                      3.91%*            6.96%*
------------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                             $1,194              $260
------------------------------------------------------------------------------
  Average commission rate paid (d)                                                   $0.0022           $0.0001
------------------------------------------------------------------------------
  Portfolio turnover                                                                      40%               38%
------------------------------------------------------------------------------

 * Computed on an annualized basis.

(a) Reflects operations for the period from February 28, 1996 (date of initial public offering) to November 30, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

(See Notes which are an integral part of the Financial Statements)


Federated Latin American Growth Fund
Notes to Financial Statements
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

(1) ORGANIZATION

World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of eight portfolios. The financial statements included herein are only those of Federated Latin American Growth Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.


Federated Latin American Growth Fund

--------------------------------------------------------------------------------

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     However, federal taxes may be imposed on the Fund upon the disposition of certain investments in Passive Foreign Investment Companies. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange risk. The Fund may enter into foreign currency exchange contracts as purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or crosshedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked to market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchanged contract is offset into a closing transaction or by delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At May 31, 1997, the Fund had no outstanding Foreign Exchange Contracts.

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the


Federated Latin American Growth Fund

--------------------------------------------------------------------------------
     fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at May 31, 1997 is as follows:

SECURITY                                                           ACQUISITION DATE       ACQUISITION COST
Chilectra S.A., ADR                                                       5/8/97             $  139,300
Venprecar, ADR                                                           2/28/96             $   39,050

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.


Federated Latin American Growth Fund

--------------------------------------------------------------------------------

(3) CAPITAL STOCK

At May 31, 1997, par value shares ($0.001 per share) authorized were as follows:

                                                                                                 NUMBER OF PAR
                                                                                                 VALUE CAPITAL
                                        CLASS NAME                                             STOCK AUTHORIZED
Class A                                                                                             135,000,000
-------------------------------------------------------------------------------------------
Class B                                                                                             135,000,000
-------------------------------------------------------------------------------------------
Class C                                                                                             135,000,000
-------------------------------------------------------------------------------------------  ---------------------
     Total                                                                                          405,000,000
-------------------------------------------------------------------------------------------  ---------------------

Transactions in capital stock were as follows:

                                                                SIX MONTHS ENDED            PERIOD ENDED
                                                                  MAY 31, 1997          NOVEMBER 30, 1996(A)
                      CLASS A SHARES                         SHARES       AMOUNT        SHARES       AMOUNT
Shares sold                                                   518,500  $   6,914,397   1,109,989  $  11,836,843
----------------------------------------------------------
Shares issued to shareholders in payment
of distributions declared                                       9,396        107,956      --           --
----------------------------------------------------------
Shares redeemed                                              (211,805)    (2,726,678)   (691,798)    (7,761,894)
----------------------------------------------------------  ---------  -------------  ----------  -------------
     Net change resulting from
     Class A Share transactions                               316,091  $   4,295,675     418,191  $   4,074,949
----------------------------------------------------------  ---------  -------------  ----------  -------------

                                                                  SIX MONTHS ENDED           PERIOD ENDED
                                                                    MAY 31, 1997         NOVEMBER 30, 1996(B)
                       CLASS B SHARES                           SHARES       AMOUNT      SHARES       AMOUNT
Shares sold                                                      254,099  $  3,384,649    117,901  $  1,357,302
-------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                  3,855        44,100     --           --
-------------------------------------------------------------
Shares redeemed                                                  (32,726)     (433,452)       (10)         (119)
-------------------------------------------------------------  ---------  ------------  ---------  ------------
     Net change resulting from
     Class B Share transactions                                  225,228  $  2,995,297    117,891  $  1,357,183
-------------------------------------------------------------  ---------  ------------  ---------  ------------


Federated Latin American Growth Fund

--------------------------------------------------------------------------------

                                                                  SIX MONTHS ENDED           PERIOD ENDED
                                                                    MAY 31, 1997         NOVEMBER 30, 1996(B)
                       CLASS C SHARES                           SHARES       AMOUNT      SHARES       AMOUNT
Shares sold                                                       87,974  $  1,172,171     27,051  $    307,314
-------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                    652         7,463     --           --
-------------------------------------------------------------
Shares redeemed                                                  (29,163)     (387,846)    (4,428)      (52,145)
-------------------------------------------------------------  ---------  ------------  ---------  ------------
     Net change resulting from
     Class C Share transactions                                   59,463  $    791,788     22,623  $    255,169
-------------------------------------------------------------  ---------  ------------  ---------  ------------
          Net change resulting from
          share transactions                                     600,782  $  8,082,760    558,705  $  5,687,301
-------------------------------------------------------------  ---------  ------------  ---------  ------------

(a) For the period from February 28, 1996 (date of intial public investment) to November 30, 1996.

(b) For the period from February 28, 1996 (date of intial public offering) to November 30, 1996.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Global Research Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares, and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan for Class A Shares.


Federated Latin American Growth Fund

--------------------------------------------------------------------------------

                                                                                                  PERCENT OF
                                                                                               AVERAGE DAILY NET
SHARE CLASS NAME                                                                                ASSETS OF CLASS
Class A Shares                                                                                         0.25%
------------------------------------------------------------------------------------------
Class B Shares                                                                                         0.75%
------------------------------------------------------------------------------------------
Class C Shares                                                                                         0.75%
------------------------------------------------------------------------------------------

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational and/or start-up administrative service expenses of $53,789 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational and/or start-up administrative expenses during the five year period following effective date. For the period ended May 31, 1997, the Fund paid $6,873 pursuant to this agreement.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:

---------------------------------------------------------------------------------------------------
PURCHASES                                                                                            $  10,973,831
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $   3,875,141
---------------------------------------------------------------------------------------------------  -------------

(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or


Federated Latin American Growth Fund

--------------------------------------------------------------------------------
region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1997, the diversification of countries was as follows:

COUNTRY                                                                                          % OF NET ASSETS
Argentina                                                                                                 11.1%
---------------------------------------------------------------------------------------------
Brazil                                                                                                    44.7%
---------------------------------------------------------------------------------------------
Chile                                                                                                      8.8%
---------------------------------------------------------------------------------------------
Colombia                                                                                                   1.7%
---------------------------------------------------------------------------------------------
Mexico                                                                                                    22.9%
---------------------------------------------------------------------------------------------
Peru                                                                                                       1.2%
---------------------------------------------------------------------------------------------
Venezuela                                                                                                  2.5%
---------------------------------------------------------------------------------------------


Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Richard B. Fisher
William J. Copeland                                       President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Richard B. Fisher                                         Edward C. Gonzales
Edward L. Flaherty, Jr.                                   Executive Vice President
Peter E. Madden                                           John W. McGonigle
Gregor F. Meyer                                           Executive Vice President, Treasurer, and Secretary
John E. Murray, Jr.                                       Karen M. Brownlee
Wesley W. Posvar                                          Assistant Secretary
Marjorie P. Smuts

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[LOGO] FEDERATED INVESTORS

Federated Securities Corp., Distributor

       Cusip 981487796
       Cusip 981487788
       Cusip 981487770
       G01940-02 (7/97)      [LOGO OF RECYCLED PAPER]




[LOGO] FEDERATED INVESTORS

Federated
International High
Income Fund

Semi-Annual Report
May 31, 1997

Established 1996



President's Message

Dear Fellow Shareholder:

I am pleased to present the first Semi-Annual Report to shareholders of Federated International High Income Fund. This report contains information about the fund from December 1, 1996 through May 31, 1997.

This report begins with a discussion with the fund's co-portfolio managers, Robert Kowit, Vice President, Federated Global Research Corp. and Michael Casey, Ph.D., Assistant Vice President, Federated Global Research Corp. Their discussion covers international economic and market conditions and fund strategy. Following their commentary are a complete list of the fund's international bond investments and the financial statements.

The fund offers shareholders significant income opportunities from a select portfolio of carefully-researched international bonds issued by companies and governments outside the U.S.* At the end of the reporting period, the fund's $29 million in assets were invested in 33 government bonds and 38 international corporate issues across 30 countries. While the fund experienced a minimal decrease in share price, its portfolio paid a strong level of income. Share class performance highlights are as follows:**

                                                                      Total
                                                                     Return
                   NAV      NAV      NAV               Income Based on
                 12/1/96   5/31/97  % ChangeDistributions      NAV
               -------     -------  ----------       ------------      ----------
Class A Shares    $10.12   $10.03    -0.9%              $0.52             4.34%
Class B Shares    $10.12   $10.03    -0.9%             $0.48     3.96%
Class C Shares    $10.12   $10.03    -0.9%             $0.48     3.96%


If you are not already doing so, I invite you to join many shareholders who reinvest their dividends and add to their accounts on a systematic basis to compound their shares and own more shares for future income.+

Thank you for your investment in Federated International High Income Fund and for the confidence you have shown by investing a portion of your wealth with us.

Sincerely,



Richard B. Fisher
President
July 15, 1997

 * Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards. Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, and C Shares were (0.38%), (1.69%), and 2.93%, respectively.

+ Systematic investing does not ensure a profit or protect against loss in declining markets.

Investment Review


[PHOTO]

Robert Kowit
Vice President
Federated Global
Research Corp.

[PHOTO]

Mike Casey
Assistant Vice President
Federated Global
Research Corp.

What are your comments on the developed and emerging bond markets during the reporting period?

So far, 1997 has been a poor year for developed markets and a good year for emerging markets. Developed markets as defined by the J.P. Morgan Non-Dollar Bond Index* were down 4.49% to the end of May 1997. Although the individual bond markets did well, their performance was erased by the dollar which appreciated between 5-10% against most currencies over the period.

Emerging markets did quite well. As defined by the J.P. Morgan Emerging Market Bond Index,* the market improved by 7.79% to the end of May 1997. As high yield spreads compressed in the U.S. markets, yield-oriented investors continued to "cross over" into emerging market debt and helped fuel the performance.

In this environment, how did Federated International High Income Fund perform for shareholders over the six-month reporting period ended May 31, 1997?

The fund's returns were: Class A Shares, 4.34%; Class B Shares, 3.96%; and Class C Shares, 3.96% based on net asset value.** These returns considerably outperformed the developed markets but underperformed the emerging markets. The fund also outperformed the 1.63% return of the U.S. bond market, as measured by the J.P. Morgan U.S. Bond Index.*

It is important to note that the fund is not an emerging market bond fund, but an income fund that derives any excess return from emerging market bonds. We usually keep a portfolio allocation of about 30% developed markets and 70% emerging markets to take advantage of the low correlation between the two asset classes.

 * The J.P. Morgan Non-Dollar Bond Index is a total return, trade-weighted index of over 360 government and high-grade bonds in 12 developed countries. The J.P. Morgan Emerging Market Bond Index is an unmanaged index that tracks the total returns of external currency denominated debt instruments of 14 emerging markets countries. The J.P. Morgan U.S. Bond Index is a local currency total return index based on the gross price of bonds in the index. These indices are unmanaged, and investments cannot be made in an index.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B, and C Shares were (0.38%), (1.69%), and 2.93%, respectively.

The fund underperformed the emerging market index for the period because approximately 60% of the index is made up of Brady Bonds. These bonds generally feature long duration, high volatility, and current yields that are 300-400 basis points lower than those available in the Eurobond and local currency markets.

Income is a primary consideration for shareholders. What level of income did the fund provide during the reporting period?

While the fund's total return was impacted by a slight decrease in net asset value, the fund paid a healthy income stream totaling $0.52 per share for Class A Shares, $0.48 for Class B Shares, and $0.48 per share for Class C Shares.

What were the top five government and corporate holdings as of May 31, 1997?

The fund's top 5 international government holdings were:


         Country         % of Portfolio
         --------------    --------------
         1. Russia              4.19
         2. Greece              3.68
         3. South Africa        3.16
         4. Pakistan            2.89
         5. Romania             2.70


The fund's top 5 international corporate holdings were:


Name                                         Country          % of Portfolio
---------------------------------------        ---------      --------------
1.  Bancomext Trust                            Mexico     2.14
2.  Bridas Corp.                      Argentina           2.12
3.  Commercial Union PLC               U.K.      2.03
4.  Philippine Long Distance Telephone Co.  Philippines            1.97
5.  Altos Hornos                      Mexico     1.86






Federated International High Income Fund
Portfolio of Investments
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

    FOREIGN
   CURRENCY                                                                                           VALUE IN
      PAR                                                                                               U.S.
    AMOUNT                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
COMMERCIAL PAPER--3.8%
--------------------------------------------------------------------------------------------------
                 PAPER PRODUCTS--2.8%
                 ---------------------------------------------------------------------------------
  1,000,000,000  A.P.P. International Finance Company, 13.80% accrual, 7/23/1997                    $     403,203
                 ---------------------------------------------------------------------------------
  1,000,000,000  APP International, 14.68% accrual, 9/17/1997                                             392,929
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    796,132
                 ---------------------------------------------------------------------------------  -------------
                 UTILITIES--1.0%
                 ---------------------------------------------------------------------------------
      1,500,000  Eskom CP 01/19/1998                                                                      303,962
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL COMMERCIAL PAPER (IDENTIFIED COST $1,119,361)                                    1,100,094
                 ---------------------------------------------------------------------------------  -------------
CORPORATE BONDS--50.5%
--------------------------------------------------------------------------------------------------
                 BANKING--3.8%
                 ---------------------------------------------------------------------------------
        550,000  Bancomext Trust, Bank Guarantee, 11.25%, 5/30/2006                                       606,375
                 ---------------------------------------------------------------------------------
     92,600,000  ING, Note, 21.60%, 7/9/1997                                                              505,270
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  1,111,645
                 ---------------------------------------------------------------------------------  -------------
                 BEVERAGE & TOBACCO--1.8%
                 ---------------------------------------------------------------------------------
        500,000  Empresas La Moderna, 11.375%, 1/25/1999                                                  526,250
                 ---------------------------------------------------------------------------------  -------------
                 CONGLOMERATES--3.8%
                 ---------------------------------------------------------------------------------
      8,000,000  General Electric Capital Corp., Note, 11.625%, 10/29/1997                                217,279
                 ---------------------------------------------------------------------------------
        500,000  Mechala Group Jamaica, Note, 12.75%, 12/30/1999                                          522,500
                 ---------------------------------------------------------------------------------
        350,000  Mechala Group Jamaica, Series REGs, 12.00%, 2/15/2002                                    357,875
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  1,097,654
                 ---------------------------------------------------------------------------------  -------------
                 CONTAINER & GLASS PRODUCTS--1.8%
                 ---------------------------------------------------------------------------------
        500,000  Vicap SA, Sr. Note, 11.375%, 5/15/2007                                                   519,375
                 ---------------------------------------------------------------------------------  -------------
                 FINANCE--0.8%
                 ---------------------------------------------------------------------------------
        200,000  Polysindo Intl Fin Co BV, Company Guarantee, 11.375%, 6/15/2006                          218,500
                 ---------------------------------------------------------------------------------  -------------
                 FINANCIAL INTERMEDIARIES--2.1%
                 ---------------------------------------------------------------------------------
        560,000  Brierley Investments Ltd., Bond, 9.00%, 3/15/2002                                        388,331
                 ---------------------------------------------------------------------------------


Federated International High Income Fund

--------------------------------------------------------------------------------

    FOREIGN
   CURRENCY                                                                                           VALUE IN
      PAR                                                                                               U.S.
    AMOUNT                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
CORPORATE BONDS--CONTINUED
--------------------------------------------------------------------------------------------------
                 FINANCIAL INTERMEDIARIES--CONTINUED
                 ---------------------------------------------------------------------------------
      1,494,000  Nykredit, Mtg. Bond, 8.00%, 10/1/2029                                              $     234,108
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    622,439
                 ---------------------------------------------------------------------------------  -------------
                 FOREST PRODUCTS--3.6%
                 ---------------------------------------------------------------------------------
        200,000  Asian Pulp & Paper, Company Guarantee, 11.75%, 10/1/2005                                 215,760
                 ---------------------------------------------------------------------------------
        600,000  Avenor, Inc., Deb., 10.85%, 11/30/2014                                                   509,242
                 ---------------------------------------------------------------------------------
        300,000  Klabin Fabricadora Papel, Company Guarantee, Series REGS, 11.00%, 8/12/2004              311,250
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  1,036,252
                 ---------------------------------------------------------------------------------  -------------
                 INDUSTRIAL PRODUCTS & EQUIPMENT--3.4%
                 ---------------------------------------------------------------------------------
        500,000  Comp Nav Perez Companc, Series REGS, 9.00%, 1/30/2004                                    513,750
                 ---------------------------------------------------------------------------------
        450,000  Sophora Comercio, 11.50%, 11/10/1998                                                     469,125
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    982,875
                 ---------------------------------------------------------------------------------  -------------
                 INSURANCE--2.0%
                 ---------------------------------------------------------------------------------
        335,000  Commercial Union PLC, Company Guarantee, 8.625%, 9/28/2005                               575,216
                 ---------------------------------------------------------------------------------  -------------
                 OIL & GAS--7.0%
                 ---------------------------------------------------------------------------------
        250,000  Bariven SA, Company Guarantee, 10.625%, 3/17/2002                                        275,000
                 ---------------------------------------------------------------------------------
        482,634  Centragas, 10.65%, 12/1/2010                                                             518,832
                 ---------------------------------------------------------------------------------
        250,000  Copene, Sr. Unsub., 9.50%, 10/19/2001                                                    250,000
                 ---------------------------------------------------------------------------------
        450,000  Invergas SA, Note, 12.50%, 12/16/1999                                                    496,125
                 ---------------------------------------------------------------------------------
        450,000  MetroGas S.A., Sr. Note, 12.00%, 8/15/2000                                               497,250
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  2,037,207
                 ---------------------------------------------------------------------------------  -------------
                 PAPER PRODUCTS--1.7%
                 ---------------------------------------------------------------------------------
        450,000  Indah Kiat Intl. Finance, Company Guarantee, 12.50%, 6/15/2006                           502,875
                 ---------------------------------------------------------------------------------  -------------
                 STEEL--2.6%
                 ---------------------------------------------------------------------------------
        500,000  (a)Altos Hornos De Mexico, 11.875%, 4/30/2004                                            529,375
                 ---------------------------------------------------------------------------------


Federated International High Income Fund

--------------------------------------------------------------------------------

    FOREIGN
   CURRENCY                                                                                           VALUE IN
      PAR                                                                                               U.S.
    AMOUNT                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
CORPORATE BONDS--CONTINUED
--------------------------------------------------------------------------------------------------
                 STEEL--CONTINUED
                 ---------------------------------------------------------------------------------
        200,000  Tubos de Acero de Mexico SA, Unsub., 13.75%, 12/8/1999                             $     225,500
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    754,875
                 ---------------------------------------------------------------------------------  -------------
                 SURFACE TRANSPORTATION--2.1%
                 ---------------------------------------------------------------------------------
      1,500,000  Transnet Ltd., Foreign Gov't. Guarantee, Series T016, 11.50%,
                 2/15/1999                                                                                318,224
                 ---------------------------------------------------------------------------------
        250,000  (a)Zhuhai Highway, Sub. Note, 11.50%, 7/1/2008                                           284,688
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                    602,912
                 ---------------------------------------------------------------------------------  -------------
                 TELECOMMUNICATIONS & CELLULAR--7.5%
                 ---------------------------------------------------------------------------------
        250,000  CANTV Finance Limited, Company Guarantee, 9.25%, 2/1/2004                                253,750
                 ---------------------------------------------------------------------------------
        200,000  (a)Comtel Brasileir, Note, 10.75%, 9/26/2004                                             213,750
                 ---------------------------------------------------------------------------------
        300,000  Comtel Brasileir, Note, Series REGS, 10.75%, 9/26/2004                                   319,500
                 ---------------------------------------------------------------------------------
        500,000  Philippine Long Distance Telephone Co., Deb., 10.625%, 6/2/2004                          559,910
                 ---------------------------------------------------------------------------------
        470,000  Rogers Cantel Mobile, Inc., Sr. Note, 10.50%, 6/1/2006                                   385,504
                 ---------------------------------------------------------------------------------
        200,000  Telecom Argentina S.A., Unsecd. Note, 12.00%, 11/15/2002                                 231,500
                 ---------------------------------------------------------------------------------
        200,000  Telefonica de Argentina S.A., Note, 11.875%, 11/1/2004                                   237,000
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  2,200,914
                 ---------------------------------------------------------------------------------  -------------
                 UTILITIES--6.5%
                 ---------------------------------------------------------------------------------
        350,000  AES China Generating Co., Note, 10.125%, 12/15/2006                                      373,625
                 ---------------------------------------------------------------------------------
        550,000  Bridas Corp, Sr. Note, 12.50%, 11/15/1999                                                602,250
                 ---------------------------------------------------------------------------------
        500,000  Cent Elet Brasil Elebra, Series REGS, 10.00%, 7/6/2004                                   522,813
                 ---------------------------------------------------------------------------------
        500,000  National Power Co. PLC, 8.00%, 2/21/2007                                                 378,456
                 ---------------------------------------------------------------------------------  -------------
                 Total                                                                                  1,877,144
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL CORPORATE BONDS (IDENTIFIED COST $14,560,742)                                   14,666,133
                 ---------------------------------------------------------------------------------  -------------
GOVERNMENTS AGENCIES--40.5%
--------------------------------------------------------------------------------------------------
        450,000  Australian Government, Bond, 7.50%, 9/15/2009                                            342,149
                 ---------------------------------------------------------------------------------
     22,000,000  Central Bank of Kenya, 21.40% accrual, 6/9/1997                                    $     409,377
                 ---------------------------------------------------------------------------------


Federated International High Income Fund

--------------------------------------------------------------------------------

    FOREIGN
   CURRENCY                                                                                           VALUE IN
      PAR                                                                                               U.S.
    AMOUNT                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
GOVERNMENTS AGENCIES--CONTINUED
--------------------------------------------------------------------------------------------------
        550,000  Ecuador Discount, 6.50%, 2/28/2025                                                       381,288
                 ---------------------------------------------------------------------------------
      1,050,000  Egypt, Bond, 10.02% accrual, 8/19/1997                                                   303,362
                 ---------------------------------------------------------------------------------
      1,000,000  Flirb-Non-US Global Bear, 7/28/2012                                                      517,500
                 ---------------------------------------------------------------------------------
     50,000,000  Hellenic Republic, 13.00% accrual, 9/30/1997                                             177,104
                 ---------------------------------------------------------------------------------
     75,000,000  Hellenic Republic, Bond, 12.60%, 12/31/2003                                              285,377
                 ---------------------------------------------------------------------------------
     50,000,000  Hellenic Republic, Bond, 13.40%, 11/26/2003                                              190,617
                 ---------------------------------------------------------------------------------
    100,000,000  Hellenic Republic, Bond, 13.50%, 12/27/2002                                              391,489
                 ---------------------------------------------------------------------------------
     45,000,000  Hungary, Bond, 24.00%, 3/21/1998                                                         251,942
                 ---------------------------------------------------------------------------------
      7,500,000  International Finance Corp., Note, 11.75%, 8/15/1999                                     179,897
                 ---------------------------------------------------------------------------------
        800,000  Islamic Republic of Pakistan, Deb., 11.50%, 12/22/1999                                   819,000
                 ---------------------------------------------------------------------------------
    750,000,000  Italy (Republic of), Deb., 10.50%, 4/1/2005                                              518,797
                 ---------------------------------------------------------------------------------
      1,050,000  Kingdom of Denmark, Bond, 7.00%, 11/10/2024                                              154,162
                 ---------------------------------------------------------------------------------
        200,000  Mexican Cetes, 27.00% accrual, 10/2/1997                                                 235,805
                 ---------------------------------------------------------------------------------
      1,200,000  Ministry Finance Russia, Unsub., 9.25%, 11/27/2001                                     1,190,250
                 ---------------------------------------------------------------------------------
        750,000  National Bank of Romania, 9.75%, 6/25/1999                                               766,170
                 ---------------------------------------------------------------------------------
        450,000  Panama, Bond, 7.875%, 2/13/2002                                                          445,923
                 ---------------------------------------------------------------------------------
        400,000  Petroleo Brasileiro SA, 10.0875%, 6/8/1998                                               413,000
                 ---------------------------------------------------------------------------------
      1,000,000  Poland Gov't Bond, 12.00%, 6/12/2002                                                     247,170
                 ---------------------------------------------------------------------------------
        500,000  Poland Gov't Bond, Bond, 15.00%, 6/12/1999                                               141,128
                 ---------------------------------------------------------------------------------
        600,000  Poland, Republic of, Bond, 16.00%, 10/12/1998                                            175,679
                 ---------------------------------------------------------------------------------
        210,000  Queensland Treasury, Local Gov't. Guarantee, 8.00%, 5/14/2003                            165,450
                 ---------------------------------------------------------------------------------
        242,500  Republic of Argentina, Deb., 6.625%, 3/31/2005                                           225,646
                 ---------------------------------------------------------------------------------
    500,000,000  SBI, Bank Note, 13.80% accrual, 11/27/1997                                               192,175
                 ---------------------------------------------------------------------------------
      1,000,000  South Africa, Republic of, 12.00%, 2/28/2005                                             194,712
                 ---------------------------------------------------------------------------------
      1,000,000  South Africa (Republic of) Bond, 12.50%, 12/21/2006                                      195,964
                 ---------------------------------------------------------------------------------
      1,100,000  Swedish Government, Bond, 8.00%, 8/15/2007                                         $     151,534
                 ---------------------------------------------------------------------------------
      2,600,000  Trans Caledon Tunnel Authority, 13.00%, 9/15/2010                                        507,557
                 ---------------------------------------------------------------------------------


Federated International High Income Fund

--------------------------------------------------------------------------------

    FOREIGN
   CURRENCY
      PAR
   AMOUNT OR                                                                                          VALUE IN
   PRINCIPAL                                                                                            U.S.
    AMOUNT                                                                                             DOLLARS
---------------  ---------------------------------------------------------------------------------  -------------
GOVERNMENTS AGENCIES--CONTINUED
--------------------------------------------------------------------------------------------------
        500,000  Trinidad and Tobago, Unsub., 11.75%, 10/3/2004                                           597,500
                 ---------------------------------------------------------------------------------
        400,000  Turkey, 10.00%, 5/23/2002                                                                409,000
                 ---------------------------------------------------------------------------------
        200,000  United Mexican States, 7.625%, 8/6/2001                                                  201,550
                 ---------------------------------------------------------------------------------
        500,000  Venezuala Par, Foreign Gov't. Guarantee, 6.75%, 3/31/2020                                378,125
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL GOVERNMENTS AGENCIES (IDENTIFIED COST $11,809,701)                              11,756,399
                 ---------------------------------------------------------------------------------  -------------
(B) REPURCHASE AGREEMENTS--3.0%
--------------------------------------------------------------------------------------------------
$       865,000  BT Securities Corporation, 5.56%, dated 5/30/1997, due 6/2/1997                          865,000
                 ---------------------------------------------------------------------------------  -------------
                 TOTAL INVESTMENTS (IDENTIFIED COST $28,354,804)(C)                                 $  28,387,626
                 ---------------------------------------------------------------------------------  -------------

 (a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At May 31, 1997, these securities amounted to $1,027,813 which represents 3.5% of net assets.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

 (c) The cost of investments for federal tax purposes amounts to $28,354,804. The net unrealized appreciation of investments on a federal tax basis amounts to $32,822 which is comprised of $405,986 appreciation and $373,164 depreciation at May 31, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($29,023,834) at May 31, 1997.

The following acronym is used throughout this portfolio:

CP--Commercial Paper
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)

Federated International High Income Fund
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

ASSETS:
------------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $28,354,804)                         $28,387,626
------------------------------------------------------------------------------------------------------
Cash                                                                                                        13,745
------------------------------------------------------------------------------------------------------
Income receivable                                                                                          858,701
------------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 790,561
------------------------------------------------------------------------------------------------------  ----------
    Total assets                                                                                        30,050,633
------------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------
Payable for investments purchased                                                            $ 758,020
-------------------------------------------------------------------------------------------
Payable for shares redeemed                                                                     62,900
-------------------------------------------------------------------------------------------
Income distribution payable                                                                    205,879
-------------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                    1,026,799
------------------------------------------------------------------------------------------------------  ----------
NET ASSETS for 2,894,781 shares outstanding                                                             $29,023,834
------------------------------------------------------------------------------------------------------  ----------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid in capital                                                                                         $29,062,000
------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and translation of assets and liabilities in foreign
currency                                                                                                    24,888
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                             (20,191)
------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income                                               (42,863)
------------------------------------------------------------------------------------------------------  ----------
    Total Net Assets                                                                                    $29,023,834
------------------------------------------------------------------------------------------------------  ----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------------------------------------------------------
CLASS A SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($3,206,630 / 319,827 shares outstanding)                                         $10.03
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share (100/95.50 of $10.03)*                                                             $10.50
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share (99.50/100 of $10.03)**                                                        $9.98
------------------------------------------------------------------------------------------------------  ----------
CLASS B SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($24,511,164 / 2,444,709 shares outstanding)                                      $10.03
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share                                                                                    $10.03
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share (94.50/100 of $10.03)**                                                        $9.48
------------------------------------------------------------------------------------------------------  ----------
CLASS C SHARES:
------------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($1,306,040 / 130,245 shares outstanding)                                         $10.03
------------------------------------------------------------------------------------------------------  ----------
Offering Price Per Share                                                                                    $10.03
------------------------------------------------------------------------------------------------------  ----------
Redemption Proceeds Per Share (99/100 of $10.03)**                                                           $9.93
------------------------------------------------------------------------------------------------------  ----------

 * See "How to Purchase Shares" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated International High Income Fund
Statement of Operations
--------------------------------------------------------------------------------
Six Months Ended May 31, 1997 (unaudited)

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------
Interest (net of foreign taxes withheld of $352)                                                          $ 901,006
--------------------------------------------------------------------------------------------------------  ---------
EXPENSES:
---------------------------------------------------------------------------------------------
Investment advisory fee                                                                        $  73,147
---------------------------------------------------------------------------------------------
Administrative personnel and services fee                                                         92,247
---------------------------------------------------------------------------------------------
Custodian fees                                                                                    22,930
---------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                          46,885
---------------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                            250
---------------------------------------------------------------------------------------------
Auditing fees                                                                                      8,292
---------------------------------------------------------------------------------------------
Legal fees                                                                                         1,000
---------------------------------------------------------------------------------------------
Portfolio accounting fees                                                                         38,796
---------------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                         55,274
---------------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                          1,965
---------------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                           2,434
---------------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                          18,425
---------------------------------------------------------------------------------------------
Shareholder services fee--Class C Shares                                                             655
---------------------------------------------------------------------------------------------
Share registration costs                                                                          17,595
---------------------------------------------------------------------------------------------
Printing and postage                                                                              10,924
---------------------------------------------------------------------------------------------
Insurance premiums                                                                                 1,910
---------------------------------------------------------------------------------------------
Taxes                                                                                                839
---------------------------------------------------------------------------------------------
Miscellaneous                                                                                      2,454
---------------------------------------------------------------------------------------------  ---------
    Total expenses                                                                               396,022
---------------------------------------------------------------------------------------------
Waivers and reimbursements--
----------------------------------------------------------------------------------
  Waiver of investment advisory fee                                                 $ (73,147)
----------------------------------------------------------------------------------
  Reimbursement of other operating expenses by adviser                               (200,716)
----------------------------------------------------------------------------------  ---------
    Total waivers and reimbursements                                                            (273,863)
---------------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                        122,159
--------------------------------------------------------------------------------------------------------  ---------
            Net investment income                                                                           778,847
--------------------------------------------------------------------------------------------------------  ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
--------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                                          (20,191)
--------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments and translation of assets and liabilities in
foreign currency                                                                                            (56,751)
--------------------------------------------------------------------------------------------------------  ---------
        Net realized and unrealized loss on investments and foreign currency                                (76,942)
--------------------------------------------------------------------------------------------------------  ---------
            Change in net assets resulting from operations                                                $ 701,905
--------------------------------------------------------------------------------------------------------  ---------

(See Notes which are an integral part of the Financial Statements)


Federated International High Income Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                                 (UNAUDITED)        NOVEMBER 30,
                                                                                MAY 31, 1997           1996(A)
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------------------
Net investment income                                                           $     778,847       $      85,010
--------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions
($20,191 net loss and $0 net gain, respectively, as computed for federal
tax purposes)                                                                         (20,191)                227
--------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of investments and
translation of assets and liabilities in foreign currency                             (56,751)             81,639
--------------------------------------------------------------------------  ---------------------  ---------------
    Change in net assets resulting from operations                                    701,905             166,876
--------------------------------------------------------------------------  ---------------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------------------
Distributions from net investment income
--------------------------------------------------------------------------
  Class A Shares                                                                      (99,387)            (69,102)
--------------------------------------------------------------------------
  Class B Shares                                                                     (691,703)            (15,313)
--------------------------------------------------------------------------
  Class C Shares                                                                      (23,884)               (595)
--------------------------------------------------------------------------
Distributions in excess of net investment income
--------------------------------------------------------------------------
  Class A Shares                                                                     --                    (6,963)
--------------------------------------------------------------------------
  Class B Shares                                                                     --                  --
--------------------------------------------------------------------------
  Class C Shares                                                                     --                  --
--------------------------------------------------------------------------  ---------------------  ---------------
    Change in net assets resulting from distributions to shareholders                (814,974)            (91,973)
--------------------------------------------------------------------------  ---------------------  ---------------
SHARE TRANSACTIONS--
--------------------------------------------------------------------------
Proceeds from sale of shares                                                       23,796,369          13,882,835
--------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                                227,155               8,455
--------------------------------------------------------------------------
Cost of shares redeemed                                                              (965,431)         (7,887,383)
--------------------------------------------------------------------------  ---------------------  ---------------
    Change in net assets resulting from share transactions                         23,058,093           6,003,907
--------------------------------------------------------------------------  ---------------------  ---------------
         Change in net assets                                                      22,945,024           6,078,810
--------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------
Beginning of period                                                                 6,078,810            --
--------------------------------------------------------------------------  ---------------------  ---------------
End of period                                                                   $  29,023,834       $   6,078,810
--------------------------------------------------------------------------  ---------------------  ---------------

(a) For the period from October 2, 1996 (date of initial public investment) to November 30, 1996.

(See Notes which are an integral part of the Financial Statements)


Federated International High Income Fund
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                   (UNAUDITED)       YEAR ENDED
                                                                                     MAY 31,        NOVEMBER 30,
                                                                                      1997             1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                $   10.12         $   10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------
  Net investment income                                                                  0.49(g)           0.17(e)
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                  (0.06)             0.13
-------------------------------------------------------------------------------       -------           -------
  Total from investment operations                                                       0.43              0.30
-------------------------------------------------------------------------------       -------           -------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------
  Distributions from net investment income                                              (0.52)            (0.17)
-------------------------------------------------------------------------------
  Distributions in excess of net investment income                                     --                 (0.01)(b)
-------------------------------------------------------------------------------       -------           -------
  Total distributions from net investment income                                        (0.52)            (0.18)
-------------------------------------------------------------------------------       -------           -------
NET ASSET VALUE, END OF PERIOD                                                      $   10.03         $   10.12
-------------------------------------------------------------------------------       -------           -------
TOTAL RETURN (C)                                                                         4.34%             2.99%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------
  Expenses                                                                               0.75%*            0.75%*
-------------------------------------------------------------------------------
  Net investment income                                                                  9.70%*            9.19%*
-------------------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                                       3.18%*            8.46%*
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                              $3,207              $599
-------------------------------------------------------------------------------
  Average commission rate paid (f)                                                    $0.0000           $0.0003
-------------------------------------------------------------------------------
  Portfolio turnover                                                                       42%                0%
-------------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from October 2, 1996 (date of initial public investment) to November 30, 1996.

 (b) Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

 (c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (e) Per share information is based on the bi-monthly average number of shares outstanding.

 (f) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

 (g) Per share information is based on the average number of shares outstanding.

(See Notes which are an integral part of the Financial Statements)


Federated International High Income Fund
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                   (UNAUDITED)       YEAR ENDED
                                                                                     MAY 31,        NOVEMBER 30,
                                                                                      1997             1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                $   10.12         $   10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------
  Net investment income                                                                  0.46              0.18(e)
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                  (0.07)             0.11
-------------------------------------------------------------------------------       -------           -------
  Total from investment operations                                                       0.39              0.29
-------------------------------------------------------------------------------       -------           -------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------
  Distributions from net investment income                                              (0.48)            (0.17)
-------------------------------------------------------------------------------       -------           -------
NET ASSET VALUE, END OF PERIOD                                                      $   10.03         $   10.12
-------------------------------------------------------------------------------       -------           -------
TOTAL RETURN (B)                                                                         3.96%             2.87%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------
  Expenses                                                                               1.50%*            1.50%
-------------------------------------------------------------------------------
  Net investment income                                                                  8.96%*            8.92%
-------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                       3.18%*            8.46%
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                             $24,511            $5,379
-------------------------------------------------------------------------------
  Average commission rate paid (d)                                                      $0.00           $0.0003
-------------------------------------------------------------------------------
  Portfolio turnover                                                                       42%                0%
-------------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from October 2, 1996 (date of initial public offering) to November 30, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

 (e) Per share information presented is based upon the bi-monthly average number of shares outstanding.

(See Notes which are an integral part of the Financial Statements)


Federated International High Income Fund
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                                   SIX MONTHS
                                                                                      ENDED
                                                                                   (UNAUDITED)       YEAR ENDED
                                                                                     MAY 31,        NOVEMBER 30,
                                                                                      1997             1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                $   10.12         $   10.00
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------
  Net investment income                                                                  0.48              0.17(e)
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                  (0.09)             0.12
-------------------------------------------------------------------------------       -------           -------
  Total from investment operations                                                       0.39              0.29
-------------------------------------------------------------------------------       -------           -------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------------
  Distributions from net investment income                                              (0.48)             0.17
-------------------------------------------------------------------------------       -------           -------
NET ASSET VALUE, END OF PERIOD                                                      $   10.03         $   10.12
-------------------------------------------------------------------------------       -------           -------
TOTAL RETURN (B)                                                                         3.96%             2.87%
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------
  Expenses                                                                               1.50%*            1.50%*
-------------------------------------------------------------------------------
  Net investment income                                                                  9.07%*            8.67%*
-------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                       3.18%*            8.46%*
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                              $1,306               $83
-------------------------------------------------------------------------------
  Average commission rate paid (d)                                                    $0.0000           $0.0003
-------------------------------------------------------------------------------
  Portfolio turnover                                                                       42%                0%
-------------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from October 2, 1996 (date of initial public offering) to November 30, 1996.

 (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.

 (e) Per share information presented is based upon the bi-monthly average number of shares outstanding.

(See Notes which are an integral part of the Financial Statements)

Federated International High Income Fund
Notes to Financial Statements
--------------------------------------------------------------------------------
May 31, 1997 (unaudited)

1. ORGANIZATION

World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of eight portfolios. The financial statements included herein are only those of Federated International High Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek a high level of current income.

The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of


Federated International High Income Fund

--------------------------------------------------------------------------------
     counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     FOREIGN EXCHANGE CONTRACTS--The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange risk. The Fund may enter into foreign currency exchange contracts as purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or crosshedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are 'marked to market' daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchanged contract is offset into a closing transaction or by delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At May 31, 1997, the Fund had no outstanding foreign currency committments.

     FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the


Federated International High Income Fund

--------------------------------------------------------------------------------
     rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at May 31, 1997 is as follows:

SECURITY                                                            ACQUISITION DATE      ACQUISITION COST
Altos Hornos De Mexico                                                    4/30/1997          $  498,040
Zhuhai Highway, Sub. Note                                                10/02/1996             205,000
Comtel Brasileira LTD                                                    10/02/1996             205,000

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.


Federated International High Income Fund

--------------------------------------------------------------------------------

3. CAPITAL STOCK

At May 31, 1997, par value shares ($0.001 per share) authorized were as follows:

                                                                                                     NUMBER OF
                                                                                                     PAR VALUE
                                                                                                   CAPITAL STOCK
CLASS NAME                                                                                           AUTHORIZED
Class A Shares                                                                                        135,000,000
------------------------------------------------------------------------------------------------
Class B Shares                                                                                        135,000,000
------------------------------------------------------------------------------------------------
Class C Shares                                                                                        135,000,000
------------------------------------------------------------------------------------------------  ----------------
     Total shares authorized                                                                          405,000,000
------------------------------------------------------------------------------------------------  ----------------

Transactions in capital stock were as follows:

                                                                  SIX MONTHS ENDED            YEAR ENDED
                                                                    MAY 31, 1997         NOVEMBER 30, 1996(A)
CLASS A SHARES                                                   SHARES       AMOUNT      SHARES       AMOUNT
Shares sold                                                      273,980  $  2,757,227    844,791  $  8,447,943
-------------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                  3,195        32,033        104         1,048
-------------------------------------------------------------
Shares redeemed                                                  (16,602)     (165,347)  (785,641)   (7,887,383)
-------------------------------------------------------------  ---------  ------------  ---------  ------------
     Net change resulting from
     Class A Shares transactions                                 260,573  $  2,623,913     59,254  $    561,608
-------------------------------------------------------------  ---------  ------------  ---------  ------------

                                                                SIX MONTHS ENDED             YEAR ENDED
                                                                  MAY 31, 1997          NOVEMBER 30, 1996(B)
CLASS B SHARES                                                 SHARES       AMOUNT       SHARES       AMOUNT
Shares sold                                                  1,960,873  $  19,705,363    532,539  $  5,353,399
----------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                               18,654        187,045        696         7,044
----------------------------------------------------------
Shares redeemed                                                (68,053)      (681,712)    --           --
----------------------------------------------------------  ----------  -------------  ---------  ------------
     Net change resulting from
     Class B Shares transactions                             1,911,474  $  19,210,696    533,235  $  5,360,443
----------------------------------------------------------  ----------  -------------  ---------  ------------


Federated International High Income Fund

--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED             YEAR ENDED
                                                                  MAY 31, 1997          NOVEMBER 30, 1996(B)
CLASS C SHARES                                                  SHARES         AMOUNT     SHARES        AMOUNT
Shares sold                                                    133,030  $   1,333,779      8,154  $     81,493
----------------------------------------------------------
Shares issued to shareholders in
payment of distributions declared                                  807          8,077         36           363
----------------------------------------------------------
Shares redeemed                                                (11,782)      (118,372)    --           --
----------------------------------------------------------  ----------  -------------  ---------  ------------
     Net change resulting from
     Class C Shares transactions                               122,055  $   1,223,484      8,190  $     81,856
----------------------------------------------------------  ----------  -------------  ---------  ------------
          Net change resulting from
          share transactions                                 2,294,102     23,058,093    600,679  $  6,003,907
----------------------------------------------------------  ----------  -------------  ---------  ------------

(a) Reflects operations from October 2, 1996 (date of initial public investment) to November 30, 1996.

(b) Reflects operations from October 2, 1996 (date of initial public offering) to November 30, 1996.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Global Research Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares, and Class C shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.


Federated International High Income Fund

--------------------------------------------------------------------------------

                                                                                                   PERCENTAGE OF
                                                                                                 AVERAGE DAILY NET
SHARE CLASS NAME                                                                                  ASSETS OF CLASS
Class A Shares                                                                                            0.25%
--------------------------------------------------------------------------------------------
Class B Shares                                                                                            0.75%
--------------------------------------------------------------------------------------------
Class C Shares                                                                                            0.75%
--------------------------------------------------------------------------------------------

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended May 31, 1997 Class A Shares did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $48,027 were borne initially by Adviser. The Fund has agreed to reimburse Adviser for the organizational expenses during the five year period following effective date. For the period ended May 31, 1997, the Fund paid $2,668 pursuant to this agreement.

GENERAL--Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:

---------------------------------------------------------------------------------------------------
PURCHASES                                                                                            $  29,369,533
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $   6,842,596
---------------------------------------------------------------------------------------------------  -------------


Federated International High Income Fund

--------------------------------------------------------------------------------

6. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 1997, the diversification of countries was as follows:

COUNTRY           % OF NET ASSETS      COUNTRY                         % OF NET ASSETS
Argentina                  9.7%        Mexico                                   9.8%
Australia                  1.8%        New Zealand                              1.3%
Brazil                     8.6%        Pakistan                                 2.8%
Bulgaria                   1.8%        Panama                                   1.5%
Canada                     3.1%        Philippines                              1.9%
China                      2.3%        Poland                                   2.0%
Columbia                   1.8%        Romania                                  2.6%
Denmark                    1.3%        Russia                                   4.1%
Ecuador                    1.3%        Slovak Republic                          1.3%
Egypt                      1.0%        South Africa                             5.2%
Greece                     3.6%        Sweden                                   0.5%
Hungary                    2.7%        Trinidad And Tobago                      2.1%
Indonesia                  6.7%        Turkey                                   1.4%
Italy                      1.8%        United Kingdom                           3.3%
Jamaica                    3.0%        Venezuela                                3.1%
Kenya                      1.4%

Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Richard B. Fisher
William J. Copeland                                       President
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Richard B. Fisher                                         Edward C. Gonzales
Edward L. Flaherty, Jr.                                   Executive Vice President
Peter E. Madden                                           John W. McGonigle
Gregor F. Meyer                                           Executive Vice President, Treasurer, and Secretary
John E. Murray, Jr.                                       Karen M. Brownlee
Wesley W. Posvar                                          Assistant Secretary
Marjorie P. Smuts

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.



[LOGO] FEDERATED INVESTORS

Federated Securities Corp., Distributor

Cusip 981487762
Cusip 981487754
Cusip 981487747
G01949-02 (7/97)

[RECYCLED LOGO]






A. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $4,000 in the Class A Shares of Federated World Utility Fund on April 22, 1994 would have grown to $5,741 on May 31, 1997. The "x" axis reflects computation periods from April 22, 1994 to May 31, 1997; the "y" axis reflects the cost of the investment; and the right margin reflects a total investment range from $0 to $6,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends. The performance disclaimer and footnotes appear directly under the graphic presentation. Above the graphic presentation are the following total return data for Federated World Utility Fund: average annual one-year (as of June 30, 1997) and since inception total returns for Class A Shares, Class B Shares, Class C Shares, and Class F Shares were 17.99% and 13.49%; 18.09% and 18.46%; 22.85% and 20.65%; and 22.52% and 14.80%, respectively.

B. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it, which shows that an initial investment of $1,000 in the Class A Shares of Federated World Utility Fund on April 22, 1994 would have grown to $4,982 by May 31, 1997. The "x" axis reflects the cost of the investment, the "y" axis reflects computation periods from April 22, 1994 to May 31, 1997, and the right margin reflects a total investment range from $0 to $6,000. The chart further indicates the ending market value attributable to principal, as well as the ending market value attributable to capital gains and reinvested dividends.